UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSgA FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

P.O. Box 5049

Boston, Massachusetts 02111-2900

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Secretary SSgA Funds 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-2426

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Item 1.	Schedule of Investments.

Dynamic Small Cap Fund

Clarion Real Estate Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Emerging Markets Fund

International Stock Selection Fund

High Yield Bond Fund

Quarterly Report

May 31, 2014

SSgA Funds

Quarterly Report

May 31, 2014 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

Dynamic Small Cap Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.0%
Consumer Discretionary - 12.5%
AH Belo Corp. (Class A) (a)	1,195	14,077
ANN, Inc. (b)	2,714	105,493
Arctic Cat, Inc. (a)	299	11,153
Brown Shoe Co., Inc.	3,247	91,403
Burlington Stores, Inc. (a)(b)	628	17,848
Carmike Cinemas, Inc. (b)	710	24,424
Cooper Tire & Rubber Co.	3,902	108,593
Culp, Inc.	613	11,304
Cumulus Media, Inc. (Class A) (a)(b)	4,315	27,271
Dana Holding Corp. (a)	6,009	133,039
DineEquity, Inc.	1,062	84,312
Drew Industries, Inc.	1,609	78,069
Entravision Communications Corp. (Class A) (a)	3,086	16,541
Ethan Allen Interiors, Inc.	832	19,502
Federal-Mogul Holdings Corp. (b)	1,371	22,745
G-III Apparel Group, Ltd. (a)(b)	1,520	111,446
Gentherm, Inc. (b)	2,788	114,670
Haverty Furniture Cos., Inc.	607	15,193
Helen of Troy, Ltd. (b)	1,769	102,531
Iconix Brand Group, Inc. (a)(b)	2,791	117,055
Jack in the Box, Inc.	2,185	126,140
Journal Communications, Inc. (Class A) (b)	1,638	13,513
Marriott Vacations Worldwide Corp. (b)	1,609	91,150
Mattress Firm Holding Corp. (a)(b)	767	34,408
Meredith Corp. (a)	2,157	96,979
Modine Manufacturing Co. (a)(b)	6,332	96,690
Movado Group, Inc.	2,094	80,179
NACCO Industries, Inc. (Class A)	225	12,206
Nutrisystem, Inc. (a)	872	14,388
Orbitz Worldwide, Inc. (b)	1,811	13,456
Outerwall, Inc. (a)(b)	1,484	104,963
Penske Automotive Group, Inc.	2,453	114,114
Remy International, Inc. (a)	1,712	40,728
Ruth’s Hospitality Group, Inc.	3,855	47,224
Scholastic Corp.	2,801	89,296
Skechers U.S.A., Inc. (Class A) (b)	2,880	128,160
Skullcandy, Inc. (a)(b)	1,811	13,419
Sonic Corp. (a)(b)	4,561	94,869
Speedway Motorsports, Inc. (a)	384	7,085
Standard Motor Products, Inc.	2,338	97,074
Stoneridge, Inc. (b)	1,438	13,819
Strayer Education, Inc. (b)	400	21,856
Tenneco, Inc. (b)	2,189	139,549
The Buckle, Inc. (a)	645	28,928
The McClatchy Co. (Class A) (a)(b)	3,175	16,319

	Principal Amount ($) or Shares	Market Value $
Tower International, Inc. (b)	962	29,476
Universal Electronics, Inc. (b)	1,078	49,027
Vera Bradley, Inc. (a)(b)	717	19,323
William Lyon Homes (Class A) (b)	632	16,615
Zumiez, Inc. (b)	732	20,108

		2,897,730

Consumer Staples - 4.0%
Coca-Cola Hellenic Bottling Co. (a)	201	15,127
Harbinger Group, Inc. (b)	2,061	24,402
Inter Parfums, Inc.	723	21,596
Medifast, Inc. (b)	545	17,129
Omega Protein Corp. (b)	1,337	19,239
Pilgrim’s Pride Corp. (b)	4,279	108,858
Revlon, Inc. (Class A) (a)(b)	498	15,697
Rite Aid Corp. (b)	23,878	199,620
Sanderson Farms, Inc. (a)	1,302	120,448
SpartanNash Co. (a)	902	21,900
Spectrum Brands Holdings, Inc.	390	30,369
Synutra International, Inc. (a)(b)	1,978	11,097
The Andersons, Inc.	1,822	92,813
The Pantry, Inc. (b)	1,175	19,846
Universal Corp. (a)	1,792	95,962
USANA Health Sciences, Inc. (a)(b)	238	17,115
Vector Group, Ltd. (a)	4,699	98,256

		929,474

Energy - 8.6%
Abraxas Petroleum Corp. (a)(b)	3,565	17,896
Adams Resources & Energy, Inc.	168	10,623
Alon USA Energy, Inc. (a)	1,154	17,252
Athlon Energy, Inc. (b)	622	27,032
Basic Energy Services, Inc. (a)(b)	3,264	88,781
C&J Energy Services, Inc. (b)	3,334	102,054
Callon Petroleum Co. (b)	1,967	20,752
Clayton Williams Energy, Inc. (b)	314	39,121
Cloud Peak Energy, Inc. (a)(b)	2,747	50,737
Comstock Resources, Inc. (a)	3,691	100,358
Contango Oil & Gas Co. (a)(b)	1,861	80,004
Delek US Holdings, Inc. (a)	3,219	100,014
EPL Oil & Gas, Inc. (b)	2,512	95,230
Exterran Holdings, Inc. (a)	2,735	114,159
Gastar Exploration, Inc. (b)	4,830	35,887
Green Plains, Inc. (a)	3,226	94,264
Knightsbridge Tankers, Ltd. (a)	1,396	18,483
Matador Resources Co. (a)(b)	2,391	59,488
Matrix Service Co. (b)	1,192	38,919
Northern Oil and Gas, Inc. (a)(b)	6,202	94,581
Panhandle Oil and Gas, Inc. (Class A) (a)	239	13,131

Dynamic Small Cap Fund	1

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Penn Virginia Corp. (a)(b)	2,636	40,015
Petroquest Energy, Inc. (b)	2,802	17,148
PHI, Inc. (a)(b)	397	17,762
Pioneer Energy Services Corp. (b)	6,434	102,301
REX American Resources Corp. (a)(b)	320	22,243
Ship Finance International, Ltd. (a)	5,420	100,378
Stone Energy Corp. (b)	2,357	104,627
Targa Resources Corp.	1,330	152,897
Tesco Corp.	930	19,809
VAALCO Energy, Inc. (a)(b)	2,082	13,533
W&T Offshore, Inc. (a)	1,096	16,078
Warren Resources, Inc. (a)(b)	6,310	28,900
Western Refining, Inc. (a)	2,600	106,652
Willbros Group, Inc. (b)	1,552	18,872

		1,979,981

Financials - 29.3%
AG Mortgage Investment Trust, Inc. (a)(c)	1,034	19,646
Ambac Financial Group, Inc. (a)(b)	3,328	93,783
American Capital Mortgage Investment Corp. (c)	4,804	98,146
Amtrust Financial Services, Inc. (a)	2,622	111,959
Anworth Mortgage Asset Corp. (c)	16,666	89,996
Apollo Commercial Real Estate Finance, Inc. (c)	1,215	20,351
Apollo Investment Corp. (a)	12,785	107,138
Apollo Residential Mortgage, Inc. (c)	1,061	17,804
Argo Group International Holdings, Ltd. (a)	1,283	62,161
Arlington Asset Investment Corp. (Class A) (a)	670	18,525
ARMOUR Residential REIT, Inc. (a)(c)	24,000	104,400
Banner Corp.	1,815	69,279
BGC Partners, Inc. (Class A) (a)	13,058	91,406
BlackRock Kelso Capital Corp. (a)	9,471	82,114
BofI Holding, Inc. (a)(b)	1,140	87,586
Boston Private Financial Holdings, Inc. (a)	7,513	94,964
Calamos Asset Management, Inc. (Class A) (a)	1,160	14,442
Capital Southwest Corp.	513	18,545
Capitol Federal Financial, Inc. (a)	1,633	19,759
Capstead Mortgage Corp. (a)(c)	7,681	101,159
Cardinal Financial Corp. (a)	935	16,241
Cash America International, Inc. (a)	2,216	105,282
Central Pacific Financial Corp. (a)	782	14,889

	Principal Amount ($) or Shares	Market Value $
Chemical Financial Corp. (a)	1,288	37,017
CNO Financial Group, Inc.	7,860	126,782
Colony Financial, Inc. (a)(c)	5,016	111,155
Cowen Group, Inc. (Class A) (a)(b)	3,702	15,289
Crawford & Co. (Class B) (a)	1,241	12,162
Credit Acceptance Corp. (a)(b)	304	39,702
CYS Investments, Inc. (a)(c)	11,998	110,861
Dynex Capital, Inc. (a)(c)	2,061	17,828
East West Bancorp, Inc.	268	8,973
Encore Capital Group, Inc. (a)(b)	1,983	85,844
Enstar Group, Ltd. (a)(b)	406	57,205
Enterprise Financial Services Corp. (a)	690	12,054
FBL Financial Group, Inc. (Class A) (a)	1,557	68,056
Fidelity & Guaranty Life	3,670	78,538
Fidus Investment Corp. (a)	766	14,079
Fifth Street Finance Corp.	10,213	94,879
First American Financial Corp. (a)	4,572	128,107
First BanCorp- Puerto Rico (a)(b)	3,134	15,263
First Commonwealth Financial Corp. (a)	1,267	10,896
First Interstate Bancsystem, Inc.	610	15,659
First Merchants Corp.	3,340	66,266
First Midwest Bancorp, Inc.	5,975	95,600
First NBC Bank Holding Co. (b)	400	13,560
Gain Capital Holdings, Inc. (a)	1,371	10,817
GAMCO Investors, Inc. (Class A)	314	23,895
Gladstone Investment Corp. (a)	1,633	12,623
Great Southern Bancorp, Inc. (a)	299	8,758
Greenlight Capital Re, Ltd. (Class A) (a)(b)	2,870	90,950
Hanmi Financial Corp. (a)	3,038	64,740
HCI Group, Inc. (a)	560	21,711
HFF, Inc. (Class A) (a)	3,071	99,255
Home Loan Servicing Solutions, Ltd. (a)	4,673	104,208
Imperial Holdings, Inc. (a)(b)	1,885	12,271
Invesco Mortgage Capital, Inc. (a)(c)	6,958	123,574
Investment Technology Group, Inc. (a)(b)	1,044	19,972
Kansas City Life Insurance Co. (a)	250	10,800
KCAP Financial, Inc. (a)	1,797	14,322
KCG Holdings, Inc. (Class A) (a)(b)	8,112	97,263
Lakeland Financial Corp. (a)	471	17,041
Maiden Holdings, Ltd. (a)	4,887	59,817
Main Street Capital Corp. (a)	2,586	80,244
MainSource Financial Group, Inc. (a)	820	13,653
Manning & Napier, Inc.	873	14,920
Marcus & Millichap, Inc. (a)(b)	833	16,952

2	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Medley Capital Corp. (a)	1,500	18,585
Montpelier Re Holdings, Ltd. (a)	3,557	111,832
National Penn Bancshares, Inc. (a)	9,184	94,411
National Western Life Insurance Co. (Class A)	132	32,302
Nelnet, Inc. (Class A) (a)	2,330	95,926
New Mountain Finance Corp. (a)	6,045	85,960
New Residential Investment Corp. (c)	6,056	38,395
New York Mortgage Trust, Inc. (c)	2,609	20,768
NorthStar Realty Finance Corp. (c)	9,874	163,415
Old National Bancorp (a)	6,977	94,399
Oppenheimer Holdings, Inc.	563	12,949
PennantPark Investment Corp. (a)	8,491	93,826
PennyMac Mortgage Investment Trust (c)	4,379	92,484
Peoples Bancorp, Inc.	508	12,497
PHH Corp. (a)(b)	4,153	105,777
Piper Jaffray Cos. (a)(b)	2,167	95,413
Platinum Underwriters Holdings, Ltd.	1,497	96,032
Preferred Bank/Los Angeles CA (b)	626	14,104
Primerica, Inc.	2,539	114,357
PrivateBancorp, Inc.	3,319	88,650
Prospect Capital Corp. (a)	11,603	115,334
Pzena Investment Management, Inc. (Class A)	1,234	12,673
RAIT Financial Trust (a)(c)	11,066	86,757
RCS Capital Corp. (a)	360	9,360
Redwood Trust, Inc. (a)(c)	4,981	97,080
Resource Capital Corp. (a)(c)	16,105	92,765
Sabra Health Care REIT, Inc. (a)(c)	3,189	93,374
Safety Insurance Group, Inc.	1,279	65,971
Saul Centers, Inc. (c)	307	14,782
Selective Insurance Group, Inc.	1,786	42,453
Simmons First National Corp. (Class A) (a)	489	19,868
Solar Capital, Ltd. (a)	3,273	68,209
Stewart Information Services Corp. (a)	2,679	85,942
Symetra Financial Corp. (a)	4,679	97,557
Territorial Bancorp, Inc. (a)	477	9,840
The Geo Group, Inc. (c)	3,018	102,642
The Hanover Insurance Group, Inc.	577	34,649
The Navigators Group, Inc. (b)	467	29,099
Third Point Reinsurance, Ltd. (b)	475	7,244
TICC Capital Corp. (a)	1,643	15,921
United Community Banks, Inc. (a)(b)	4,482	68,754
United Fire Group, Inc. (a)	1,445	40,099
Universal Insurance Holdings, Inc. (a)	4,118	51,434

	Principal Amount ($) or Shares	Market Value $
Walker & Dunlop, Inc. (b)	949	14,026
Webster Financial Corp.	3,890	116,389
WesBanco, Inc. (a)	2,493	73,394
Westwood Holdings Group, Inc. (a)	263	15,454
Wintrust Financial Corp. (a)	2,307	100,539
World Acceptance Corp. (a)(b)	966	76,304
WSFS Financial Corp. (a)	227	15,418

		6,768,549

Health Care - 6.0%
ACADIA Pharmaceuticals, Inc. (a)(b)	782	16,148
Achillion Pharmaceuticals, Inc. (a)(b)	526	1,425
Acorda Therapeutics, Inc. (b)	440	14,467
Aegerion Pharmaceuticals, Inc. (a)(b)	294	9,658
Alnylam Pharmaceuticals, Inc. (a)(b)	744	44,112
Anacor Pharmaceuticals, Inc. (a)(b)	130	1,755
Anika Therapeutics, Inc. (a)(b)	862	40,367
Arena Pharmaceuticals, Inc. (a)(b)	2,324	14,293
Array BioPharma, Inc. (a)(b)	1,107	4,649
Cambrex Corp. (a)(b)	902	19,384
Celldex Therapeutics, Inc. (a)(b)	1,002	14,639
Chemed Corp. (a)	1,129	99,442
Clovis Oncology, Inc. (b)	181	9,269
Dyax Corp. (b)	1,370	11,303
Emergent Biosolutions, Inc. (a)(b)	219	4,750
Exact Sciences Corp. (a)(b)	810	10,919
Exelixis, Inc. (a)(b)	1,933	6,398
Furiex Pharmaceuticals, Inc. (b)	89	9,199
Genomic Health, Inc. (a)(b)	94	2,443
Geron Corp. (a)(b)	843	1,753
Greatbatch, Inc. (b)	2,031	94,868
Halozyme Therapeutics, Inc. (a)(b)	774	6,115
Idenix Pharmaceuticals, Inc. (a)(b)	710	4,452
ImmunoGen, Inc. (a)(b)	781	9,231
Immunomedics, Inc. (a)(b)	400	1,332
Infinity Pharmaceuticals, Inc. (a)(b)	334	3,373
Insmed, Inc. (b)	312	4,100
Intercept Pharmaceuticals, Inc. (a)(b)	91	21,532
InterMune, Inc. (a)(b)	1,154	45,722
Ironwood Pharmaceuticals, Inc. (a)(b)	1,135	16,253
Isis Pharmaceuticals, Inc. (a)(b)	1,537	44,911
Keryx Biopharmaceuticals, Inc. (a)(b)	924	12,197
Kindred Healthcare, Inc. (a)	844	20,948
KYTHERA Biopharmaceuticals, Inc. (a)(b)	67	2,243

Dynamic Small Cap Fund	3

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Lexicon Pharmaceuticals, Inc. (a)(b)	1,262	1,666
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	173	11,541
MedAssets, Inc. (b)	4,226	98,973
Merit Medical Systems, Inc. (b)	1,171	16,429
Merrimack Pharmaceuticals, Inc. (a)(b)	660	5,128
MiMedx Group, Inc. (a)(b)	708	3,873
Momenta Pharmaceuticals, Inc. (b)	453	5,613
National Healthcare Corp. (a)	312	16,848
Natus Medical, Inc. (b)	3,710	91,452
Nektar Therapeutics (b)	1,335	15,660
Neurocrine Biosciences, Inc. (a)(b)	646	8,973
NewLink Genetics Corp. (a)(b)	112	2,297
Novavax, Inc. (a)(b)	1,774	8,356
NPS Pharmaceuticals, Inc. (a)(b)	1,239	38,570
Opko Health, Inc. (a)(b)	2,213	19,076
Orexigen Therapeutics, Inc. (a)(b)	888	5,737
Orthofix International NV (b)	624	19,775
PDL BioPharma, Inc. (a)	4,987	46,728
PharMerica Corp. (b)	3,411	92,575
Puma Biotechnology, Inc. (a)(b)	275	21,018
Raptor Pharmaceutical Corp. (a)(b)	535	4,376
Repligen Corp. (a)(b)	160	3,078
Rigel Pharmaceuticals, Inc. (a)(b)	568	1,869
Sangamo Biosciences, Inc. (a)(b)	590	7,753
Sarepta Therapeutics, Inc. (a)(b)	398	13,405
Select Medical Holdings Corp.	1,749	26,497
Spectrum Pharmaceuticals, Inc. (a)(b)	353	2,750
STERIS Corp.	2,370	126,842
Synageva BioPharma Corp. (a)(b)	236	19,151
Synta Pharmaceuticals Corp. (a)(b)	142	582
The Providence Service Corp. (b)	411	16,522
US Physical Therapy, Inc.	255	8,550
Vanda Pharmaceuticals, Inc. (a)(b)	201	2,068
XOMA Corp. (a)(b)	445	1,842
ZIOPHARM Oncology, Inc. (a)(b)	279	1,004

		1,390,227

Industrials - 15.1%
ABM Industries, Inc.	2,893	78,892
ACCO Brands Corp. (a)(b)	14,891	89,644
Aceto Corp. (a)	4,442	77,424
Aegion Corp. (a)(b)	3,824	91,661
Air Transport Services Group, Inc. (b)	2,209	20,058
Aircastle, Ltd. (a)	5,290	88,766
Alamo Group, Inc.	451	23,380
Alaska Air Group, Inc.	1,233	121,401

	Principal Amount ($) or Shares	Market Value $
Altra Industrial Motion Corp. (a)	2,782	95,117
AMERCO, Inc.	413	114,029
American Railcar Industries, Inc. (a)	351	22,920
ArcBest Corp.	3,016	128,994
Argan, Inc. (a)	961	29,455
Atlas Air Worldwide Holdings, Inc. (a)(b)	2,531	92,609
Blount International, Inc. (b)	1,748	21,291
CAI International, Inc. (b)	715	15,895
CDI Corp.	736	10,253
Courier Corp. (a)	1,012	13,743
Deluxe Corp. (a)	2,316	129,905
EnerSys (a)	1,907	131,659
Engility Holdings, Inc. (a)(b)	331	12,793
Generac Holdings, Inc. (a)	2,313	112,597
Hawaiian Holdings, Inc. (a)(b)	6,939	107,138
ICF International, Inc. (b)	2,067	76,892
JetBlue Airways Corp. (a)(b)	12,899	124,604
Kadant, Inc.	381	14,440
Kforce, Inc.	851	18,748
Kimball International, Inc. (Class B) (a)	1,106	17,840
Knight Transportation, Inc. (a)	4,524	110,250
Korn/Ferry International (b)	3,691	112,096
Lydall, Inc. (b)	768	21,189
Manitex International, Inc. (a)(b)	847	14,103
Marten Transport, Ltd. (a)	726	17,489
MasTec, Inc. (a)(b)	2,723	98,028
Meritor, Inc. (b)	8,389	115,852
MYR Group, Inc. (b)	788	19,716
National Presto Industries, Inc. (a)	190	13,374
Navigant Consulting, Inc. (b)	4,501	75,752
NN, Inc. (a)	297	7,285
Nortek, Inc. (a)(b)	748	62,847
Northwest Pipe Co. (b)	465	16,721
Park-Ohio Holdings Corp. (a)	1,835	96,668
Patrick Industries, Inc. (b)	684	25,855
Powell Industries, Inc. (a)	314	19,415
Primoris Services Corp.	2,970	86,041
Quad Graphics, Inc.	862	18,085
R.R. Donnelley & Sons Co.	2,361	37,398
Republic Airways Holdings, Inc. (b)	1,856	19,525
RPX Corp. (a)(b)	1,029	16,721
Spirit Airlines, Inc. (b)	2,333	137,810
Teledyne Technologies, Inc. (b)	1,086	102,920
Tutor Perini Corp. (b)	3,351	102,641
UniFirst Corp.	974	96,377
United Stationers, Inc.	48	1,912
Universal Forest Products, Inc. (a)	1,801	87,439
US Ecology, Inc.	518	25,589

4	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Viad Corp.	635	14,567
VSE Corp. (a)	373	23,092
West Corp.	1,011	27,095

		3,506,000

Information Technology - 13.2%
Amkor Technology, Inc. (a)(b)	2,562	25,902
Anixter International, Inc. (b)	1,204	124,012
ARRIS Group, Inc. (b)	4,747	157,173
AVG Technologies NV (b)	922	17,850
Bel Fuse, Inc. (Class B)	565	15,504
Benchmark Electronics, Inc. (b)	3,121	72,376
Black Box Corp. (a)	550	13,403
Constant Contact, Inc. (a)(b)	3,488	103,036
Conversant, Inc. (a)(b)	4,133	97,456
CSG Systems International, Inc. (a)	3,526	92,628
Daktronics, Inc. (a)	1,115	13,837
Datalink Corp. (a)(b)	1,143	10,607
Ebix, Inc. (a)	1,133	17,720
Emulex Corp. (a)(b)	10,443	55,974
EnerNOC, Inc. (b)	646	12,397
ePlus, Inc. (b)	395	22,400
Fabrinet (a)(b)	852	16,205
Global Cash Access Holdings, Inc. (b)	8,175	72,757
GSI Group, Inc. (b)	1,313	15,914
iGate Corp. (a)(b)	2,618	91,290
Insight Enterprises, Inc. (b)	3,582	97,359
Lattice Semiconductor Corp. (a)(b)	11,712	92,642
Marchex, Inc. (Class B) (a)	1,488	15,371
Mentor Graphics Corp. (a)	5,246	111,163
MoneyGram International, Inc. (a)(b)	927	12,218
Monster Worldwide, Inc. (b)	15,932	90,175
NETGEAR, Inc. (a)(b)	2,847	93,581
Netscout Systems, Inc. (b)	2,800	108,836
PC Connection, Inc. (a)	922	19,297
Pegasystems, Inc.	1,174	24,936
Perficient, Inc. (b)	4,338	76,522
QLogic Corp. (b)	7,822	77,751
RealD, Inc. (a)(b)	1,663	19,773
RF Micro Devices, Inc. (a)(b)	13,173	123,958
Sanmina Corp. (a)(b)	5,890	119,861
ScanSource, Inc. (b)	2,133	79,134
ShoreTel, Inc. (a)(b)	3,076	21,409
Shutterstock, Inc. (a)(b)	233	15,154
Silicon Image, Inc. (b)	2,869	15,005
Spansion, Inc. (Class A) (a)(b)	5,831	111,081
Stamps.com, Inc. (b)	1,699	54,912
Super Micro Computer, Inc. (b)	995	21,392
Sykes Enterprises, Inc. (a)(b)	4,503	90,871

	Principal Amount ($) or Shares	Market Value $
SYNNEX Corp. (b)	1,602	105,908
Take-Two Interactive Software, Inc. (b)	5,033	103,831
Ubiquiti Networks, Inc. (a)(b)	1,616	56,495
Verint Systems, Inc. (b)	2,512	116,381
Web.com Group, Inc. (a)(b)	3,150	108,486
Xcerra Corp. (a)(b)	1,924	18,567

		3,050,510

Materials - 5.5%
A. Schulman, Inc.	2,419	85,173
Arabian American Development Co. (a)(b)	961	10,042
Century Aluminum Co. (b)	6,603	90,131
Chase Corp.	587	17,927
Clearwater Paper Corp. (b)	1,598	99,188
Ferro Corp. (b)	7,947	101,722
FutureFuel Corp.	1,225	21,045
Graphic Packaging Holding Co. (b)	6,182	67,940
Hawkins, Inc.	400	14,444
Headwaters, Inc. (b)	2,658	34,368
KapStone Paper and Packaging Corp. (b)	4,326	125,670
Kraton Performance Polymers, Inc. (b)	3,569	88,761
Materion Corp. (a)	2,545	86,759
Neenah Paper, Inc. (a)	1,564	76,292
Olin Corp. (a)	3,883	105,812
P.H. Glatfelter Co.	2,481	65,300
Quaker Chemical Corp. (a)	1,000	74,030
Worthington Industries, Inc.	2,294	92,448
Zep, Inc. (a)	817	14,298

		1,271,350

Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc. (a)	246	13,732
Inteliquent, Inc. (a)	2,124	31,818
magicJack VocalTec, Ltd. (a)(b)	841	12,253
Premiere Global Services, Inc. (a)(b)	1,461	19,008
USA Mobility, Inc.	1,046	16,129
Vonage Holdings Corp. (b)	5,049	19,186

		112,126

Utilities - 4.3%
Avista Corp. (a)	3,302	103,386
Black Hills Corp.	1,903	109,746
California Water Service Group	3,890	85,813
Connecticut Water Service, Inc. (a)	426	13,662
El Paso Electric Co.	2,709	103,240
Empire District Electric Co.	2,683	64,419

Dynamic Small Cap Fund	5

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

New Jersey Resources Corp. (a)	2,169	119,317
Otter Tail Corp. (a)	2,056	58,760
PNM Resources, Inc. (a)	3,982	113,328
Portland General Electric Co. (a)	1,015	33,566
SJW Corp. (a)	542	14,656
Southwest Gas Corp.	940	49,218
UIL Holdings Corp. (a)	2,915	107,767
Unitil Corp. (a)	512	17,142

		994,020

Total Common Stocks (cost $20,073,464)		22,899,967

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 25.6%
SSgA Prime Money Market Fund 0.20% (d)(e)	211,875	211,875
State Street Navigator Securities Lending Prime Portfolio (d)(f)	5,701,626	5,701,626

Total Short-Term Investments (cost $5,913,501)		5,913,501

Total Investments - 124.6% (identified cost $25,986,965)		28,813,468

Other Assets and Liabilities, Net - (24.6%)		(5,689,489)

Net Assets - 100.0%		23,123,979

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	Real Estate Investment Trust (REIT)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,897,730	$—	$—	$2,897,730	12.5
Consumer Staples	929,474	—	—	929,474	4.0
Energy	1,979,981	—	—	1,979,981	8.6
Financials	6,768,549	—	—	6,768,549	29.3
Health Care	1,390,227	—	—	1,390,227	6.0
Industrials	3,506,000	—	—	3,506,000	15.1
Information Technology	3,050,510	—	—	3,050,510	13.2
Materials	1,271,350	—	—	1,271,350	5.5
Telecommunication Services	112,126	—	—	112,126	0.5
Utilities	994,020	—	—	994,020	4.3
Short-Term Investments	211,875	5,701,626	—	5,913,501	25.6

Total Investments	$23,111,842	$5,701,626	$—	$28,813,468	124.6

Other Assets and Liabilities, Net					(24.6)

					100.0

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2014.

See accompanying notes which are an integral part of the quarterly report.

6	Dynamic Small Cap Fund

SSgA

Clarion Real Estate Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.3%
Diversified REITs - 7.0%
American Realty Capital Properties, Inc.	17,800	220,898
Cousins Properties, Inc.	38,500	462,000
Liberty Property Trust	19,400	750,974
Vornado Realty Trust	17,588	1,883,323

		3,317,195

Hotels, Resorts & Cruise Lines - 1.6%
Extended Stay America, Inc. (a)	5,800	128,180
Hilton Worldwide Holdings, Inc. (a)(b)	18,500	418,470
Starwood Hotels & Resorts Worldwide, Inc.	2,400	191,640

		738,290

Industrial REITs - 6.4%
DCT Industrial Trust, Inc.	77,100	610,632
ProLogis	57,924	2,404,425

		3,015,057

Office REITs - 16.6%
BioMed Realty Trust, Inc.	30,400	659,680
Boston Properties, Inc.	15,555	1,877,177
Brandywine Realty Trust	21,600	330,480
Digital Realty Trust, Inc. (a)	5,322	306,015
Douglas Emmett, Inc.	25,423	721,759
Duke Realty Corp.	56,008	991,342
Highwoods Properties, Inc.	11,000	446,380
Kilroy Realty Corp. (a)	16,300	987,454
SL Green Realty Corp.	13,808	1,511,838

		7,832,125

Residential REITs - 19.3%
American Residential Properties, Inc. (a)(b)	7,800	142,740
AvalonBay Communities, Inc.	14,798	2,098,949
Equity Residential	43,739	2,703,070
Essex Property Trust, Inc.	9,447	1,709,529
Post Properties, Inc.	13,000	664,950
Sun Communities, Inc.	9,900	479,358
UDR, Inc.	47,762	1,314,410

		9,113,006

Retail REITs - 26.0%
Brixmor Property Group, Inc.	10,300	224,025
DDR Corp.	52,400	907,044
Federal Realty Investment Trust	3,473	415,093
General Growth Properties, Inc.	69,600	1,658,568

	Principal Amount ($) or Shares	Market Value $
Kimco Realty Corp.	37,029	848,705
Ramco-Gershenson Properties Trust	16,500	273,900
Regency Centers Corp. (a)	14,800	790,320
Simon Property Group, Inc.	29,745	4,951,353
Tanger Factory Outlet Centers, Inc.	3,810	134,950
Taubman Centers, Inc.	10,049	752,670
The Macerich Co.	15,680	1,035,507
Washington Prime Group, Inc. (b)	14,973	297,803

		12,289,938

Specialized REITs - 22.4%
CubeSmart	26,300	479,712
HCP, Inc.	22,506	939,625
Health Care REIT, Inc.	34,695	2,193,765
Healthcare Realty Trust, Inc.	23,926	596,475
Healthcare Trust of America, Inc. (Class A)	23,100	279,510
Host Hotels & Resorts, Inc.	98,952	2,183,871
Pebblebrook Hotel Trust (a)	8,900	316,306
Public Storage	9,641	1,661,916
Senior Housing Properties Trust	18,800	450,824
Strategic Hotels & Resorts, Inc. (b)	22,000	239,800
Sunstone Hotel Investors, Inc.	31,600	464,204
Ventas, Inc.	11,634	777,151

		10,583,159

Total Common Stocks (cost $28,998,820)		46,888,770

Short-Term Investments - 2.8%
SSgA Prime Money Market Fund 0.20% (c)(d)	360,828	360,828
State Street Navigator Securities Lending Prime Portfolio (c)(e)	969,752	969,752

Total Short-Term Investments (cost $1,330,580)		1,330,580

Total Investments - 102.1% (identified cost $30,329,400)		48,219,350

Other Assets and Liabilities, Net - (2.1%)		(1,014,420)

Net Assets - 100.0%		47,204,930

See accompanying notes which are an integral part of the quarterly report.

Clarion Real Estate Fund	7

SSgA

Clarion Real Estate Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Investments of cash collateral for securities loaned
REIT -	Real Estate Investment Trust

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified REITs	$3,317,195	$—	$—	$3,317,195	7.0
Hotels, Resorts & Cruise Lines	738,290	—	—	738,290	1.6
Industrial REITs	3,015,057	—	—	3,015,057	6.4
Office REITs	7,832,125	—	—	7,832,125	16.6
Residential REITs	9,113,006	—	—	9,113,006	19.3
Retail REITs	12,289,938	—	—	12,289,938	26.0
Specialized REITs	10,583,159	—	—	10,583,159	22.4
Short-Term Investments	360,828	969,752	—	1,330,580	2.8

Total Investments	$47,249,598	$969,752	$—	$48,219,350	102.1

Other Assets and Liabilities, Net					(2.1)

					100.0

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2014.

See accompanying notes which are an integral part of the quarterly report.

8	Clarion Real Estate Fund

SSgA

IAM SHARES Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.9%
Consumer Discretionary - 12.4%
Amazon.com, Inc. (a)	4,600	1,437,730
AutoNation, Inc. (a)	7,300	417,341
AutoZone, Inc. (a)	100	53,250
Bed Bath & Beyond, Inc. (a)	3,200	194,720
Best Buy Co., Inc.	3,925	108,565
BorgWarner, Inc.	5,200	327,028
Brunswick Corp.	3,500	150,850
Cablevision Systems Corp. (Class A) (b)	3,200	56,416
Carnival Corp.	4,300	172,129
CBS Corp. (Class B)	8,701	518,667
Chipotle Mexican Grill, Inc. (a)	100	54,709
Coach, Inc.	11,376	463,117
Comcast Corp. (Class A)	42,966	2,242,825
D.R. Horton, Inc.	3,900	92,352
Denny’s Corp. (a)(b)	16,283	105,839
DIRECTV (a)	9,211	759,355
Ethan Allen Interiors, Inc. (b)	4,666	109,371
Family Dollar Stores, Inc.	2,400	140,640
Ford Motor Co.	59,143	972,311
Gannett Co., Inc.	6,000	166,740
General Motors Co.	18,800	650,104
Genuine Parts Co.	2,800	241,724
Graham Holdings Co. (Class B)	321	217,298
H&R Block, Inc.	3,700	110,186
Hanesbrands, Inc.	3,100	262,973
Harley-Davidson, Inc.	7,200	512,928
JAKKS Pacific, Inc. (b)	9,253	81,704
Johnson Controls, Inc.	10,700	517,452
Kohl’s Corp.	4,100	223,204
Lands’ End, Inc. (a)(b)	1,304	36,199
Leggett & Platt, Inc. (b)	7,900	267,968
Liberty Interactive Corp. (Class A) (a)	9,402	273,880
Lowe’s Cos., Inc.	16,600	781,528
Macy’s, Inc.	6,768	405,336
Marriott International, Inc. (Class A) (b)	9,400	579,228
Matthews International Corp. (Class A) (b)	3,793	155,513
McDonald’s Corp.	14,730	1,494,064
Meredith Corp. (b)	4,900	220,304
Netflix, Inc. (a)	500	208,915
Newell Rubbermaid, Inc.	10,100	295,728
News Corp. (Class A) (a)	6,450	110,037
NIKE, Inc. (Class B)	5,000	384,550
Nordstrom, Inc.	2,600	176,956
O’Reilly Automotive, Inc. (a)	900	133,155
Omnicom Group, Inc.	3,200	227,680
Penske Automotive Group, Inc.	1,881	87,504

	Principal Amount ($) or Shares	Market Value $
priceline.com, Inc. (a)	600	767,178
Ross Stores, Inc.	400	27,380
Sears Holdings Corp. (a)(b)	4,339	182,477
Sonic Automotive, Inc. (b)	5,151	135,574
Staples, Inc. (b)	8,400	94,500
Starbucks Corp.	8,800	644,512
Starwood Hotels & Resorts Worldwide, Inc.	5,100	407,235
Target Corp.	10,900	618,684
The Gap, Inc. (b)	5,400	222,642
The Goodyear Tire & Rubber Co.	4,300	113,391
The Home Depot, Inc.	22,400	1,797,152
The McClatchy Co. (Class A) (a)(b)	15,070	77,460
The New York Times Co. (Class A) (b)	7,200	106,992
The Walt Disney Co.	29,400	2,469,894
Tiffany & Co.	6,000	596,460
Time Warner Cable, Inc.	3,963	559,417
Time Warner, Inc.	13,983	976,433
TJX Cos., Inc.	3,500	190,575
TripAdvisor, Inc. (a)(b)	600	58,302
Twenty-First Century Fox, Inc.	25,800	913,578
Viacom, Inc. (Class B)	7,901	674,192
Whirlpool Corp.	3,000	430,650
Wyndham Worldwide Corp.	2,360	174,475
Yum! Brands, Inc.	5,200	402,012

		29,841,238

Consumer Staples - 9.8%
Altria Group, Inc.	39,685	1,649,309
Archer-Daniels-Midland Co.	13,898	624,576
Avon Products, Inc.	1,400	20,006
Campbell Soup Co. (b)	8,490	389,691
Church & Dwight Co., Inc.	3,200	221,536
Colgate-Palmolive Co.	7,400	506,160
ConAgra Foods, Inc.	9,900	319,770
Constellation Brands, Inc. (Class A) (a)	300	25,239
Costco Wholesale Corp.	5,900	684,518
CVS Caremark Corp.	16,919	1,325,096
Energizer Holdings, Inc.	574	66,584
General Mills, Inc.	2,200	120,846
Katy Industries, Inc. (a)	5,900	6,608
Kellogg Co.	8,635	595,642
Kimberly-Clark Corp.	8,188	919,922
Kraft Foods Group, Inc.	8,736	519,443
Lorillard, Inc.	5,000	310,850
Mead Johnson Nutrition Co.	2,522	225,643
Mondelez International, Inc. (Class A)	24,709	929,553
Monster Beverage Corp. (a)	1,100	76,318
PepsiCo, Inc.	25,538	2,255,771

IAM SHARES Fund	9

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Philip Morris International, Inc.	24,285	2,150,194
Rite Aid Corp. (a)	25,600	214,016
Safeway, Inc.	11,100	381,174
SUPERVALU, Inc. (a)(b)	7,382	55,144
Sysco Corp.	17,500	656,775
The Coca-Cola Co.	63,350	2,591,648
The Estee Lauder Cos., Inc. (Class A)	200	15,324
The J.M. Smucker Co.	4,007	411,118
The Kroger Co.	15,300	730,422
The Procter & Gamble Co.	41,621	3,362,561
TreeHouse Foods, Inc. (a)(b)	1,600	119,920
Tyson Foods, Inc. (Class A)	300	12,738
Walgreen Co.	12,900	927,639
Whole Foods Market, Inc.	1,800	68,832

		23,490,586

Energy - 10.8%
Anadarko Petroleum Corp.	6,400	658,304
Apache Corp.	4,900	456,778
Baker Hughes, Inc.	7,900	557,108
BP PLC ADR	3,236	163,256
Cabot Oil & Gas Corp.	4,000	144,960
Cameron International Corp. (a)	4,700	300,565
Chesapeake Energy Corp.	8,300	238,376
Chevron Corp.	29,829	3,662,703
ConocoPhillips	23,777	1,900,733
CONSOL Energy, Inc.	1,100	48,587
Devon Energy Corp.	6,100	450,790
EOG Resources, Inc.	6,400	677,120
Exxon Mobil Corp.	74,780	7,517,634
Halliburton Co.	18,160	1,173,862
Hess Corp.	6,700	611,710
Kinder Morgan, Inc.	4,957	165,514
Marathon Oil Corp.	8,200	300,612
Marathon Petroleum Corp.	4,100	366,499
National Oilwell Varco, Inc.	4,400	360,228
Newfield Exploration Co. (a)	1,800	65,664
Noble Energy, Inc.	400	28,828
Occidental Petroleum Corp.	10,800	1,076,652
Peabody Energy Corp. (b)	700	11,312
Phillips 66	9,388	796,009
Pioneer Natural Resources Co.	1,100	231,176
Range Resources Corp.	1,600	148,720
Schlumberger, Ltd.	21,882	2,276,603
Southwestern Energy Co. (a)	4,700	213,709
Spectra Energy Corp.	8,398	340,791
The Williams Cos., Inc.	7,800	366,288
Transocean, Ltd. (b)	5,300	225,197
Valero Energy Corp.	7,200	403,560

		25,939,848

	Principal Amount ($) or Shares	Market Value $
Financials - 14.4%
ACE, Ltd.	2,200	228,162
Aegon NV (b)	15,347	133,672
Aflac, Inc.	6,500	397,995
American Express Co.	15,200	1,390,800
American Financial Group, Inc.	16,242	948,208
American International Group, Inc.	19,803	1,070,748
American Tower Corp. (c)	4,900	439,187
Ameriprise Financial, Inc.	2,840	319,812
Aon PLC	4,700	422,718
AvalonBay Communities, Inc. (c)	600	85,104
Bank of America Corp.	128,532	1,945,975
BB&T Corp.	7,500	284,400
Berkshire Hathaway, Inc. (Class B) (a)	25,200	3,234,168
BlackRock, Inc.	800	243,920
Capital One Financial Corp.	6,661	525,486
Citigroup, Inc.	41,010	1,950,846
CME Group, Inc.	4,800	345,600
Comerica, Inc.	200	9,594
Discover Financial Services	6,550	387,302
E*TRADE Financial Corp. (a)	1,170	23,833
Equity Residential (c)	2,100	129,780
Fifth Third Bancorp	6,400	132,416
Franklin Resources, Inc.	5,400	298,134
Genworth Financial, Inc. (Class A) (a)	1,400	23,786
Hartford Financial Services Group, Inc.	3,200	110,880
HCP, Inc. (c)	1,400	58,450
Health Care REIT, Inc. (c)	1,700	107,491
Host Hotels & Resorts, Inc. (c)	36,517	805,930
HSBC Holdings PLC ADR	10,197	537,586
Hudson City Bancorp, Inc.	7,600	74,252
IntercontinentalExchange Group, Inc.	1,202	236,073
Janus Capital Group, Inc. (b)	33,047	385,989
JPMorgan Chase & Co.	48,234	2,680,363
KeyCorp	6,500	88,985
M&T Bank Corp. (b)	1,600	194,192
Marsh & McLennan Cos., Inc.	7,500	377,025
MetLife, Inc.	11,099	565,272
Moody’s Corp.	3,000	256,620
Morgan Stanley	17,500	540,050
Navient Corp. (a)	6,300	99,540
Northern Trust Corp.	3,400	205,360
People’s United Financial, Inc.	5,700	81,909
Plum Creek Timber Co., Inc. (b)(c)	2,000	90,200
PNC Financial Services Group, Inc.	5,450	464,722
Potlatch Corp. (c)	7,700	309,232
Principal Financial Group, Inc.	2,600	121,602
ProLogis, Inc. (c)	5,828	241,920

10	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Prudential Financial, Inc.	6,400	525,824
Public Storage (c)	1,700	293,046
Regions Financial Corp.	9,142	93,157
Simon Property Group, Inc. (c)	3,271	544,491
SunTrust Banks, Inc.	3,500	134,120
T. Rowe Price Group, Inc.	1,000	81,530
The Allstate Corp.	7,100	413,646
The Bank of New York Mellon Corp.	14,798	511,419
The Charles Schwab Corp.	13,300	335,293
The Chubb Corp.	2,800	259,448
The Goldman Sachs Group, Inc.	6,300	1,006,803
The Progressive Corp.	8,100	202,743
The Travelers Cos., Inc.	14,483	1,353,436
U.S. Bancorp (d)	22,812	962,438
Ventas, Inc. (c)	3,633	242,684
Vornado Realty Trust (c)	2,144	229,580
Washington Prime Group, Inc. (a)(c)	236	4,684
Wells Fargo & Co.	64,235	3,261,853
Weyerhaeuser Co. (c)	18,090	568,388

		34,629,872

Health Care - 12.1%
Abbott Laboratories	20,100	804,201
AbbVie, Inc.	20,100	1,092,033
Actavis PLC (a)	700	148,078
Aetna, Inc.	6,515	505,238
Agilent Technologies, Inc.	4,142	235,846
Alexion Pharmaceuticals, Inc. (a)	2,000	332,640
Allergan, Inc.	3,900	653,094
Allied Healthcare Products (a)	3,644	9,146
AmerisourceBergen Corp.	1,200	87,816
Amgen, Inc.	7,961	923,396
Baxter International, Inc.	11,936	888,158
Biogen Idec, Inc. (a)	3,600	1,149,732
Boston Scientific Corp. (a)	17,863	229,182
Bristol-Myers Squibb Co.	20,688	1,029,021
Cardinal Health, Inc.	4,000	282,520
CareFusion Corp. (a)	2,000	85,860
Celgene Corp. (a)	6,100	933,483
Cerner Corp. (a)(b)	3,900	210,795
Cigna Corp.	3,800	341,164
Edwards Lifesciences Corp. (a)	4,466	362,639
Eli Lilly & Co.	12,700	760,222
Express Scripts Holding Co. (a)	12,485	892,303
Forest Laboratories, Inc. (a)	3,800	360,164
Gilead Sciences, Inc. (a)	21,800	1,770,378
Hospira, Inc. (a)(b)	900	44,253
Humana, Inc.	2,000	248,920
Intuitive Surgical, Inc. (a)(b)	200	73,948

	Principal Amount ($) or Shares	Market Value $
Johnson & Johnson	36,000	3,652,560
McKesson Corp.	3,600	682,704
Medtronic, Inc.	14,300	872,729
Merck & Co., Inc.	46,115	2,668,214
PerkinElmer, Inc.	4,700	211,359
Perrigo Co. PLC	600	82,920
Pfizer, Inc.	94,054	2,786,820
St. Jude Medical, Inc.	4,300	279,070
STERIS Corp. (b)	4,971	266,048
Stryker Corp.	4,100	346,409
Thermo Fisher Scientific, Inc.	5,800	678,078
UnitedHealth Group, Inc.	14,700	1,170,561
WellPoint, Inc.	5,800	628,488
Zimmer Holdings, Inc.	2,570	268,180
Zoetis, Inc.	2,295	70,457

		29,118,827

Industrials - 13.4%
3M Co.	11,300	1,610,815
Actuant Corp. (Class A)	5,600	198,968
Alaska Air Group, Inc.	1,600	157,536
AMETEK, Inc.	7,200	382,176
ArcBest Corp.	1,600	68,432
Avis Budget Group, Inc. (a)	1,800	103,014
AZZ, Inc. (b)	1,600	71,216
Caterpillar, Inc.	10,421	1,065,339
CSX Corp.	24,900	732,060
Cummins, Inc.	4,200	642,306
Danaher Corp.	11,600	909,788
Deere & Co.	7,900	720,243
Delta Air Lines, Inc.	12,500	498,875
Dover Corp.	5,300	462,054
Eaton Corp. PLC	8,142	599,984
Emerson Electric Co.	12,600	840,798
FedEx Corp.	3,100	446,896
General Dynamics Corp.	5,710	674,465
General Electric Co. (d)	146,821	3,933,335
Hexcel Corp. (a)	2,600	106,730
HNI Corp. (b)	900	33,687
Honeywell International, Inc.	11,462	1,067,685
Illinois Tool Works, Inc.	9,308	805,607
Ingersoll-Rand PLC	4,000	239,280
Jacobs Engineering Group, Inc. (a)(b)	2,800	154,196
Kansas City Southern	2,550	274,176
Koninklijke Philips NV	1,264	39,867
L-3 Communications Holdings, Inc.	2,500	302,925
Lockheed Martin Corp.	4,819	788,629
Manpower, Inc.	2,100	172,158
Masco Corp.	14,300	304,590

IAM SHARES Fund	11

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Norfolk Southern Corp.	7,200	725,400
Northrop Grumman Corp.	4,796	582,954
PACCAR, Inc.	7,875	498,960
Parker Hannifin Corp.	3,000	375,690
Pentair, Ltd.	3,000	223,920
Precision Castparts Corp.	2,800	708,344
R.R. Donnelley & Sons Co.	5,700	90,288
Raytheon Co.	5,800	565,906
Republic Services, Inc.	4,080	144,432
Rockwell Automation, Inc.	4,600	556,968
Rockwell Collins, Inc.	1,800	142,272
Ryder System, Inc.	4,800	416,592
Siemens AG ADR	200	26,584
Snap-on, Inc.	1,600	187,632
Southwest Airlines Co.	12,825	339,221
Stanley Black & Decker, Inc.	3,215	280,991
Tecumseh Products Co. (a)(b)	1,600	7,792
Terex Corp.	1,800	69,228
Textron, Inc.	5,600	219,632
The Boeing Co.	10,400	1,406,600
The Manitowoc Co., Inc. (b)	2,300	62,215
The Toro Co.	4,600	297,068
Tyco International, Ltd.	6,900	301,116
Union Pacific Corp.	8,500	1,693,795
United Continental Holdings, Inc. (a)	734	32,568
United Parcel Service, Inc. (Class B)	15,714	1,632,370
United Technologies Corp.	13,500	1,568,970
Valmont Industries, Inc. (b)	300	46,485
Waste Management, Inc.	10,218	456,540
Watts Water Technologies, Inc. (Class A)	400	22,304

		32,090,667

Information Technology - 17.3%
Accenture PLC (Class A)	8,600	700,470
Adobe Systems, Inc. (a)	6,800	438,872
Akamai Technologies, Inc. (a)	400	21,736
Amphenol Corp. (Class A)	5,200	498,160
Analog Devices, Inc.	5,000	261,900
Apple, Inc.	12,300	7,785,900
Applied Materials, Inc.	17,300	349,287
Autodesk, Inc. (a)	3,000	157,110
Automatic Data Processing, Inc.	6,300	501,984
Avago Technologies, Ltd.	3,400	240,278
Broadcom Corp. (Class A)	5,850	186,439
CA, Inc.	4,400	126,236
Cisco Systems, Inc.	70,500	1,735,710
Cognizant Technology Solutions Corp. (Class A) (a)	1,400	68,054

	Principal Amount ($) or Shares	Market Value $
Computer Sciences Corp.	6,045	380,170
Corning, Inc.	20,200	430,260
Diebold, Inc. (b)	5,866	220,151
eBay, Inc. (a)	14,700	745,731
Electronic Arts, Inc. (a)	4,700	165,111
EMC Corp.	27,100	719,776
Energy Conversion Devices, Inc. (a)(e)	36,400	—
F5 Networks, Inc. (a)(b)	1,100	119,405
Facebook, Inc. (Class A) (a)	20,000	1,266,000
Google, Inc. (a)	3,600	2,019,528
Google, Inc. (Class A) (a)	3,600	2,057,940
Hewlett-Packard Co.	28,532	955,822
Intel Corp.	66,700	1,822,244
International Business Machines Corp.	16,700	3,078,812
Juniper Networks, Inc. (a)	3,800	92,948
KLA-Tencor Corp. (b)	2,100	137,592
Mastercard, Inc. (Class A)	13,000	993,850
Micron Technology, Inc. (a)	13,500	385,965
Microsoft Corp.	95,800	3,922,052
Motorola Solutions, Inc.	4,128	278,310
NetApp, Inc.	4,500	166,545
NVIDIA Corp.	1,900	36,100
Oracle Corp.	51,349	2,157,685
Paychex, Inc.	4,300	176,773
QUALCOMM, Inc.	20,700	1,665,315
Quantum Corp. (a)(b)	44,625	50,873
Red Hat, Inc. (a)	400	20,048
Salesforce.com, Inc. (a)(b)	4,800	252,624
SanDisk Corp.	100	9,663
Seagate Technology PLC (b)	7,000	376,110
Symantec Corp.	11,945	262,671
Teradata Corp. (a)	200	8,398
Texas Instruments, Inc.	16,700	784,566
The Western Union Co. (b)	7,736	125,091
Total System Services, Inc.	2,032	61,488
VeriSign, Inc. (a)(b)	300	15,024
Visa, Inc. (Class A)	4,600	988,218
Western Digital Corp.	600	52,710
Xerox Corp.	49,500	611,325
Xilinx, Inc.	4,800	225,408
Yahoo!, Inc. (a)	17,100	592,515

		41,502,953

Materials - 3.7%
Air Products & Chemicals, Inc.	4,800	575,856
AK Steel Holding Corp. (a)(b)	13,482	82,510
Alcoa, Inc.	29,600	402,856
Allegheny Technologies, Inc.	4,800	197,136
AngloGold Ashanti, Ltd. ADR (a)	3,199	50,512

12	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Ashland, Inc.	1,204	124,012
Avery Dennison Corp.	1,900	96,330
Ball Corp.	3,400	205,224
Bemis Co., Inc.	3,500	144,935
CF Industries Holdings, Inc.	400	97,324
Crown Holdings, Inc. (a)	3,400	166,090
E.I. du Pont de Nemours & Co.	9,700	672,307
Ecolab, Inc.	4,100	447,679
FMC Corp.	2,900	222,024
Freeport-McMoRan Copper & Gold, Inc.	9,552	325,246
International Paper Co.	11,073	527,407
Martin Marietta Materials, Inc. (b)	1,500	184,200
MeadWestvaco Corp.	3,000	121,740
Monsanto Co.	5,800	706,730
Newmont Mining Corp.	5,700	130,473
Owens-Illinois, Inc. (a)	3,000	99,690
PPG Industries, Inc.	2,900	584,669
Praxair, Inc.	2,000	264,480
Schnitzer Steel Industries, Inc. (Class A) (b)	1,770	44,108
Sigma-Aldrich Corp. (b)	2,300	226,619
The Dow Chemical Co.	18,888	984,443
The Mosaic Co.	3,600	179,964
The Sherwin-Williams Co.	3,500	716,135
Vulcan Materials Co.	3,600	219,492

		8,800,191

Telecommunication Services - 2.7%
AT&T, Inc.	94,581	3,354,788
CenturyLink, Inc. (b)	7,665	288,740
Frontier Communications Corp. (b)	10,506	60,830
Verizon Communications, Inc.	57,972	2,896,281

		6,600,639

Utilities - 2.3%
Ameren Corp.	3,000	118,050
American Electric Power Co., Inc.	5,300	282,755
Consolidated Edison, Inc. (b)	3,700	203,537
Dominion Resources, Inc.	8,400	579,264
Duke Energy Corp.	7,620	541,629
Edison International	4,500	248,130
Entergy Corp.	2,400	181,008
Exelon Corp.	11,590	426,860
FirstEnergy Corp.	4,200	142,044
NextEra Energy, Inc.	5,600	545,216
Pepco Holdings, Inc.	9,300	257,610
PG&E Corp.	5,300	243,111
PPL Corp.	6,400	224,576
Public Service Enterprise Group, Inc.	7,000	272,720

	Principal Amount ($) or Shares	Market Value $
Sempra Energy	3,300	331,155
Southern Co.	12,200	534,116
The AES Corp.	8,800	124,080
Wisconsin Energy Corp. (b)	3,500	159,320
Xcel Energy, Inc. (b)	4,000	123,040

		5,538,221

Total Common Stocks (cost $136,375,836)		237,553,042

Short-Term Investments - 3.2%
SSgA Prime Money Market Fund 0.20% (f)(g)	1,876,606	1,876,606
State Street Navigator Securities Lending Prime Portfolio (f)(h)	5,524,345	5,524,345
United States Treasury Bill 0.010%, due 08/07/14 (i)(j)	213,000	212,996

Total Short-Term Investments (cost $7,613,947)		7,613,947

Total Investments - 102.1% (identified cost $143,989,783)		245,166,989

Other Assets and Liabilities, Net - (2.1%)		(5,075,054)

Net Assets - 100.0%		240,091,935

Footnotes:

(a)	Non-income producing security
(b)	All or a portion of the shares of this security are on loan.
(c)	Real Estate Investment Trust (REIT)
(d)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Investments of cash collateral for securities loaned
(i)	The rate shown is the yield-to-maturity from date of acquisition
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).

See accompanying notes which are an integral part of the quarterly report.

IAM SHARES Fund	13

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount $		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 Index Futures	5	USD	2,401,875	06/14	75,982

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					75,982

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$29,841,238	$—		$—	$29,841,238	12.4
Consumer Staples	23,490,586	—		—	23,490,586	9.8
Energy	25,939,848	—		—	25,939,848	10.8
Financials	34,629,872	—		—	34,629,872	14.4
Health Care	29,118,827	—		—	29,118,827	12.1
Industrials	32,090,667	—		—	32,090,667	13.4
Information Technology	41,502,953	—	**	—	41,502,953	17.3
Materials	8,800,191	—		—	8,800,191	3.7
Telecommunication Services	6,600,639	—		—	6,600,639	2.7
Utilities	5,538,221	—		—	5,538,221	2.3
Short-Term Investments	1,876,606	5,737,341		—	7,613,947	3.2

Total Investments	239,429,648	5,737,341		—	245,166,989	102.1

Other Assets and Liabilities, Net						(2.1)

						100.0

Other Financial Instruments***
Futures Contracts	$75,982	$—		$—	$75,982	0.0	****

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2014.
**	Fund held Level 2 security that was valued at $0 at May 31, 2014.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.
****	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

14	IAM SHARES Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.8%
Consumer Discretionary - 13.0%
1-800-FLOWERS.COM, Inc. (Class A) (a)	10,508	58,635
AH Belo Corp. (Class A)	4,627	54,506
American Public Education, Inc. (a)	86	3,039
ANN, Inc. (a)	3,221	125,200
Arctic Cat, Inc.	603	22,492
Ascent Media Corp. (Class A) (a)	419	25,886
Bloomin’ Brands, Inc. (a)	1,144	23,841
Bob Evans Farms, Inc.	109	4,869
Bridgepoint Education, Inc. (a)	137	1,780
Brown Shoe Co., Inc.	6,400	180,160
Brunswick Corp.	77	3,319
Capella Education Co.	1,511	86,490
Christopher & Banks Corp. (a)	9,537	65,042
Citi Trends, Inc. (a)	201	4,052
Cracker Barrel Old Country Store, Inc.	94	9,452
Crocs, Inc. (a)	10,459	156,153
CSS Industries, Inc.	916	22,066
Culp, Inc.	1,971	36,345
Cumulus Media, Inc. (Class A) (a)	738	4,664
Dana Holding Corp.	8,475	187,636
Denny’s Corp. (a)	22,912	148,928
Destination Maternity Corp.	1,205	27,872
DineEquity, Inc.	2,199	174,579
Education Management Corp. (a)	1,858	3,474
Einstein Noah Restaurant Group, Inc.	4,520	69,653
Entravision Communications Corp. (Class A)	590	3,162
Ethan Allen Interiors, Inc.	115	2,696
Express, Inc. (a)	8,624	108,749
FTD Cos., Inc. (a)	187	5,589
G-III Apparel Group, Ltd. (a)	1,254	91,943
Gerber Scientific, Inc. (a)(b)	600	—
Harte-Hanks, Inc.	11,670	82,974
Haverty Furniture Cos., Inc.	2,823	70,660
hhgregg, Inc. (a)	702	6,458
Hillenbrand, Inc.	4,887	148,027
HSN, Inc.	2,542	141,386
Iconix Brand Group, Inc. (a)	632	26,506
Interval Leisure Group, Inc.	3,385	69,359
Isle of Capri Casinos, Inc. (a)	3,096	21,115
Jack in the Box, Inc.	2,124	122,619
Journal Communications, Inc. (Class A) (a)	962	7,936
Kate Spade & Co. (a)	84	3,058
Kirkland’s, Inc. (a)	2,101	37,293
La-Z-Boy, Inc.	5,404	131,966
LifeLock, Inc. (a)	1,361	15,270

	Principal Amount ($) or Shares	Market Value $
Lifetime Brands, Inc.	742	11,657
Live Nation Entertainment, Inc. (a)(c)	8,673	205,724
Matthews International Corp. (Class A)	2,256	92,496
Modine Manufacturing Co. (a)	217	3,314
Multimedia Games Holding Co., Inc. (a)	4,044	116,265
NACCO Industries, Inc. (Class A)	1,372	74,431
National CineMedia, Inc.	6,555	102,717
New York & Co., Inc. (a)	6,149	24,350
Nexstar Broadcasting Group, Inc. (Class A)	610	28,341
Nutrisystem, Inc.	222	3,663
Office Depot, Inc. (a)	6,137	31,421
Orbitz Worldwide, Inc. (a)	663	4,926
Outerwall, Inc. (a)	51	3,607
Oxford Industries, Inc.	70	4,475
Papa John’s International, Inc.	440	19,083
Pier 1 Imports, Inc.	8,551	150,583
Pool Corp.	100	5,773
Red Robin Gourmet Burgers, Inc. (a)	87	6,271
Rent-A-Center, Inc.	148	4,138
Ruth’s Hospitality Group, Inc.	6,496	79,576
Scholastic Corp.	1,348	42,974
Sinclair Broadcast Group, Inc. (Class A)	123	3,638
Sotheby’s	61	2,408
Speedway Motorsports, Inc.	172	3,173
Stein Mart, Inc.	500	6,760
Steiner Leisure, Ltd. (a)	810	32,546
Stoneridge, Inc. (a)	10,054	96,619
Strayer Education, Inc. (a)	91	4,972
Tenneco, Inc. (a)	64	4,080
Texas Roadhouse, Inc.	989	25,002
The Cato Corp. (Class A)	115	3,317
The Cheesecake Factory, Inc.	77	3,532
The Children’s Place Retail Stores, Inc.	59	2,854
The Finish Line, Inc. (Class A)	159	4,559
The Men’s Wearhouse, Inc.	87	4,331
Tower International, Inc. (a)	4,825	147,838
Town Sports International Holdings, Inc.	6,873	41,719
Unifi, Inc. (a)	700	16,296
Universal Electronics, Inc. (a)	87	3,957
VOXX International Corp. (a)	224	1,941
Weyco Group, Inc.	123	3,362
Winnebago Industries, Inc. (a)	234	5,794
Zagg, Inc. (a)	8,499	38,585

		4,069,967

Enhanced Small Cap Fund	15

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 3.2%
Annie’s, Inc. (a)	640	20,941
Darling International, Inc. (a)	157	3,138
Fresh Del Monte Produce, Inc.	3,939	114,113
Ingles Markets, Inc. (Class A)	748	19,613
Inter Parfums, Inc.	91	2,718
Inventure Foods, Inc. (a)	272	3,346
J&J Snack Foods Corp.	101	9,461
John B Sanfilippo & Son, Inc.	1,531	39,347
Lancaster Colony Corp.	72	6,429
Medifast, Inc. (a)	4,561	143,352
Nutraceutical International Corp. (a)	2,302	54,811
Omega Protein Corp. (a)	2,016	29,010
Pilgrim’s Pride Corp. (a)	6,928	176,248
Rite Aid Corp. (a)(c)	31,573	263,950
Roundy’s, Inc.	334	1,794
Sanderson Farms, Inc.	48	4,440
Seaboard Corp. (a)	11	29,643
SUPERVALU, Inc. (a)	4,218	31,508
Susser Holdings Corp. (a)	59	4,679
The Andersons, Inc.	208	10,596
The Pantry, Inc. (a)	2,836	47,900

		1,017,037

Energy - 5.5%
Adams Resources & Energy, Inc.	627	39,645
Bonanza Creek Energy, Inc. (a)	59	3,164
Bristow Group, Inc.	42	3,191
Callon Petroleum Co. (a)	6,483	68,396
Carrizo Oil & Gas, Inc. (a)	725	41,659
Cloud Peak Energy, Inc. (a)	2,125	39,249
Comstock Resources, Inc.	1,592	43,286
Dawson Geophysical Co.	1,869	49,024
Delek US Holdings, Inc.	146	4,536
Endeavour International Corp. (a)	3,119	6,238
Energy XXI Bermuda, Ltd.	273	5,856
Green Plains, Inc.	2,637	77,053
Helix Energy Solutions Group, Inc. (a)	7,191	168,126
Hercules Offshore, Inc. (a)	419	1,902
Kodiak Oil & Gas Corp. (a)	14,258	181,504
Matrix Service Co. (a)	4,571	149,243
Natural Gas Services Group, Inc. (a)	102	3,064
Newpark Resources, Inc. (a)	324	3,648
Parker Drilling Co. (a)	18,878	122,141
Petroquest Energy, Inc. (a)	2,847	17,424
Pioneer Energy Services Corp. (a)	4,246	67,511
Quicksilver Resources, Inc. (a)	1,288	3,104
REX American Resources Corp. (a)	1,815	126,161

	Principal Amount ($) or Shares	Market Value $
SEACOR Holdings, Inc. (a)	32	2,563
Stone Energy Corp. (a)	3,260	144,711
Targa Resources Corp.	225	25,866
Tesco Corp.	2,224	47,371
TGC Industries, Inc. (a)	476	2,156
W&T Offshore, Inc.	4,073	59,751
Warren Resources, Inc. (a)	10,821	49,560
Western Refining, Inc.	3,657	150,010
Westmoreland Coal Co. (a)	312	9,507
Willbros Group, Inc. (a)	306	3,721

		1,720,341

Financials - 22.6%
1st Source Corp.	111	3,368
Altisource Residential Corp. (a)	225	6,275
Ambac Financial Group, Inc. (a)	224	6,312
American Assets Trust, Inc. (d)	1,247	42,772
American Capital Mortgage Investment Corp. (d)	572	11,686
American Realty Capital Properties, Inc. (d)	7,510	93,199
Ameris Bancorp (a)	485	10,190
Anworth Mortgage Asset Corp. (d)	28,972	156,449
Apollo Commercial Real Estate Finance, Inc. (d)	8,677	145,340
Apollo Investment Corp.	22,814	191,181
Apollo Residential Mortgage, Inc. (d)	397	6,662
Ares Commercial Real Estate Corp. (d)	1,063	13,319
Argo Group International Holdings, Ltd.	1,868	90,505
Arlington Asset Investment Corp. (Class A)	132	3,650
ARMOUR Residential REIT, Inc. (d)	2,238	9,735
Ashford Hospitality Trust, Inc. (d)	275	2,943
Banco Latinoamericano de Comercio Exterior SA	3,219	86,076
Bancorp, Inc. (a)	531	8,337
Banner Corp.	90	3,435
BBCN Bancorp, Inc.	5,045	76,936
BBX Capital Corp. (Class A) (a)	152	3,013
Berkshire Hills Bancorp, Inc.	419	9,469
BlackRock Kelso Capital Corp.	477	4,136
BNC Bancorp	140	2,374
Capital Bank Financial Corp. (a)	2,322	56,332
Capitol Federal Financial, Inc.	9,256	111,998
Capstead Mortgage Corp. (d)	12,218	160,911
Cathay General Bancorp	2,649	63,655
Chatham Lodging Trust (d)	168	3,780

16	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Chemical Financial Corp.	291	8,363
CNO Financial Group, Inc.	12,269	197,899
Colony Financial, Inc. (d)	6,905	153,015
CommunityOne Bancorp (a)	1,007	9,728
Consumer Portfolio Services, Inc. (a)	784	5,755
Cousins Properties, Inc. (d)	6,355	76,260
Cowen Group, Inc. (Class A) (a)	4,212	17,396
Credit Acceptance Corp. (a)	762	99,517
CubeSmart (d)	194	3,539
CyrusOne, Inc. (d)	166	3,798
CYS Investments, Inc. (d)	19,130	176,761
DCT Industrial Trust, Inc. (d)	1,569	12,426
DiamondRock Hospitality Co. (d)	246	3,055
Education Realty Trust, Inc. (d)	338	3,535
Ellington Residential Mortgage REIT (d)	8,117	140,830
EverBank Financial Corp.	191	3,639
Evercore Partners, Inc. (Class A)	57	3,137
F.N.B. Corp.	5,375	65,790
FBL Financial Group, Inc. (Class A)	1,041	45,502
FBR & Co. (a)	185	4,829
FelCor Lodging Trust, Inc. (d)	17,046	167,733
Fifth Street Finance Corp.	410	3,809
Financial Institutions, Inc.	153	3,528
First American Financial Corp.	663	18,577
First Bancorp	638	11,535
First Commonwealth Financial Corp.	16,315	140,309
First Community Bancshares, Inc.	1,061	15,491
First Financial Holdings, Inc.	52	3,061
First Industrial Realty Trust, Inc. (d)	1,441	26,716
First Merchants Corp.	1,000	19,840
First Midwest Bancorp, Inc.	8,899	142,384
First NBC Bank Holding Co. (a)	718	24,340
First Potomac Realty Trust (d)	246	3,218
Firsthand Technology Value Fund, Inc.	148	3,080
Flushing Financial Corp.	3,094	61,540
GFI Group, Inc.	9,963	33,675
Glimcher Realty Trust (d)	1,717	18,921
Gramercy Property Trust, Inc. (d)	753	4,420
GSV Capital Corp. (a)	8,291	76,858
Hanmi Financial Corp.	152	3,239
Heritage Financial Corp.	559	8,804
Heritage Oaks Bancorp (a)	485	3,570
Hersha Hospitality Trust (d)	510	3,228
HFF, Inc. (Class A)	459	14,835
Home Loan Servicing Solutions, Ltd.	2,434	54,278

	Principal Amount ($) or Shares	Market Value $
HomeTrust Bancshares, Inc. (a)	1,060	16,048
Horace Mann Educators Corp.	2,150	62,801
International Bancshares Corp.	412	9,929
Invesco Mortgage Capital, Inc. (d)	7,573	134,496
Investment Technology Group, Inc. (a)	5,545	106,076
JGWPT Holdings, Inc. (Class A) (a)	462	4,925
KCG Holdings, Inc. (Class A) (a)	2,705	32,433
Kite Realty Group Trust (d)	1,100	6,831
Lexington Realty Trust (d)	272	3,087
Maiden Holdings, Ltd.	5,223	63,930
Main Street Capital Corp.	98	3,041
MainSource Financial Group, Inc.	2,420	40,293
Manning & Napier, Inc.	155	2,649
MB Financial, Inc.	742	19,915
MCG Capital Corp.	31,415	107,125
Mercantile Bank Corp.	163	3,493
Metro Bancorp, Inc. (a)	160	3,496
MidWestOne Financial Group, Inc.	810	19,108
Montpelier Re Holdings, Ltd.	5,110	160,658
National Bank Holdings Corp.	156	3,053
National Penn Bancshares, Inc.	2,195	22,565
Nelnet, Inc. (Class A)	2,400	98,808
New Residential Investment Corp. (d)	25,556	162,025
New York Mortgage Trust, Inc. (d)	860	6,846
Northfield Bancorp, Inc.	253	3,292
NorthStar Realty Finance Corp. (c)(d)	12,352	204,426
Northwest Bancshares, Inc.	5,140	68,413
OceanFirst Financial Corp.	220	3,595
OFG Bancorp	8,591	155,153
Old National Bancorp	2,048	27,709
Oritani Financial Corp.	182	2,743
Pacific Continental Corp.	218	3,013
Parkway Properties, Inc. (d)	4,021	80,299
PennantPark Investment Corp.	8,185	90,444
PennyMac Financial Services, Inc. (Class A) (a)	158	2,507
PennyMac Mortgage Investment Trust (d)	134	2,830
Peoples Bancorp, Inc.	476	11,710
Platinum Underwriters Holdings, Ltd.	1,878	120,474
Portfolio Recovery Associates, Inc. (a)	51	2,845
Preferred Bank/Los Angeles CA (a)	558	12,572
Primerica, Inc.	2,022	91,071
PrivateBancorp, Inc.	1,545	41,267
Prospect Capital Corp.	636	6,322
Provident Financial Holdings, Inc.	1,999	28,985
Provident Financial Services, Inc.	2,626	44,458

Enhanced Small Cap Fund	17

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Radian Group, Inc.	483	6,965
Ramco-Gershenson Properties Trust (d)	201	3,337
RCS Capital Corp.	213	5,538
RE/MAX Holdings, Inc. (Class A)	481	13,819
RLJ Lodging Trust (d)	4,148	114,941
Safeguard Scientifics, Inc. (a)	193	3,682
Saul Centers, Inc. (d)	1,135	54,650
Silver Bay Realty Trust Corp. (d)	195	3,095
Solar Capital, Ltd.	2,769	57,706
Southwest Bancorp, Inc.	4,188	72,034
Strategic Hotels & Resorts, Inc. (a)(d)	16,810	183,229
Summit Hotel Properties, Inc. (d)	309	3,102
Sunstone Hotel Investors, Inc. (d)	12,993	190,867
Susquehanna Bancshares, Inc.	14,867	146,886
Symetra Financial Corp.	1,090	22,726
TCP Capital Corp.	2,730	46,847
THL Credit, Inc.	774	10,294
Tree.com, Inc. (a)	110	2,789
Umpqua Holdings Corp.	9,074	150,356
Union Bankshares Corp.	2,736	68,318
United Financial Bancorp, Inc.	695	9,362
Universal Insurance Holdings, Inc.	550	6,870
Univest Corp. of Pennsylvania	528	10,993
Webster Financial Corp.	6,075	181,764
Western Alliance Bancorp (a)	3,700	84,656
Westwood Holdings Group, Inc.	55	3,232
Wilshire Bancorp, Inc.	9,844	99,326
WisdomTree Investments, Inc. (a)	1,438	14,941
World Acceptance Corp. (a)	1,380	109,006

		7,064,891

Health Care - 13.2%
ACADIA Pharmaceuticals, Inc. (a)	4,568	94,329
Acorda Therapeutics, Inc. (a)	189	6,214
Aegerion Pharmaceuticals, Inc. (a)	506	16,622
Akorn, Inc. (a)	2,419	67,659
Albany Molecular Research, Inc. (a)	495	7,816
Align Technology, Inc. (a)	3,477	189,879
Alliance HealthCare Services, Inc. (a)	3,099	92,722
Alnylam Pharmaceuticals, Inc. (a)	50	2,965
AMN Healthcare Services, Inc. (a)	251	2,811
Anacor Pharmaceuticals, Inc. (a)	556	7,506
Anika Therapeutics, Inc. (a)	2,942	137,774
Atrion Corp.	95	29,963
AVANIR Pharmaceuticals, Inc. (Class A) (a)	6,772	35,756
BioDelivery Sciences International, Inc. (a)	621	5,943

	Principal Amount ($) or Shares	Market Value $
Cantel Medical Corp.	94	3,267
Cara Therapeutics, Inc. (a)	1,047	14,428
Celldex Therapeutics, Inc. (a)	535	7,816
Centene Corp. (a)	54	4,024
Chemed Corp.	43	3,787
Concert Pharmaceuticals, Inc. (a)	461	4,075
CONMED Corp.	3,643	163,571
Corcept Therapeutics, Inc. (a)	19,606	44,310
Corvel Corp. (a)	1,419	67,005
CryoLife, Inc.	7,902	69,775
CTI BioPharma Corp. (a)	1,187	3,490
Curis, Inc. (a)	1,677	2,985
Depomed, Inc. (a)	423	5,046
DexCom, Inc. (a)	226	7,630
Dicerna Pharmaceuticals, Inc. (a)	562	9,082
Egalet Corp. (a)	1,386	18,351
Emergent Biosolutions, Inc. (a)	6,021	130,596
Endocyte, Inc. (a)	3,794	24,016
Endologix, Inc. (a)	230	3,004
Enzon Pharmaceuticals, Inc. (c)	47,809	43,095
ExamWorks Group, Inc. (a)	119	3,525
Five Prime Therapeutics, Inc. (a)	278	3,611
Five Star Quality Care, Inc. (a)	869	4,588
Gentiva Health Services, Inc. (a)	1,227	16,724
Geron Corp. (a)	22,712	47,241
Greatbatch, Inc. (a)	1,353	63,199
Halozyme Therapeutics, Inc. (a)	2,966	23,431
HealthSouth Corp.	3,328	116,879
Hyperion Therapeutics, Inc. (a)	118	3,454
Immunomedics, Inc. (a)	2,338	7,786
Insulet Corp. (a)	275	10,073
Insys Therapeutics, Inc. (a)	587	15,168
Intercept Pharmaceuticals, Inc. (a)	170	40,224
InterMune, Inc. (a)	1,862	73,772
Isis Pharmaceuticals, Inc. (a)	3,585	104,754
Keryx Biopharmaceuticals, Inc. (a)	6,591	87,001
KYTHERA Biopharmaceuticals, Inc. (a)	78	2,611
Lannett Co., Inc. (a)	271	11,322
MacroGenics, Inc. (a)	144	2,687
Magellan Health Services, Inc. (a)	2,714	165,256
MedAssets, Inc. (a)	6,702	156,961
Medical Action Industries, Inc. (a)	1,141	7,873
Merit Medical Systems, Inc. (a)	347	4,868
MiMedx Group, Inc. (a)	623	3,408
Molina Healthcare, Inc. (a)	2,104	90,661
Natus Medical, Inc. (a)	243	5,990
NPS Pharmaceuticals, Inc. (a)	404	12,577
NuVasive, Inc. (a)	2,649	88,318
Omnicell, Inc. (a)	3,185	84,498
OncoMed Pharmaceuticals, Inc. (a)	822	18,577
Owens & Minor, Inc.	91	3,156

18	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Pacific Biosciences of California, Inc. (a)	644	3,194
Pacira Pharmaceuticals, Inc. (a)	626	48,584
PAREXEL International Corp. (a)	2,741	138,283
PDL BioPharma, Inc.	18,487	173,223
PhotoMedex, Inc. (a)	1,184	14,836
Pozen, Inc. (a)	417	3,582
Puma Biotechnology, Inc. (a)	677	51,743
Questcor Pharmaceuticals, Inc.	54	4,867
Repligen Corp. (a)	285	5,483
Rigel Pharmaceuticals, Inc. (a)	2,512	8,265
Sangamo Biosciences, Inc. (a)	9,350	122,859
Sciclone Pharmaceuticals, Inc. (a)	6,801	34,209
Select Medical Holdings Corp.	2,556	38,723
Stemline Therapeutics, Inc. (a)	214	3,251
STERIS Corp.	990	52,985
SurModics, Inc. (a)	4,341	92,941
Synergy Pharmaceuticals, Inc. (a)	23,809	103,331
Team Health Holdings, Inc. (a)	85	4,315
The Providence Service Corp. (a)	2,876	115,615
Thoratec Corp. (a)	4,951	163,977
Threshold Pharmaceuticals, Inc. (a)	27,186	104,938
Triple-S Management Corp. (Class B) (a)	2,207	39,020
US Physical Therapy, Inc.	98	3,286
WellCare Health Plans, Inc. (a)	2,072	160,476
West Pharmaceutical Services, Inc.	67	2,820
XenoPort, Inc. (a)	6,085	24,644
XOMA Corp. (a)	1,511	6,256
Zogenix, Inc. (a)	897	2,063

		4,135,274

Industrials - 14.0%
AAON, Inc.	285	8,892
AAR Corp.	5,654	137,392
ABM Industries, Inc.	1,857	50,640
Actuant Corp. (Class A)	2,929	104,067
Air Transport Services Group, Inc. (a)	930	8,444
Alamo Group, Inc.	59	3,059
Allegiant Travel Co.	30	3,450
Altra Industrial Motion Corp.	361	12,343
American Woodmark Corp. (a)	2,078	57,290
Applied Industrial Technologies, Inc.	1,532	72,954
ARC Document Solutions, Inc. (a)	600	3,720
ArcBest Corp.	774	33,104
Argan, Inc.	2,070	63,446
Beacon Roofing Supply, Inc. (a)	100	3,450
Briggs & Stratton Corp.	6,461	132,967
Casella Waste Systems, Inc. (Class A) (a)	3,580	19,690

	Principal Amount ($) or Shares	Market Value $
Columbus McKinnon Corp.	674	18,980
Comfort Systems USA, Inc.	3,258	53,757
Courier Corp.	3,317	45,045
Curtiss-Wright Corp.	2,339	155,848
Deluxe Corp.	3,542	198,671
Ducommun, Inc. (a)	124	3,148
DXP Enterprises, Inc. (a)	110	7,653
Dycom Industries, Inc. (a)	5,149	153,183
EMCOR Group, Inc.	75	3,339
EnerSys	2,768	191,103
Engility Holdings, Inc. (a)	3,467	134,000
Esterline Technologies Corp. (a)	159	17,721
Federal Signal Corp.	7,313	100,334
G&K Services, Inc. (Class A)	764	39,583
Generac Holdings, Inc.	515	25,070
General Cable Corp.	5,691	145,121
H&E Equipment Services, Inc. (a)	1,639	56,791
Hardinge, Inc.	211	2,694
Herman Miller, Inc.	1,936	60,539
Huron Consulting Group, Inc. (a)	240	16,291
Hyster-Yale Materials Handling, Inc.	1,598	134,360
ICF International, Inc. (a)	471	17,521
Insperity, Inc.	2,358	75,503
Kadant, Inc.	3,480	131,892
Kforce, Inc.	5,771	127,135
Kimball International, Inc. (Class B)	370	5,968
L.B. Foster Co. (Class A)	584	29,831
Lydall, Inc. (a)	3,332	91,930
Marten Transport, Ltd.	1,657	39,917
Matson, Inc.	5,764	141,622
Meritor, Inc. (a)	12,414	171,437
Moog, Inc. (Class A) (a)	51	3,675
Mueller Industries, Inc.	110	3,170
Mueller Water Products, Inc. (Class A)	6,269	52,848
Multi-Color Corp.	1,003	35,235
MYR Group, Inc. (a)	601	15,037
Navigant Consulting, Inc. (a)	211	3,551
NN, Inc.	1,574	38,610
On Assignment, Inc. (a)	206	7,262
Orbital Sciences Corp. (a)	5,973	156,373
Park-Ohio Holdings Corp.	341	17,964
Patrick Industries, Inc. (a)	893	33,755
PGT, Inc. (a)	8,752	75,355
Pike Corp. (a)	944	8,430
Polypore International, Inc. (a)	75	3,334
Primoris Services Corp.	277	8,025
Quality Distribution, Inc. (a)	5,961	85,779
Resources Connection, Inc.	10,186	126,306
RPX Corp. (a)	1,228	19,955

Enhanced Small Cap Fund	19

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Saia, Inc. (a)	124	5,404
Schawk, Inc.	152	3,086
Sparton Corp. (a)	1,234	36,329
Spirit Airlines, Inc. (a)	867	51,214
Steelcase, Inc. (Class A)	10,457	171,390
Swift Transportation Co. (a)	137	3,392
Taser International, Inc. (a)	1,875	24,881
The Brink’s Co.	107	2,857
The Gorman-Rupp Co.	125	3,964
Thermon Group Holdings, Inc. (a)	462	10,880
TrueBlue, Inc. (a)	5,478	149,056
Tutor Perini Corp. (a)	133	4,074
Twin Disc, Inc.	123	3,991
UniFirst Corp.	31	3,067
Viad Corp.	3,193	73,247
XPO Logistics, Inc. (a)	840	21,109

		4,373,500

Information Technology - 17.4%
Actuate Corp. (a)	7,521	35,123
Acxiom Corp. (a)	4,879	110,900
Advent Software, Inc.	841	25,449
Anixter International, Inc.	301	31,003
Aruba Networks, Inc. (a)	204	3,777
Aspen Technology, Inc. (a)(c)	4,823	207,341
AVG Technologies NV (a)	1,415	27,394
Belden, Inc.	50	3,599
Benchmark Electronics, Inc. (a)	6,958	161,356
Black Box Corp.	2,596	63,264
Blucora, Inc. (a)	4,401	83,487
Brightcove, Inc. (a)	314	2,974
Brooks Automation, Inc.	5,561	53,997
Cabot Microelectronics Corp. (a)	3,151	135,587
Calix, Inc. (a)	358	2,921
Callidus Software, Inc. (a)	358	3,763
Carbonite, Inc. (a)	3,513	39,205
Checkpoint Systems, Inc. (a)	7,628	99,164
Cirrus Logic, Inc. (a)	443	9,804
comScore, Inc. (a)	111	3,467
Comtech Telecommunications Corp.	2,145	70,077
Comverse, Inc. (a)	3,673	90,907
Convergys Corp.	2,895	63,169
Conversant, Inc. (a)	6,852	161,570
CSG Systems International, Inc.	125	3,284
CTS Corp.	695	12,169
Demandware, Inc. (a)	104	6,333
Dice Holdings, Inc. (a)	15,909	112,318
Digital River, Inc. (a)	3,947	62,126
Diodes, Inc. (a)	216	5,977
EarthLink Holdings Corp.	15,758	57,359

	Principal Amount ($) or Shares	Market Value $
Entegris, Inc. (a)	13,249	151,966
Euronet Worldwide, Inc. (a)	3,718	175,266
ExlService Holdings, Inc. (a)	2,359	66,854
Extreme Networks, Inc. (a)	1,352	5,381
Fabrinet (a)	1,921	36,537
Fair Isaac Corp.	1,861	109,613
Finisar Corp. (a)	130	3,087
Global Cash Access Holdings, Inc. (a)	13,417	119,411
Global Eagle Entertainment, Inc. (a)	202	2,248
Harmonic, Inc. (a)	21,633	156,623
Heartland Payment Systems, Inc.	69	2,860
II-VI, Inc. (a)	6,517	87,719
Insight Enterprises, Inc. (a)	6,327	171,968
Integrated Silicon Solution, Inc. (a)	5,366	75,339
IntraLinks Holdings, Inc. (a)	351	3,057
IXYS Corp.	3,037	34,348
j2 Global, Inc.	56	2,652
Lattice Semiconductor Corp. (a)	8,373	66,230
Lionbridge Technologies, Inc. (a)	3,889	21,895
Manhattan Associates, Inc. (a)	5,085	165,059
Marchex, Inc. (Class B)	339	3,502
MAXIMUS, Inc.	1,056	47,182
Microsemi Corp. (a)	4,769	116,030
Monotype Imaging Holdings, Inc.	1,868	48,101
Monster Worldwide, Inc. (a)	11,439	64,745
Move, Inc. (a)	285	3,728
Netscout Systems, Inc. (a)	314	12,205
Newport Corp. (a)	5,003	92,706
OmniVision Technologies, Inc. (a)	3,502	78,725
Oplink Communications, Inc. (a)	363	6,120
PC Connection, Inc.	3,570	74,720
Perficient, Inc. (a)	4,899	86,418
Pericom Semiconductor Corp. (a)	2,591	23,138
Plantronics, Inc.	602	27,295
Plexus Corp. (a)	201	8,394
PMC - Sierra, Inc. (a)	8,500	60,095
Progress Software Corp. (a)	1,068	23,197
PTC, Inc. (a)	2,485	91,448
QAD, Inc. (Class A)	1,391	31,284
Sanmina Corp. (a)	6,367	129,568
Sapient Corp. (a)	295	4,853
ScanSource, Inc. (a)	2,031	75,350
ShoreTel, Inc. (a)	953	6,633
Silicon Image, Inc. (a)	21,883	114,448
Sonus Networks, Inc. (a)	12,995	47,692
Spansion, Inc. (Class A) (a)	7,923	150,933
SS&C Technologies Holdings, Inc. (a)	83	3,540
Stamps.com, Inc. (a)	80	2,586
support.com, Inc. (a)	6,051	13,917

20	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Take-Two Interactive Software, Inc. (a)	2,371	48,914
TeleNav, Inc. (a)	1,518	8,486
TeleTech Holdings, Inc. (a)	2,405	63,444
The Hackett Group, Inc.	1,017	6,204
TiVo, Inc. (a)	13,420	159,698
Travelzoo, Inc. (a)	478	9,201
Ubiquiti Networks, Inc. (a)	108	3,776
Ultra Clean Holdings, Inc. (a)	8,441	69,891
Unisys Corp. (a)	5,034	118,148
United Online, Inc.	1,369	14,949
Verint Systems, Inc. (a)	3,579	165,815
WebMD Health Corp. (a)	83	3,552
XO Group, Inc. (a)	1,762	20,069
Yelp, Inc. (a)	1,498	99,093
Zix Corp. (a)	1,370	4,521

		5,451,291

Materials - 5.0%
A. Schulman, Inc.	2,367	83,342
Berry Plastics Group, Inc. (a)	2,838	67,005
Calgon Carbon Corp. (a)	3,664	78,593
Chase Corp.	321	9,803
Chemtura Corp. (a)	4,066	101,569
Clearwater Paper Corp. (a)	2,318	143,878
Commercial Metals Co.	2,734	48,529
Ferro Corp. (a)	2,225	28,480
FutureFuel Corp.	218	3,745
Graphic Packaging Holding Co. (a)	15,277	167,894
Handy & Harman, Ltd. (a)	1,147	25,245
Headwaters, Inc. (a)	2,906	37,575
Innospec, Inc.	1,943	81,936
Koppers Holdings, Inc.	81	2,944
Louisiana-Pacific Corp. (a)	215	3,053
Materion Corp.	1,361	46,396
Minerals Technologies, Inc.	1,460	90,520
Neenah Paper, Inc.	78	3,805
Olin Corp.	276	7,521
OM Group, Inc.	957	29,476
Omnova Solutions, Inc. (a)	11,201	105,961
P.H. Glatfelter Co.	3,716	97,805
Quaker Chemical Corp.	43	3,183
Resolute Forest Products, Inc. (a)	813	12,171
Schweitzer-Mauduit International, Inc.	2,620	109,202
SunCoke Energy, Inc. (a)	7,191	144,395
Worthington Industries, Inc.	896	36,109

		1,570,135

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (a)	11,010	43,490
General Communication, Inc. (Class A) (a)	319	3,617
IDT Corp. (Class B)	1,856	30,773
Inteliquent, Inc.	4,648	69,627
magicJack VocalTec, Ltd. (a)	7,571	110,309
USA Mobility, Inc.	1,963	30,269
Vonage Holdings Corp. (a)	22,522	85,584

		373,669

Utilities - 2.7%
Avista Corp.	3,393	106,235
Chesapeake Utilities Corp.	600	39,246
Cleco Corp.	2,184	113,633
El Paso Electric Co.	2,814	107,242
Genie Energy, Ltd. (Class B) (a)	1,839	14,418
IDACORP, Inc.	2,331	127,809
NorthWestern Corp.	1,400	67,200
PNM Resources, Inc.	5,349	152,232
Portland General Electric Co.	574	18,982
Southwest Gas Corp.	1,568	82,100
The Laclede Group, Inc.	69	3,221
UNS Energy Corp.	356	21,563

		853,881

Total Common Stocks (cost $24,399,112)		30,629,986

Short-Term Investment - 0.2%
SSgA Prime Money Market Fund 0.20% (e)(f) (cost $65,495)	65,495	65,495

Total Investments - 98.0% (identified cost $24,464,607)		30,695,481

Other Assets and Liabilities, Net - 2.0%		622,797

Net Assets - 100.0%		31,318,278

See accompanying notes which are an integral part of the quarterly report.

Enhanced Small Cap Fund	21

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Footnotes:

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(c)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(d)	Real Estate Investment Trust (REIT)
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(f)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts	Number of Contracts	Notional Amount $		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	4	USD	453,280	06/14	(1,248)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,248)

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$4,069,967	$—	**	$—	$4,069,967	13.0
Consumer Staples	1,017,037	—		—	1,017,037	3.2
Energy	1,720,341	—		—	1,720,341	5.5
Financials	7,064,891	—		—	7,064,891	22.6
Health Care	4,135,274	—		—	4,135,274	13.2
Industrials	4,373,500	—		—	4,373,500	14.0
Information Technology	5,451,291	—		—	5,451,291	17.4
Materials	1,570,135	—		—	1,570,135	5.0
Telecommunication Services	373,669	—		—	373,669	1.2
Utilities	853,881	—		—	853,881	2.7
Short-Term Investment	65,495	—		—	65,495	0.2

Total Investments	30,695,481	—	**	—	30,695,481	98.0

Other Assets and Liabilities, Net						2.0

						100.0

Liabilities:
Other Financial Instruments***
Futures Contracts	$(1,248)	$—		$—	$(1,248)	—	****

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2014.
**	Fund held a Level 2 security that was valued at $0 at May 31, 2014.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.
****	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

22	Enhanced Small Cap Fund

SSgA

Emerging Markets Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.8%
Austria - 0.5%
Erste Group Bank AG (a)	123,836	4,302,891

Bermuda - 0.7%
Credicorp, Ltd.	38,243	5,975,469

Brazil - 8.3%
Arteris SA	153,300	1,224,183
Banco Bradesco SA ADR	118,493	1,652,977
Banco do Brasil SA	879,505	8,939,128
BB Seguridade Participacoes SA	988,883	12,580,085
Cielo SA	295,100	5,272,889
Direcional Engenharia SA	603,900	3,005,618
Even Construtora e Incorporadora SA	941,300	2,857,135
Gafisa SA	1,277,000	1,881,043
Light SA	360,300	3,185,976
Petroleo Brasileiro SA ADR	363,066	5,119,231
Petroleo Brasileiro SA ADR (Class A)	206,235	3,079,088
Souza Cruz SA	216,800	2,220,935
Sul America SA	50,400	388,748
Vale SA ADR (a)	752,577	9,595,357
Via Varejo SA (b)	745,210	7,923,449
WEG SA	98,800	1,147,073

		70,072,915

Cayman Islands - 4.0%
ANTA Sports Products, Ltd. (a)	2,983,000	4,386,227
ENN Energy Holdings, Ltd.	832,000	5,886,172
Evergrande Real Estate Group, Ltd.	1	1
Shimao Property Holdings, Ltd.	1,927,500	3,883,367
Tencent Holdings, Ltd.	1,193,500	16,825,795
Tingyi Cayman Islands Holding Corp.	962,000	2,742,208

		33,723,770

China - 12.1%
Agricultural Bank of China, Ltd. (Class H)	6,505,000	2,903,063
Bank of China, Ltd. (Class H)	29,545,100	14,061,927
China CITIC Bank Corp., Ltd. (Class H)	9,647,000	5,611,796
China CNR Corp., Ltd. (Class H) (b)(c)	6,302,500	4,210,907
China Construction Bank Corp. (Class H)	17,227,169	12,643,264
China Minsheng Banking Corp., Ltd. (Class H)	3,600,500	3,696,655

	Principal Amount ($) or Shares	Market Value $
China Petroleum & Chemical Corp. (Class H)	8,058,100	7,306,695
China Railway Construction Corp. (Class H) (a)	4,379,500	3,705,624
China Shanshui Cement Group, Ltd.	3,816,000	1,388,003
CITIC Securities Co., Ltd. (Class H)	1,304,000	2,812,204
Great Wall Motor Co., Ltd. (Class H) (a)	1,289,000	5,287,046
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	3,034,800	4,172,730
Huaneng Power International, Inc. (Class H)	4,410,000	4,658,601
Industrial & Commercial Bank of China, Ltd. (Class H)	21,936,000	14,260,048
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	1,748,326	2,223,871
PetroChina Co., Ltd. (Class H)	3,992,000	4,762,832
Ping An Insurance Group Co of China, Ltd. (Class H)	435,000	3,363,655
Sihuan Pharmaceutical Holdings Group, Ltd.	1,165,000	1,388,452
Zhejiang Expressway Co., Ltd. (Class H)	3,834,000	3,797,925

		102,255,298

Czech Republic - 1.4%
CEZ AS	247,887	7,255,709
Komercni Banka AS	18,594	4,285,743

		11,541,452

Egypt - 0.0%
Orascom Hotels & Development (b)(d)	1	—

Greece - 1.1%
Alpha Bank AE (b)	1,255,264	1,180,668
Motor Oil Hellas Corinth Refineries SA	223,764	2,531,698
OPAP SA	204,494	3,473,300
Piraeus Bank SA (b)	472,926	1,160,404
Public Power Corp. SA	79,776	1,196,213

		9,542,283

Hong Kong - 3.2%
China Everbright, Ltd.	2,078,000	2,942,936
China Mobile, Ltd.	1,206,700	11,805,596
CNOOC, Ltd.	1,986,500	3,407,793
Guangdong Investment, Ltd. (a)	2,878,000	3,192,436

Emerging Markets Fund	23

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Ju Teng International Holdings, Ltd.	978,000	745,520
Lenovo Group, Ltd. (a)	2,952,000	3,655,280
Shanghai Industrial Holdings, Ltd.	447,000	1,380,849

		27,130,410

Hungary - 0.3%
OTP Bank PLC	105,914	2,314,089

India - 7.9%
Apollo Tyres, Ltd.	308,021	918,225
Bank of Baroda	48,382	689,949
Cairn India, Ltd.	467,706	2,672,549
Coal India, Ltd.	487,939	3,062,728
GAIL India, Ltd.	382,954	2,448,469
HCL Technologies, Ltd.	369,771	8,876,944
HDFC Bank, Ltd.	135,493	1,817,771
ICICI Bank, Ltd.	138,684	3,328,158
ITC, Ltd.	233,645	1,351,298
JSW Steel, Ltd.	166,565	3,414,737
Larsen & Toubro, Ltd.	106,768	2,792,519
Lupin, Ltd.	84,905	1,344,844
Power Finance Corp., Ltd.	632,081	3,122,966
Reliance Industries, Ltd.	508,432	9,161,069
Rural Electrification Corp., Ltd.	500,202	2,706,288
State Bank of India	37,552	1,615,613
Sun Pharmaceutical Industries, Ltd.	457,517	4,728,089
Tata Consultancy Services, Ltd.	189,663	6,873,157
Tata Motors, Ltd.	625,604	4,394,262
Tata Steel, Ltd.	222,361	1,787,844

		67,107,479

Indonesia - 2.7%
Adhi Karya Persero Tbk PT	8,440,500	2,262,849
Astra International Tbk PT	2,393,300	1,450,330
Bank Negara Indonesia Persero Tbk PT	3,077,600	1,258,719
Bank Rakyat Indonesia Persero Tbk PT	9,577,500	8,367,495
Indo Tambangraya Megah Tbk PT	304,700	747,722
Indofood Sukses Makmur Tbk PT	1,280,000	748,265
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	14,423,500	2,853,815
Telekomunikasi Indonesia Persero Tbk PT	20,759,100	4,578,559
United Tractors Tbk PT	326,400	605,972

		22,873,726

Malaysia - 1.8%
Astro Malaysia Holdings Bhd	3,012,000	3,187,302
IJM Corp. Bhd	1,628,700	3,391,224

	Principal Amount ($) or Shares	Market Value $
Malayan Banking Bhd	1,044,200	3,210,923
RHB Capital Bhd	478,800	1,251,765
Sime Darby Bhd	418,300	1,243,313
Tenaga Nasional Bhd	844,800	3,170,958

		15,455,485

Mexico - 5.7%
America Movil SAB de CV ADR (Series L) (a)	366,362	7,081,777
Cemex SAB de CV ADR (b)	462,588	5,953,508
Compartamos S.A.B. de C.V. (a)	2,142,200	3,795,692
Fibra Uno Administracion S.A. de C.V. (a)(e)	1,043,000	3,189,074
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (Class B)	187,700	1,154,100
Grupo Mexico SAB de CV (Series B) (a)	2,234,168	7,357,731
Infraestructura Energetica Nova S.A.B. de C.V. (a)	991,500	5,460,133
Kimberly-Clark de Mexico SAB de CV (Class A) (a)	1,721,100	4,601,113
Mexico Real Estate Management S.A. de C.V. (b)(e)	1,534,600	2,887,409
OHL Mexico S.A.B. de CV (b)	2,486,800	6,903,426

		48,383,963

Peru - 0.2%
Southern Copper Corp. (a)	50,900	1,512,748

Philippines - 2.0%
Aboitiz Power Corp.	1,793,600	1,475,708
Alliance Global Group, Inc.	7,304,700	4,949,934
BDO Unibank, Inc.	656,340	1,326,030
DMCI Holdings, Inc.	1,817,980	2,960,372
First Philippine Holdings Corp.	348,500	540,810
Metropolitan Bank & Trust	762,511	1,455,141
Philippine Long Distance Telephone Co. ADR	60,231	3,948,142

		16,656,137

Poland - 3.2%
PGE SA	1,132,617	7,820,935
Powszechna Kasa Oszczednosci Bank Polski SA	543,546	7,273,675
Powszechny Zaklad Ubezpieczen SA	35,323	5,197,247
Tauron Polska Energia SA (b)	3,604,295	6,343,854

		26,635,711

Qatar - 0.7%
Industries Qatar QSC	36,572	1,896,921
Qatar Electricity & Water Co.	24,082	1,323,187

24	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Qatar Islamic Bank SAQ	41,560	1,254,792
Qatar National Bank	37,543	1,877,150

		6,352,050

Russia - 3.4%
Gazprom OAO ADR	260,228	2,121,119
Lukoil OAO (b)	166,242	9,377,491
Magnit OJSC (b)	36,298	9,165,991
Moscow Exchange MICEX-RTS OAO (b)	1,449,730	2,732,145
Sberbank	867,578	2,101,290
Sistema JSFC GDR	98,229	2,814,261

		28,312,297

South Africa - 5.9%
Barclays Africa Group, Ltd.	107,449	1,564,493
FirstRand, Ltd.	1,990,930	7,492,641
Investec, Ltd.	485,207	4,163,679
Mondi, Ltd.	155,183	2,761,712
MTN Group, Ltd.	277,844	5,855,869
Naspers, Ltd.	33,082	3,646,958
Netcare, Ltd.	541,359	1,462,918
Sappi, Ltd. (b)	158,482	552,554
Sasol, Ltd.	240,133	13,506,014
Steinhoff International Holdings, Ltd.	1,066,916	5,394,284
Telkom SA SOC, Ltd. (b)	829,359	3,032,649

		49,433,771

South Korea - 17.2%
Amorepacific Corp.	3,540	5,027,896
Dongbu Insurance Co., Ltd.	61,982	3,505,549
Hana Financial Group, Inc.	5	182
Hanwha Corp.	90,540	2,405,052
Huchems Fine Chemical Corp.	23,250	544,673
Hyundai Development Co-Engineering & Construction	100,415	2,815,006
Hyundai Motor Co.	55,819	12,283,244
Hyundai Wia Corp.	17,601	3,105,450
Industrial Bank of Korea	527,450	7,238,091
Jahwa Electronics Co., Ltd. (a)	57,990	838,416
KCC Corp.	9,335	5,361,998
Kia Motors Corp.	186,146	10,728,666
KJB Financial Group Co., Ltd. (b)	43,679	488,081
KNB Financial Group Co., Ltd. (b)	66,750	909,454
Korea Electric Power Corp.	40,740	1,561,394
Korea Zinc Co., Ltd.	5,017	1,826,912
Korean Reinsurance Co.	186,040	1,823,564
KT&G Corp.	76,996	6,264,132
Meritz Fire & Marine Insurance Co., Ltd.	93,620	1,170,021

	Principal Amount ($) or Shares	Market Value $
POSCO	20,905	5,921,922
Samsung C&T Corp.	52,017	3,722,055
Samsung Electronics Co., Ltd.	33,501	47,384,771
SK Hynix, Inc. (b)	261,910	11,334,372
SK Telecom Co., Ltd.	26,267	5,651,447
Woori Finance Holdings Co., Ltd. (b)	299,319	3,520,710

		145,433,058

Taiwan - 12.3%
Advanced Semiconductor Engineering, Inc.	3,252,000	4,121,192
Asia Cement Corp.	1,698,127	2,211,464
AU Optronics Corp. (b)	5,287,000	2,018,847
China Motor Corp.	234,000	226,700
Chipbond Technology Corp.	313,000	558,453
Chong Hong Construction Co.	295,000	829,351
CTBC Financial Holding Co., Ltd.	10,151,171	6,466,037
Far Eastern New Century Corp.	861,688	890,842
Farglory Land Development Co., Ltd.	584,000	973,804
Fubon Financial Holding Co., Ltd.	4,423,366	6,365,351
Grand Pacific Petrochemical	3,924,000	2,551,833
Hon Hai Precision Industry Co., Ltd.	4,037,300	12,440,897
Huaku Development Co., Ltd.	388,000	974,351
Inventec Corp.	3,872,000	3,615,614
Lite-On Technology Corp.	1,917,405	3,107,698
MediaTek, Inc.	238,000	3,865,402
Mega Financial Holding Co., Ltd.	4,448,641	3,716,412
Pegatron Corp.	1,350,000	2,611,262
Pou Chen Corp.	1,111,630	1,227,092
Powertech Technology, Inc.	2,883,000	5,566,881
President Chain Store Corp.	154,000	1,273,682
Quanta Computer, Inc.	936,000	2,519,058
Radiant Opto-Electronics Corp.	397,000	1,628,487
Rich Development Co., Ltd.	2,151,000	1,043,740
Ruentex Development Co., Ltd.	2,177,000	3,993,097
Shin Zu Shing Co., Ltd.	218,000	620,146
Taiwan Cement Corp.	3,121,000	4,642,130
Taiwan Semiconductor Manufacturing Co., Ltd.	5,326,782	21,228,609
TPK Holding Co., Ltd.	225,000	1,823,381
YC INOX Co., Ltd.	424,000	412,186

		103,523,999

Thailand - 0.4%
Bangkok Expressway PCL	233,600	247,262
Banpu PCL	1,257,100	1,110,445

Emerging Markets Fund	25

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Delta Electronics Thailand PCL	562,400	976,448
Supalai PCL	1,962,600	1,177,679

		3,511,834

Turkey - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (e)	1	1

United Arab Emirates - 0.8%
DP World, Ltd.	107,364	2,326,578
Emaar Properties PJSC	892,600	2,539,558
First Gulf Bank PJSC	331,135	1,618,283

		6,484,419

Total Common Stocks (cost $589,697,149)		808,535,255

Preferred Stocks - 2.2%
Brazil - 0.8%
Itau Unibanco Holding SA	433,334	6,750,595

Russia - 0.3%
Sberbank Of Russia (b)	1,502,128	2,955,754

South Korea - 1.1%
Samsung Electronics Co., Ltd.	8,461	9,180,873

Total Preferred Stocks (cost $6,923,830)		18,887,222

Short-Term Investments - 4.0%
United States - 4.0%
SSgA Prime Money Market Fund 0.20% (f)(g)	100	100
State Street Navigator Securities Lending Prime Portfolio (f)(h)	33,433,838	33,433,838

Total Short-Term Investments (cost $33,433,938)		33,433,938

Total Investments (i) - 102.0% (identified cost $630,054,917)		860,856,415

Other Assets and Liabilities, Net - (2.0%)		(16,716,146)

Net Assets - 100.0%		844,140,269

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(e)	Real Estate Investment Trust (REIT)
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Investments of cash collateral for securities loaned
(i)	All or a portion of the shares of these securities are held as collateral in connection with futures contracts and forward foreign currency contracts purchased (sold) by the Fund.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	8.9	75,376,331
Consumer Staples	4.3	36,249,335
Energy	8.3	70,190,345
Financials	27.7	234,121,529
Health Care	1.1	8,924,303
Industrials	7.2	60,654,818
Information Technology	19.9	167,889,373
Materials	6.5	54,840,366
Telecommunication Services	5.3	44,768,300
Utilities	6.6	55,520,555
Preferred Stocks
Financials	1.1	9,706,349
Information Technology	1.1	9,180,873
Short-Term Investments	4.0	33,433,938

Total Investments	102.0	860,856,415
Other Assets & Liabilities	(2.0)	(16,716,146)

	100.0	844,140,269

See accompanying notes which are an integral part of the quarterly report.

26	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount $		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Mini MSCI Emerging Market Futures	195	USD	9,989,850	06/14	283,745
MSCI Taiwan Index Futures (Taiwan)	212	USD	6,875,160	06/14	(8,193)

					275,552

Short Positions
SGX CNX Nifty Index Futures (Singapore)	858	USD	12,399,816	06/14	288,890

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					564,442

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	5,839,423	BRL	14,164,980	06/20/14	452,903
Barclays Bank PLC	USD	4,912,462	CLP	2,836,701,000	06/20/14	240,813
Barclays Bank PLC	TWD	179,085,375	USD	5,911,091	06/20/14	(62,805)
Citibank N.A.	USD	2,390,000	PEN	6,809,827	06/20/14	67,939
Citibank N.A.	USD	528,340	PEN	1,491,873	06/20/14	10,137
Citibank N.A.	HKD	104,479,449	USD	13,456,615	06/20/14	(19,927)
Citibank N.A.	PEN	8,301,700	USD	2,912,877	06/20/14	(83,539)
Citibank N.A.	ZAR	30,520,000	USD	2,836,194	06/20/14	(39,733)
Citibank N.A.	USD	18,008,696	ZAR	198,540,835	06/20/14	699,987
Credit Suisse	ZAR	22,577,000	USD	2,134,678	06/20/14	7,227
Deutsche Bank AG	USD	5,394,770	HKD	41,815,000	06/20/14	(1,157)
Deutsche Bank AG	USD	12,588,100	IDR	146,034,550,000	06/20/14	(116,109)
Deutsche Bank AG	USD	8,960,867	MYR	29,602,225	06/20/14	240,877
Deutsche Bank AG	USD	4,576,692	THB	149,268,800	06/20/14	(33,423)
Deutsche Bank AG	IDR	45,658,800,000	USD	3,960,000	06/20/14	60,538
Deutsche Bank AG	IDR	40,623,000,000	USD	3,550,962	06/20/14	81,579
Deutsche Bank AG	IDR	22,345,000,000	USD	1,922,151	06/20/14	13,789
Deutsche Bank AG	INR	319,088,400	USD	5,112,162	06/20/14	(267,371)
Goldman Sachs & Co.	USD	11,654,017	TRY	26,878,360	06/20/14	1,106,349
JPMorgan Chase Bank NA	USD	7,925,992	KRW	8,159,809,000	06/20/14	65,372
JPMorgan Chase Bank NA	USD	5,798,908	KRW	6,001,870,000	06/20/14	79,064
JPMorgan Chase Bank NA	USD	3,860,000	RUB	141,739,200	06/20/14	186,560
JPMorgan Chase Bank NA	USD	2,890,000	RUB	106,323,100	06/20/14	145,454
JPMorgan Chase Bank NA	USD	12,750,000	RUB	466,140,000	06/20/14	557,988
JPMorgan Chase Bank NA	CZK	157,520,194	USD	8,012,543	06/20/14	196,890
JPMorgan Chase Bank NA	CZK	57,025,000	USD	2,869,283	06/20/14	39,884
JPMorgan Chase Bank NA	KRW	10,062,005,250	USD	9,352,175	06/20/14	(502,118)
JPMorgan Chase Bank NA	PHP	176,958,250	USD	3,959,240	06/20/14	(84,087)
Royal Bank of Scotland PLC	PLN	20,610,738	USD	6,735,205	06/20/14	(50,748)
Royal Bank of Scotland PLC	ZAR	43,876,308	USD	4,200,000	06/20/14	65,496
Societe Generale	USD	3,983,084	CZK	80,060,000	06/20/14	(10,761)
Societe Generale	USD	2,658,598	HUF	602,954,550	06/20/14	53,896
Societe Generale	USD	3,188,789	HUF	710,340,000	06/20/14	6,797

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,107,761

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	27

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Foreign Currency Abbreviations:

BRL - Brazilian Real

CLP - Chilean Peso

CZK - Czech Koruna

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes which are an integral part of the quarterly report.

28	Emerging Markets Fund

SSgA

Emerging Markets Fund

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$4,302,891	$—	$—	$4,302,891	0.5
Bermuda	5,975,469	—	—	5,975,469	0.7
Brazil	70,072,915	—	—	70,072,915	8.3
Cayman Islands	33,723,770	—	—	33,723,770	4.0
China	102,255,298	—	—	102,255,298	12.1
Czech Republic	11,541,452	—	—	11,541,452	1.4
Egypt	—	— **	—	— **	0.0	***
Greece	9,542,283	—	—	9,542,283	1.1
Hong Kong	27,130,410	—	—	27,130,410	3.2
Hungary	2,314,089	—	—	2,314,089	0.3
India	67,107,479	—	—	67,107,479	7.9
Indonesia	22,873,726	—	—	22,873,726	2.7
Malaysia	15,455,485	—	—	15,455,485	1.8
Mexico	48,383,963	—	—	48,383,963	5.7
Peru	1,512,748	—	—	1,512,748	0.2
Philippines	16,656,137	—	—	16,656,137	2.0
Poland	26,635,711	—	—	26,635,711	3.2
Qatar	6,352,050	—	—	6,352,050	0.7
Russia	28,312,297	—	—	28,312,297	3.4
South Africa	49,433,771	—	—	49,433,771	5.9
South Korea	145,433,058	—	—	145,433,058	17.2
Taiwan	103,523,999	—	—	103,523,999	12.3
Thailand	3,511,834	—	—	3,511,834	0.4
Turkey	1	—	—	1	0.0	***
United Arab Emirates	6,484,419	—	—	6,484,419	0.8
Preferred Stocks
Brazil	6,750,595	—	—	6,750,595	0.8
Russia	2,955,754	—	—	2,955,754	0.3
South Korea	9,180,873	—	—	9,180,873	1.1
Short-Term Investments	100	33,433,838	—	33,433,938	4.0

Total Investments	$827,422,577	$33,433,838	$—	$860,856,415	102.0

Other Assets and Liabilities, Net					(2.0)

					100.0

Assets:
Other Financial Instruments****
Foreign Currency Exchange Contracts	$—	$4,379,539	$—	$4,379,539	0.5
Futures Contracts	572,635	—	—	572,635	0.1

Total Other Financial Instruments	$572,635	$4,379,539	$—	$4,952,174	0.6

Liabilities:
Other Financial Instruments****
Foreign Currency Exchange Contracts	$—	$(1,271,778)	$—	$(1,271,778)	(0.2)
Futures Contracts	(8,193)	—	—	(8,193)	(0.0	)***

Total Other Financial Instruments	$(8,193)	$(1,271,778)	$—	$(1,279,971)	(0.2)

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2014.
**	Fund held a Level 2 security that was valued at $0 at May 31, 2014.
***	Less than 0.05% of net assets.
****	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	29

SSgA

International Stock Selection Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.0%
Australia - 5.7%
Amcor, Ltd.	284,297	2,807,204
Dexus Property Group (a)	3,045,071	3,159,793
GPT Group (a)	1,022,592	3,711,533
Leighton Holdings, Ltd. (b)	100,297	1,888,296
Primary Health Care, Ltd.	900,320	3,745,335
Woolworths, Ltd.	209,230	7,307,837

		22,619,998

Belgium - 0.9%
Anheuser-Busch InBev NV	32,889	3,609,476

Cayman Islands - 0.4%
MGM China Holdings, Ltd.	455,200	1,585,254

Denmark - 2.4%
Carlsberg A/S (Class B)	20,718	2,153,060
Novo Nordisk A/S (Class B)	43,049	1,822,521
Vestas Wind Systems A/S (c)	108,142	5,783,111

		9,758,692

France - 9.8%
BNP Paribas SA	106,659	7,468,798
Credit Agricole SA (b)	269,208	4,199,982
GDF Suez	76,568	2,138,095
Societe Generale SA	129,783	7,477,257
Total SA	45,384	3,184,820
UBISOFT Entertainment (c)	182,235	3,640,502
Valeo SA (b)	47,612	6,392,876
Vinci SA	60,825	4,502,208

		39,004,538

Germany - 7.4%
BASF SE	31,486	3,625,464
Bayer AG	41,802	6,045,832
Continental AG	19,962	4,719,783
Deutsche Telekom AG	519,647	8,730,498
Freenet AG	71,317	2,214,575
Merck KGaA	15,050	2,584,941
OSRAM Licht AG (c)	30,691	1,557,361

		29,478,454

Hong Kong - 3.4%
Cheung Kong Holdings, Ltd. (d)	394,000	7,038,482
Galaxy Entertainment Group, Ltd.	181,000	1,446,282
Sands China, Ltd.	676,400	4,929,298

		13,414,062

Ireland - 0.4%
Shire PLC	29,155	1,668,407

	Principal Amount ($) or Shares	Market Value $
Italy - 1.7%
ENI SpA	124,286	3,166,468
Mediobanca SpA (c)	177,113	1,774,522
Unipol Gruppo Finanziario SpA	300,292	1,808,478

		6,749,468

Japan - 20.4%
Asahi Group Holdings, Ltd.	52,700	1,485,229
Asahi Kasei Corp.	577,000	4,307,662
Bridgestone Corp.	50,400	1,819,945
Central Japan Railway Co.	49,200	6,514,892
Fuji Electric Co., Ltd.	561,000	2,463,330
Fuji Heavy Industries, Ltd.	243,200	6,438,350
FUJIFILM Holdings Corp.	233,700	6,033,041
Hoya Corp.	53,600	1,659,073
Kirin Holdings Co., Ltd.	129,300	1,827,728
MEIJI Holdings Co., Ltd.	30,800	1,939,371
Mitsubishi Electric Corp.	357,000	4,141,621
Mitsubishi Heavy Industries, Ltd.	334,000	1,945,599
Mitsubishi Materials Corp.	565,000	1,726,081
Mitsubishi Motors Corp.	288,600	2,937,030
Mitsubishi UFJ Financial Group, Inc.	1,233,500	6,942,981
Mizuho Financial Group, Inc.	2,925,800	5,690,652
Nippon Telegraph & Telephone Corp.	61,700	3,661,998
ORIX Corp.	286,400	4,540,762
Panasonic Corp.	237,700	2,552,123
Sekisui Chemical Co., Ltd.	191,000	2,065,727
Sumitomo Mitsui Financial Group, Inc.	173,801	7,008,380
Taiheiyo Cement Corp.	912,000	3,440,157

		81,141,732

Netherlands - 2.2%
Corio NV (a)	24,551	1,227,726
ING Groep NV (c)	532,690	7,461,051

		8,688,777

Norway - 0.7%
StatoilHydro ASA	85,768	2,628,464

Singapore - 1.6%
ComfortDelGro Corp., Ltd.	3,532,000	6,561,078

Spain - 5.0%
Amadeus IT Holding SA (Class A)	46,849	2,058,279
Gas Natural SDG SA	258,720	7,457,295
Iberdrola SA	878,651	6,322,833
Repsol SA	150,888	4,250,439

		20,088,846

30	International Stock Selection Fund

SSgA

International Stock Selection Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Sweden - 4.0%
Nordea Bank AB	497,188	7,333,003
Skandinaviska Enskilda Banken AB (Class A)	348,891	4,736,513
Swedbank AB (Class A)	54,799	1,457,595
Trelleborg AB (Class B)	115,063	2,510,340

		16,037,451

Switzerland - 9.4%
Givaudan SA (c)	806	1,321,282
Lonza Group AG (c)	19,200	2,063,652
Nestle SA	27,160	2,130,642
Novartis AG (d)	141,237	12,664,803
Roche Holding AG	42,831	12,602,980
Swiss Re AG (c)	76,626	6,815,478

		37,598,837

United Kingdom - 20.6%
3i Group PLC	229,084	1,658,454
AstraZeneca PLC	38,758	2,782,823
Aviva PLC	321,115	2,820,443
Berendsen PLC	252,435	4,205,924
BP PLC	524,053	4,418,437
British American Tobacco PLC	73,215	4,418,637
BT Group PLC	1,326,442	8,826,820
Direct Line Insurance Group PLC	1,420,908	6,032,907
Imperial Tobacco Group PLC	90,287	4,074,045
ITV PLC	1,892,288	5,775,940
Lloyds Banking Group PLC (c)	2,960,582	3,863,821
Mondi PLC	333,891	5,994,041
Next PLC	25,964	2,889,783
Rio Tinto PLC	148,544	7,611,601
Royal Dutch Shell PLC (Class A)	193,764	7,616,254
Royal Dutch Shell PLC (Class B)	144,096	5,881,341
Unilever PLC	68,305	3,068,406

		81,939,677

Total Common Stocks (cost $315,949,990)		382,573,211

Preferred Stock - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA (cost $1,807,466)	21,203	2,448,940

Short-Term Investments - 2.0%
United States - 2.0%
SSgA Prime Money Market Fund 0.20% (d)(e)(f)	4,606,667	4,606,667

	Principal Amount ($) or Shares	Market Value $
State Street Navigator Securities Lending Prime Portfolio (e)(g)	3,453,200	3,453,200

Total Short-Term Investments (cost $8,059,867)		8,059,867

Total Investments - 98.6% (identified cost $325,817,323)		393,082,018

Other Assets and Liabilities, Net - 1.4%		5,470,373

Net Assets - 100.0%		398,552,391

Footnotes:

(a)	Real Estate Investment Trust (REIT)
(b)	All or a portion of the shares of this security are on loan.
(c)	Non-income producing security
(d)	All or a portion of the shares of these securities are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned

Abbreviations:

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	10.9	43,552,391
Consumer Staples	8.0	32,014,431
Energy	7.8	31,146,223
Financials	26.2	104,228,611
Health Care	11.5	45,981,294
Industrials	10.6	42,073,760
Information Technology	3.4	13,390,895
Materials	7.7	30,833,492
Telecommunication Services	5.9	23,433,891
Utilities	4.0	15,918,223
Preferred Stock
Consumer Staples	0.6	2,448,940
Short-Term Investments	2.0	8,059,867

Total Investments	98.6	393,082,018
Other Assets & Liabilities	1.4	5,470,373

	100.0	398,552,391

See accompanying notes which are an integral part of the quarterly report.

International Stock Selection Fund	31

SSgA

International Stock Selection Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount $		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
MSCI EAFE E-Mini Index Futures	100	USD	9,793,500	06/14	238,892

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					238,892

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$22,619,998	$—	$—	$22,619,998	5.7
Belgium	3,609,476	—	—	3,609,476	0.9
Cayman Islands	1,585,254	—	—	1,585,254	0.4
Denmark	9,758,692	—	—	9,758,692	2.4
France	39,004,538	—	—	39,004,538	9.8
Germany	29,478,454	—	—	29,478,454	7.4
Hong Kong	13,414,062	—	—	13,414,062	3.4
Ireland	1,668,407	—	—	1,668,407	0.4
Italy	6,749,468	—	—	6,749,468	1.7
Japan	81,141,732	—	—	81,141,732	20.4
Netherlands	8,688,777	—	—	8,688,777	2.2
Norway	2,628,464	—	—	2,628,464	0.7
Singapore	6,561,078	—	—	6,561,078	1.6
Spain	20,088,846	—	—	20,088,846	5.0
Sweden	16,037,451	—	—	16,037,451	4.0
Switzerland	37,598,837	—	—	37,598,837	9.4
United Kingdom	81,939,677	—	—	81,939,677	20.6
Preferred Stock
Germany	2,448,940	—	—	2,448,940	0.6
Short-Term Investments	4,606,667	3,453,200	—	8,059,867	2.0

Total Investments	389,628,818	3,453,200	—	393,082,018	98.6

Other Assets and Liabilities, Net					1.4

					100.0

Other Financial instruments**
Futures Contracts	$238,892	$—	$—	$238,892	0.1

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2014.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

32	International Stock Selection Fund

SSgA

High Yield Bond Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 96.5%
Corporate Bonds and Notes - 80.1%
24 Hour Holdings III LLC 8.000%, due 06/01/22 (a)	75,000	74,906
ACE Cash Express, Inc. 11.000%, due 02/01/19 (a)	300,000	240,000
Activision Blizzard, Inc. 5.625%, due 09/15/21 (a)	188,000	202,570
AES Corp. 3.227%, due 06/01/19 (b)	250,000	252,188
Ahern Rentals, Inc. 9.500%, due 06/15/18 (a)	350,000	387,625
Alcatel-Lucent USA, Inc.
4.625%, due 07/01/17 (a)	72,000	73,980
6.750%, due 11/15/20 (a)	250,000	265,625
Alere, Inc. 6.500%, due 06/15/20	400,000	421,000
Alliance One International, Inc. 9.875%, due 07/15/21	275,000	280,500
Allison Transmission, Inc. 7.125%, due 05/15/19 (a)	350,000	375,375
Ally Financial, Inc. 4.750%, due 09/10/18	300,000	318,750
Alphabet Holding Co., Inc. PIK 7.750%, due 11/01/17	333,000	343,823
American Axle & Manufacturing, Inc. 5.125%, due 02/15/19	250,000	262,500
Antero Resources Corp. 5.125%, due 12/01/22 (a)	200,000	205,500
Antero Resources Finance Corp. 6.000%, due 12/01/20	615,000	657,281
APX Group, Inc. 6.375%, due 12/01/19	400,000	410,000
ArcelorMittal 10.350%, due 06/01/19	1,350,000	1,711,125
Artesyn Escrow, Inc. 9.750%, due 10/15/20 (a)	325,000	303,875
Ashtead Capital, Inc. 6.500%, due 07/15/22 (a)	525,000	572,250
Athlon Holdings LP/Athlon Finance Corp. 6.000%, due 05/01/22 (a)	470,000	480,575
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625%, due 10/01/20	550,000	583,000
Audatex North America, Inc. 6.000%, due 06/15/21 (a)	440,000	468,600
Beverages & More, Inc. 10.000%, due 11/15/18 (a)	125,000	128,125
BI-LO LLC/BI-LO Finance Corp. 9.250%, due 02/15/19 (a)	550,000	594,000

	Principal Amount ($) or Shares	Market Value $
BI-LO LLC/BI-LO Finance Corp. PIK 8.625%, due 09/15/18 (a)	600,000	612,000
Biomet, Inc. 6.500%, due 08/01/20	398,000	431,830
Blackboard, Inc. 7.750%, due 11/15/19 (a)	450,000	472,500
BlueLine Rental Finance Corp. 7.000%, due 02/01/19 (a)	250,000	267,500
BMC Software Finance, Inc. 8.125%, due 07/15/21 (a)	465,000	489,412
BOE Intermediate Holding Corp. PIK 9.000%, due 11/01/17 (a)	548,234	572,905
BOE Merger Corp. PIK 9.500%, due 11/01/17 (a)	550,000	578,875
Burlington Coat Factory Warehouse Corp. 10.000%, due 02/15/19	250,000	274,063
Burlington Holdings LLC/Burlington Holding Finance, Inc. PIK 9.000%, due 02/15/18 (a)	121,000	124,026
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625%, due 08/01/20	475,000	549,219
Capella Healthcare, Inc. 9.250%, due 07/01/17	200,000	209,750
Case New Holland, Inc. 7.875%, due 12/01/17	400,000	470,000
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625%, due 02/15/24 (a)	400,000	411,000
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250%, due 10/30/17	750,000	794,062
Century Communities, Inc. 6.875%, due 05/15/22 (a)	165,000	167,888
Century Intermediate Holding Co. 2 PIK 9.750%, due 02/15/19 (a)	290,000	309,575
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375%, due 09/15/20 (a)	550,000	583,000
Chaparral Energy, Inc.
9.875%, due 10/01/20	250,000	282,500
8.250%, due 09/01/21	125,000	136,563
Chesapeake Energy Corp. 5.375%, due 06/15/21	1,087,000	1,157,655

High Yield Bond Fund	33

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Chinos Intermediate Holdings A, Inc. PIK 7.750%, due 05/01/19 (a)	420,000	432,600
Chrysler Group LLC/CG Co-Issuer, Inc. 8.250%, due 06/15/21	205,000	233,700
CHS/Community Health Systems, Inc. 8.000%, due 11/15/19	500,000	548,750
Churchill Downs, Inc. 5.375%, due 12/15/21 (a)	300,000	307,500
CIT Group, Inc.
5.000%, due 05/15/17	550,000	587,812
3.875%, due 02/19/19	230,000	232,588
Citigroup, Inc. Series D 5.350%, due 05/15/23 (b)(c)	350,000	334,250
Clayton Williams Energy, Inc. 7.750%, due 04/01/19	325,000	345,313
Clear Channel Communications, Inc. 5.500%, due 09/15/14	250,000	253,525
Clear Channel Worldwide Holdings, Inc. Series A 7.625%, due 03/15/20	125,000	133,750
CNH Capital LLC 6.250%, due 11/01/16	350,000	382,375
CONSOL Energy, Inc. 5.875%, due 04/15/22 (a)	500,000	518,750
Continental Rubber of America Corp. 4.500%, due 09/15/19 (a)	153,000	162,180
CVR Refining LLC/Coffeyville Finance, Inc. 6.500%, due 11/01/22	550,000	578,187
Delta Air Lines 2007-1 Class C Pass Through Trust 8.954%, due 08/10/14	170,474	173,031
Deluxe Corp. 7.000%, due 03/15/19	300,000	321,000
Diamond Foods, Inc. 7.000%, due 03/15/19 (a)	400,000	417,000
Diamondback Energy, Inc. 7.625%, due 10/01/21 (a)	300,000	327,000
DISH DBS Corp. 5.125%, due 05/01/20	500,000	525,000
Dole Food Co., Inc. 7.250%, due 05/01/19 (a)	300,000	303,750
Dynacast International LLC/Dynacast Finance, Inc. 9.250%, due 07/15/19	375,000	414,375

	Principal Amount ($) or Shares	Market Value $
Endeavor Energy Resources LP/EER Finance, Inc. 7.000%, due 08/15/21 (a)	230,000	243,225
Energy XXI Gulf Coast, Inc. 7.500%, due 12/15/21	583,000	619,437
EnergySolutions, Inc./EnergySolutions LLC 10.750%, due 08/15/18	375,000	401,775
Entegris, Inc. 6.000%, due 04/01/22 (a)	135,000	135,675
EP Energy LLC/EP Energy Finance, Inc. 9.375%, due 05/01/20	313,000	359,559
EP Energy LLC/Everest Acquisition Finance, Inc. 7.750%, due 09/01/22	275,000	308,344
Felcor Lodging LP 6.750%, due 06/01/19	505,000	537,825
Ferrellgas LP/Ferrellgas Finance Corp. 6.750%, due 01/15/22 (a)	300,000	312,750
FGI Operating Co. LLC/FGI Finance, Inc. 7.875%, due 05/01/20	300,000	319,500
First Data Corp.
6.750%, due 11/01/20 (a)	575,000	617,406
11.250%, due 01/15/21	525,000	603,750
Florida East Coast Holdings Corp. 9.750%, due 05/01/20 (a)	300,000	312,750
FMG Resources August 2006 Pty Ltd. 6.875%, due 04/01/22 (a)	500,000	527,500
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	130,000	147,550
6.500%, due 09/15/18 (a)	325,000	367,656
Frontier Communications Corp.
9.250%, due 07/01/21	250,000	295,625
7.125%, due 01/15/23	550,000	569,250
FTS International, Inc. 6.250%, due 05/01/22 (a)	325,000	331,500
General Motors Co. 3.500%, due 10/02/18 (a)	194,000	198,850
General Motors Financial Co., Inc.
3.250%, due 05/15/18	475,000	482,125
6.750%, due 06/01/18	275,000	313,156
4.250%, due 05/15/23	400,000	396,500
Gentiva Health Services, Inc. 11.500%, due 09/01/18	350,000	375,813
Genworth Financial, Inc. 6.150%, due 11/15/66 (b)	400,000	377,000
Group 1 Automotive, Inc. 5.000%, due 06/01/22 (a)	250,000	251,250

34	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Guitar Center, Inc. 6.500%, due 04/15/19 (a)	270,000	260,213
Halcon Resources Corp. 8.875%, due 05/15/21	830,000	883,950
HCA, Inc.
3.750%, due 03/15/19	615,000	625,762
HD Supply, Inc. 7.500%, due 07/15/20	300,000	325,500
Hearthside Group Holdings LLC/Hearthside Finance Co. 6.500%, due 05/01/22 (a)	340,000	342,550
Hercules Offshore, Inc. 7.500%, due 10/01/21 (a)	360,000	362,700
Hexion US Finance Corp. 6.625%, due 04/15/20	561,000	590,452
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.000%, due 08/01/20	500,000	537,500
Interline Brands, Inc. PIK 10.000%, due 11/15/18	500,000	540,000
International Lease Finance Corp.
6.250%, due 05/15/19	275,000	305,594
8.250%, due 12/15/20	350,000	423,937
j2 Global, Inc. 8.000%, due 08/01/20	500,000	542,500
Kenan Advantage Group, Inc. (The) 8.375%, due 12/15/18 (a)	300,000	321,000
Laredo Petroleum, Inc. 5.625%, due 01/15/22	550,000	563,750
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.625%, due 12/01/21	400,000	406,000
Lennar Corp. 4.500%, due 06/15/19	560,000	568,400
Level 3 Communications, Inc. 8.875%, due 06/01/19	250,000	273,750
Level 3 Financing, Inc.
8.625%, due 07/15/20	250,000	280,625
6.125%, due 01/15/21 (a)	300,000	317,250
Linn Energy LLC/Linn Energy Finance Corp. 7.250%, due 11/01/19 (a)	250,000	262,500
Live Nation Entertainment, Inc. 5.375%, due 06/15/22 (a)	300,000	302,250
Magnachip Semiconductor Corp. 6.625%, due 07/15/21	450,000	442,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250%, due 06/15/22	406,000	438,480
McClatchy Co. (The) 9.000%, due 12/15/22	505,000	577,594

	Principal Amount ($) or Shares	Market Value $
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, due 05/15/19 (a)	400,000	441,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 5.500%, due 04/15/21 (a)	485,000	491,062
Memorial Production Partners LP/Memorial Production Finance Corp. 7.625%, due 05/01/21	334,000	345,690
MGM Resorts International
6.750%, due 10/01/20	550,000	609,812
6.625%, due 12/15/21	655,000	728,687
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK 7.500%, due 08/01/18 (a)	484,000	496,100
Monitronics International, Inc. 9.125%, due 04/01/20	500,000	532,500
MPH Acquisition Holdings LLC 6.625%, due 04/01/22 (a)	458,000	475,175
MPT Operating Partnership LP/MPT Finance Corp. 5.500%, due 05/01/24	500,000	513,125
Murray Energy Corp. 8.625%, due 06/15/21 (a)	500,000	545,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. 5.000%, due 08/01/18 (a)	875,000	910,000
NCR Corp. 5.875%, due 12/15/21 (a)	300,000	316,500
Neiman Marcus Group LTD, Inc. PIK 8.750%, due 10/15/21 (a)	329,000	362,723
NES Rentals Holdings, Inc. 7.875%, due 05/01/18 (a)	325,000	344,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.875%, due 03/15/22 (a)	300,000	319,500
Newfield Exploration Co. 5.750%, due 01/30/22	650,000	705,250
Nexstar Broadcasting, Inc. 6.875%, due 11/15/20	231,000	246,593
NRG Energy, Inc. 7.625%, due 01/15/18	500,000	570,625
Nuveen Investments, Inc.
5.500%, due 09/15/15	375,000	387,188
9.125%, due 10/15/17 (a)	250,000	271,250
Parsley Energy LLC/Parsley Finance Corp. 7.500%, due 02/15/22 (a)	303,000	320,423

High Yield Bond Fund	35

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Penn National Gaming, Inc. 5.875%, due 11/01/21 (a)	450,000	428,625
Pittsburgh Glass Works LLC 8.000%, due 11/15/18 (a)	318,000	347,415
Plastipak Holdings, Inc. 6.500%, due 10/01/21 (a)	450,000	472,500
Post Holdings, Inc. 6.000%, due 12/15/22 (a)	345,000	348,019
PQ Corp. 8.750%, due 05/01/18 (a)	550,000	600,187
Provident Funding Associates LP/PFG Finance Corp. 6.750%, due 06/15/21 (a)	233,000	236,495
Quiksilver, Inc./QS Wholesale, Inc. 7.875%, due 08/01/18 (a)	300,000	325,500
Realogy Group LLC/Realogy Co-Issuer Corp. 4.500%, due 04/15/19 (a)	405,000	406,012
Revlon Consumer Products Corp. 5.750%, due 02/15/21	525,000	532,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
9.875%, due 08/15/19	920,000	1,013,150
6.875%, due 02/15/21	340,000	366,350
RHP Hotel Properties LP/RHP Finance Corp. 5.000%, due 04/15/21	650,000	648,375
Rice Energy, Inc. 6.250%, due 05/01/22 (a)	310,000	312,713
Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	550,000	564,437
Rosetta Resources, Inc. 5.875%, due 06/01/24	400,000	407,000
Roundy’s Supermarkets, Inc. 10.250%, due 12/15/20 (a)	500,000	527,500
RR Donnelley & Sons Co. 7.875%, due 03/15/21	675,000	774,562
Ruby Tuesday, Inc. 7.625%, due 05/15/20	300,000	299,250
Sabre, Inc. 8.500%, due 05/15/19 (a)	300,000	334,140
Sanchez Energy Corp. 7.750%, due 06/15/21 (a)	300,000	321,000
SandRidge Energy, Inc. 8.125%, due 10/15/22	500,000	542,500
SBA Communications Corp. 5.625%, due 10/01/19	275,000	290,469
ServiceMaster Co. 7.000%, due 08/15/20	531,000	560,205
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.375%, due 05/01/22 (a)	500,000	505,000

	Principal Amount ($) or Shares	Market Value $
Sinclair Television Group, Inc. 6.375%, due 11/01/21	525,000	548,625
SLM Corp. MTN 8.000%, due 03/25/20	1,305,000	1,507,275
Spirit AeroSystems, Inc. 5.250%, due 03/15/22 (a)	250,000	254,375
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875%, due 08/01/20 (a)	250,000	278,125
Sprint Corp. 7.250%, due 09/15/21 (a)	1,200,000	1,329,000
Sprint Nextel Corp. 7.000%, due 03/01/20 (a)	550,000	633,875
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375%, due 02/01/20 (a)	350,000	372,750
Sungard Availability Services Capital, Inc. 8.750%, due 04/01/22 (a)	400,000	373,000
SunGard Data Systems, Inc. 6.625%, due 11/01/19	550,000	581,625
SUPERVALU, Inc. 6.750%, due 06/01/21	500,000	508,750
T-Mobile USA, Inc.
5.250%, due 09/01/18	185,000	194,250
6.250%, due 04/01/21	365,000	387,813
6.633%, due 04/28/21	633,000	682,057
Taminco Global Chemical Corp. 9.750%, due 03/31/20 (a)	485,000	544,412
Tenet Healthcare Corp.
5.000%, due 03/01/19 (a)	505,000	515,100
8.125%, due 04/01/22	526,000	598,325
Tenneco, Inc. 7.750%, due 08/15/18	250,000	262,188
Textron Financial Corp. 6.000%, due 02/15/67 (a)(b)	350,000	308,000
The Goodyear Tire & Rubber Co. 6.500%, due 03/01/21	550,000	599,500
The Sun Products Corp. 7.750%, due 03/15/21 (a)	200,000	164,500
TRAC Intermodal LLC/TRAC Intermodal Corp. 11.000%, due 08/15/19	305,000	348,463
TransDigm, Inc. 7.750%, due 12/15/18	475,000	510,625
United Rentals North America, Inc.
7.375%, due 05/15/20	200,000	223,000
8.375%, due 09/15/20	250,000	276,250
6.125%, due 06/15/23	590,000	634,250
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	856,000	937,320

36	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Vanguard Natural Resources LLC/VNR Finance Corp. 7.875%, due 04/01/20	275,000	297,000
Viasystems, Inc. 7.875%, due 05/01/19 (a)	450,000	475,875
Virgin Media Finance PLC 6.375%, due 04/15/23 (a)	525,000	553,875
WCI Communities, Inc. 6.875%, due 08/15/21 (a)	350,000	359,625
WellCare Health Plans, Inc. 5.750%, due 11/15/20	240,000	255,600
WESCO Distribution, Inc. 5.375%, due 12/15/21 (a)	455,000	466,375
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.250%, due 07/15/19	500,000	561,250
Wyle Services Corp. 10.500%, due 04/01/18 (a)	200,000	211,360
Zayo Group LLC/Zayo Capital, Inc. 8.125%, due 01/01/20	302,000	329,935

		84,121,415

International Debt - 16.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 2.750%, due 05/15/17 (a)	399,000	401,494
Altice Financing SA 6.500%, due 01/15/22 (a)	200,000	211,000
Altice Finco SA 8.125%, due 01/15/24 (a)	350,000	379,750
Altice SA 7.750%, due 05/15/22 (a)	200,000	210,250
Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (a)	250,000	276,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.250%, due 01/31/19 (a)	130,000	134,550
6.750%, due 01/31/21 (a)	300,000	312,750
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.000%, due 11/15/20 (a)	35,294	36,706
AuRico Gold, Inc. 7.750%, due 04/01/20 (a)	300,000	294,750
BAYTEX ENERGY Corp. 5.125%, due 06/01/21	650,000	658,125
Capsugel SA PIK 7.000%, due 05/15/19 (a)	350,000	359,625
CEVA Group PLC 7.000%, due 03/01/21 (a)	535,000	544,362
Columbus International, Inc. 7.375%, due 03/30/21 (a)	300,000	317,625

	Principal Amount ($) or Shares	Market Value $
Commerzbank AG 8.125%, due 09/19/23 (a)	200,000	239,267
Constellium NV 5.750%, due 05/15/24 (a)	600,000	618,750
Digicel Group, Ltd. 8.250%, due 09/30/20 (a)	350,000	377,125
EnQuest PLC 7.000%, due 04/15/22 (a)	355,000	367,425
Exopack Holdings SA 7.875%, due 11/01/19 (a)	300,000	319,500
Fly Leasing, Ltd. 6.750%, due 12/15/20	600,000	631,500
FMG Resources August 2006 Pty Ltd. 8.250%, due 11/01/19 (a)	350,000	380,625
Global Ship Lease, Inc. 10.000%, due 04/01/19 (a)	325,000	345,313
HBOS PLC 6.750%, due 05/21/18 (a)	500,000	577,112
Imperial Metals Corp. 7.000%, due 03/15/19 (a)	245,000	249,900
INEOS Group Holdings SA
6.125%, due 08/15/18 (a)	550,000	569,250
5.875%, due 02/15/19 (a)	360,000	366,750
Inmarsat Finance PLC 4.875%, due 05/15/22 (a)	440,000	444,400
Intelsat Luxembourg SA 7.750%, due 06/01/21	188,000	199,280
JLL/Delta Dutch Newco BV 7.500%, due 02/01/22 (a)	360,000	369,000
Kodiak Oil & Gas Corp. 5.500%, due 02/01/22	650,000	664,625
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. 7.250%, due 05/01/22 (a)	315,000	324,056
NCL Corp., Ltd. 5.000%, due 02/15/18	620,000	640,150
Numericable Group SA 4.875%, due 05/15/19 (a)	200,000	204,000
Perstorp Holding AB 11.000%, due 08/15/17 (a)	600,000	642,000
Royal Bank of Scotland Group PLC Series U 7.640%, due 09/30/17 (b)(c)	500,000	530,000
Sable International Finance, Ltd. 8.750%, due 02/01/20 (a)	635,000	711,200
Schaeffler Finance BV 4.750%, due 05/15/21 (a)	438,000	447,855
Schaeffler Holding Finance BV PIK 6.875%, due 08/15/18 (a)	200,000	211,250

High Yield Bond Fund	37

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Seven Seas Cruises S de RL LLC 9.125%, due 05/15/19	225,000	246,656
Silver II Borrower/Silver II US Holdings LLC 7.750%, due 12/15/20 (a)	375,000	404,063
SPCM SA 6.000%, due 01/15/22 (a)	391,000	414,460
Stackpole International Intermediate/Stackpole International Powder / Stackpl 7.750%, due 10/15/21 (a)	325,000	339,625
Tullow Oil PLC 6.250%, due 04/15/22 (a)	450,000	464,625
UPCB Finance VI Ltd. 6.875%, due 01/15/22 (a)	500,000	545,000
VTR Finance BV 6.875%, due 01/15/24 (a)	250,000	265,001

		17,247,625

Total Long-Term Investments (cost $96,091,840)		101,369,040

Short-Term Investment - 3.1%
SSgA Prime Money Market Fund 0.20% (d)(e) (cost $3,286,731)	3,286,731	3,286,731

Total Investments - 99.6% (identified cost $99,378,571)		104,655,771

Other Assets and Liabilities, Net - 0.4%		460,139

Net Assets - 100.0%		105,115,910

Footnotes:

(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Variable rate security — Rate shown is rate in effect at May 31, 2014. Maturity date shown is the final maturity.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(e)	The rate shown is the annualized seven-day yield at period end.

Abbreviations:

MTN - Medium Term Notes

PIK - Pay In Kind

PLC - Public Limited Company

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$84,121,415	$—	$84,121,415	80.1
International Debt	—	17,247,625	—	17,247,625	16.4
Short-Term Investment	3,286,731	—	—	3,286,731	3.1

Total Investments	$3,286,731	$101,369,040	$—	$104,655,771	99.6

Other Assets and Liabilities, Net					0.4

					100.0

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2014.

See accompanying notes which are an integral part of the quarterly report.

38	High Yield Bond Fund

SSgA Funds

Notes to Quarterly Report — May 31, 2014 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, composed of 12 investment portfolios that were in operation as of May 31, 2014. This Quarterly Report reports on seven funds: the SSgA Dynamic Small Cap Fund, SSgA Clarion Real Estate Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and SSgA High Yield Bond Fund (each a “Fund” and collectively referred to as the “Funds”), each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Select Class shares of the Emerging Markets Fund, which were first offered on November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Quarterly Report	39

SSgA Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable Fund when the Investment Company deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

40	Notes to Quarterly Report

SSgA Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended May 31, 2014 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Federal Income Taxes

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at May 31, 2014 was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dynamic Small Cap Fund	$25,986,965	$3,259,815	$433,312	$2,826,503
Clarion Real Estate Fund	$30,329,400	$17,891,107	$1,157	$17,889,950
IAM SHARES Fund	$143,989,783	$111,395,515	$10,218,309	$101,177,206
Enhanced Small Cap Fund	$24,464,607	$7,298,261	$1,067,387	$6,230,874
Emerging Markets Fund	$630,054,917	$250,795,712	$19,994,214	$230,801,498
International Stock Selection Fund	$325,817,323	$70,654,436	$3,389,741	$67,264,695
High Yield Bond Fund	$99,378,571	$5,428,011	$150,811	$5,277,200

Notes to Quarterly Report	41

SSgA Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of any fund that holds securities denominated in non-U.S. dollars are translated into U.S. dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

These Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

High Yield Securities

The High Yield Bond Fund may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. These investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan anticipation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in

42	Notes to Quarterly Report

SSgA Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments categorized by risk exposure for the period ended May 31, 2014 were as follows:

		IAM SHARES Fund	Enhanced Small Cap Fund
		Equity Contracts	Equity Contracts

Asset Derivatives(1)
Futures contracts		$75,982	$—

Liability Derivatives(1)
Futures contracts		$—	$1,248

	Emerging Markets Fund		International Stock Selection Fund
	Equity Contracts	Foreign Currency Contracts*	Equity Contracts

Asset Derivatives(1)
Futures contracts	$572,635	$—	$238,892
Foreign currency-related transactions	—	4,379,539	—

Liability Derivatives(1)
Futures contracts	$8,193	$—	$—
Foreign currency-related transactions	—	1,271,778	—

*	Includes only forward foreign currency-related transactions.
(1)	Schedule of Investments: Cumulative unrealized appreciation/depreciation of futures contracts.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time these Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

These Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or, to the extent permitted by the investment objective, restrictions and policies set forth in a Fund’s Prospectus and Statement of Additional Information, to effect investment transactions to generate returns consistent with the Funds’ investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Notes to Quarterly Report	43

SSgA Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

For the period ended May 31, 2014, the following Fund entered into forward foreign currency exchange contracts primarily for the strategy listed below:

Fund	Strategy
SSgA Emerging Markets Fund	Foreign currency exposure management

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used.

Certain Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended May 31, 2014, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
IAM SHARES Fund	Equitize cash and cash equivalents
Enhanced Small Cap Fund	Equitize cash
Emerging Markets Fund	Return enhancement, hedging and exposing cash reserves to markets
International Stock Selection Fund	Exposing cash reserves to markets
High Yield Bond Fund	Hedging duration

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. The maximum potential amount the Fund may pay should a negative credit event take place is defined under the terms of the agreement.

44	Notes to Quarterly Report

SSgA Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended May 31, 2014, the following Fund entered into credit default swaps primarily for the strategy listed below:

Fund	Strategy
SSgA High Yield Bond Fund	Market exposure

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment adviser deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Contractual Obligation/Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report	45

SSgA Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

3.	Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded by a lending Fund along with the related obligation to return the collateral. As of May 31, 2014, all such cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund affiliated with the Funds’ investment adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2014, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Dynamic Small Cap Fund	$3,998	Pool of U.S. Government Bonds
Clarion Real Estate Fund	$270,897	Pool of U.S. Government Bonds
IAM SHARES Fund	$121,452	Pool of U.S. and Foreign Government Bonds
International Stock Selection Fund	$3,657,614	Pool of U.S. and Foreign Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of May 31, 2014, $10,408,302 of the Central Fund’s net assets represents investments by these Funds.

Transactions with Affiliates

Each Fund may invest in the SSgA Prime Money Market Fund, a series of the Investment Company. Cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, for which SSgA FM serves as the investment adviser.

46	Notes to Quarterly Report

SSgA Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

Amounts related to investments in the SSgA Prime Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at May 31, 2014 and for the period then ended are:

SSgA Prime Money Market Fund	Value at 8/31/2013	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 5/31/2014	Income

Dynamic Small Cap Fund	$72,340	$7,688,370	$7,688,370	$7,548,835	$7,548,835	$211,875	$58
Clarion Real Estate Fund	201,242	7,373,532	7,373,532	7,213,946	7,213,946	360,828	30
IAM SHARES Fund	4,615,850	6,008,203	6,008,203	8,747,447	8,747,447	1,876,606	423
Enhanced Small Cap Fund	66,713	6,349,645	6,349,645	6,350,863	6,350,863	65,495	81
Emerging Markets Fund	4,394,439	148,254,798	148,254,798	152,649,137	152,649,137	100	507
International Stock Selection Fund	1,033,154	29,991,487	29,991,487	26,417,974	26,417,974	4,606,667	64
High Yield Bond Fund	495,506	75,197,130	75,197,130	72,405,905	72,405,905	3,286,731	839

State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/2013	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 5/31/2014	Income
Dynamic Small Cap Fund	$5,985,490	$23,389,023	$23,389,023	$23,672,887	$23,672,887	$5,701,626	$13,089
Clarion Real Estate Fund	2,616,284	62,721,121	62,721,121	64,367,653	64,367,653	969,752	7,062
IAM SHARES Fund	6,293,286	55,179,444	55,179,444	55,948,385	55,948,385	5,524,345	19,165
Emerging Markets Fund	67,817,030	139,544,676	139,544,676	173,927,868	173,927,868	33,433,838	132,341
International Stock Selection Fund	9,152,529	136,476,768	136,476,768	142,176,097	142,176,097	3,453,200	168,411

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

Notes to Quarterly Report	47

SSgA Funds

Shareholder Requests for Additional Information — May 31, 2014 (Unaudited)

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling (800) 647-7327 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at ww.sec.gov, and on the Funds’ website at www.sssgafunds.com.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

48	Shareholder Requests for Additional Information

INSTITUTIONAL MONEY MARKET FUNDS

U.S. Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

May 31, 2014

SSgA Funds

Institutional Money Market Funds

Quarterly Report

May 31, 2014 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Treasury Debt - 56.8%
U.S. Treasury Bill	250,000,000	0.053	06/05/14	249,998,542
U.S. Treasury Bill	100,000,000	0.105	06/05/14	99,998,833
U.S. Treasury Bill	120,000,000	0.025	06/12/14	119,999,083
U.S. Treasury Bill	105,000,000	0.026	06/12/14	104,999,166
U.S. Treasury Bill	124,000,000	0.053	06/12/14	123,998,011
U.S. Treasury Bill	76,000,000	0.055	06/12/14	75,998,723
U.S. Treasury Bill	75,000,000	0.098	06/12/14	74,997,766
U.S. Treasury Bill	22,000,000	0.028	06/19/14	21,999,698
U.S. Treasury Bill	78,000,000	0.030	06/19/14	77,998,830
U.S. Treasury Bill	300,000,000	0.053	06/19/14	299,992,125
U.S. Treasury Bill	100,000,000	0.090	06/19/14	99,995,500
U.S. Treasury Bill	42,000,000	0.035	06/26/14	41,998,979
U.S. Treasury Bill	58,000,000	0.036	06/26/14	57,998,550
U.S. Treasury Bill	84,000,000	0.051	06/26/14	83,997,010
U.S. Treasury Bill	316,000,000	0.053	06/26/14	315,988,479
U.S. Treasury Bill	375,000,000	0.043	07/03/14	374,985,833
U.S. Treasury Bill	125,000,000	0.045	07/03/14	124,995,000
U.S. Treasury Bill	400,000,000	0.035	07/17/14	399,982,111
U.S. Treasury Bill	300,000,000	0.033	07/24/14	299,985,646
U.S. Treasury Bill	111,000,000	0.105	08/14/14	110,976,043
U.S. Treasury Bill	39,000,000	0.110	08/14/14	38,991,182
U.S. Treasury Bill	100,000,000	0.028	08/21/14	99,993,813
U.S. Treasury Bill	275,000,000	0.073	08/21/14	274,955,141
U.S. Treasury Bill	125,000,000	0.078	08/21/14	124,978,203
U.S. Treasury Bill	100,000,000	0.035	08/28/14	99,991,444
U.S. Treasury Bill	400,000,000	0.078	08/28/14	399,924,221
U.S. Treasury Bill	100,000,000	0.078	09/04/14	99,979,548
U.S. Treasury Bill	50,000,000	0.085	09/11/14	49,987,958
U.S. Treasury Bill	100,000,000	0.083	09/18/14	99,975,021
U.S. Treasury Bill	140,000,000	0.080	09/25/14	139,963,912
U.S. Treasury Bill	50,000,000	0.055	11/28/14	49,986,250
U.S. Treasury Note	113,000,000	0.050	06/30/14	113,233,017
U.S. Treasury Note	125,000,000	0.070	06/30/14	125,017,979
U.S. Treasury Note	38,000,000	0.075	06/30/14	38,005,312
U.S. Treasury Note	45,000,000	0.050	07/31/14	45,191,989
U.S. Treasury Note	38,000,000	0.080	07/31/14	38,160,200
U.S. Treasury Note	200,000,000	0.051	09/30/14	200,131,654
U.S. Treasury Note (next reset date 06/02/14) (a)	52,000,000	0.070	01/31/16	51,978,035

Total Treasury Debt (amortized cost $5,251,328,807)				5,251,328,807

Total Investments - 56.8% (amortized cost $5,251,328,807)				5,251,328,807

Repurchase Agreements - 35.7%
Treasury Repurchase Agreements - 35.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $437,000,000 dated May 30, 2014 at 0.070% to be repurchased at $437,002,549 on June 2, 2014, collateralized by: $300,478,800 par various United States Government Treasury Obligations valued at $445,740,014.				437,000,000

U.S. Treasury Money Market Fund	1

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Value $
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $450,000,000 dated May 30, 2014 at 0.050% to be repurchased at $450,003,750 on June 5, 2014, collateralized by: $334,627,600 par various United States Government Treasury Obligations valued at $459,000,006.	450,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $212,000,000 dated May 30, 2014 at 0.070% to be repurchased at $212,001,237 on June 2, 2014, collateralized by: $198,475,100 par various United States Government Treasury Obligations valued at $216,240,112.	212,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $125,000,000 dated May 30, 2014 at 0.040% to be repurchased at $125,000,556 on June 3, 2014, collateralized by: $139,925,678 par various United States Government Treasury Obligations valued at $127,500,001.	125,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $374,000,000 dated May 30, 2014 at 0.060% to be repurchased at $374,001,870 on June 2, 2014, collateralized by: $365,717,300 par various United States Government Treasury Obligations valued at $381,590,073.	374,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $200,000,000 dated May 30, 2014 at 0.060% to be repurchased at $200,001,000 on June 2, 2014, collateralized by: $193,491,600 par various United States Government Treasury Obligations valued at $204,004,823.	200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $586,000,000 dated May 30, 2014 at 0.070% to be repurchased at $586,003,418 on June 2, 2014, collateralized by: $597,316,100 par various United States Government Treasury Obligations valued at $597,721,554.	586,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000,000 dated May 30, 2014 at 0.040% to be repurchased at $50,000,222 on June 3, 2014, collateralized by: $43,355,000 par various United States Government Treasury Obligations valued at $51,005,812.	50,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $400,000,000 dated May 30, 2014 at 0.050% to be repurchased at $400,003,333 on June 5, 2014, collateralized by: $427,436,519 par various United States Government Treasury Obligations valued at $408,004,227.	400,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $35,000,000 dated May 30, 2014 at 0.070% to be repurchased at $35,000,204 on June 2, 2014, collateralized by: $21,430,000 par various United States Government Treasury Obligations valued at $35,705,608.	35,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $38,000,000 dated May 30, 2014 at 0.070% to be repurchased at $38,000,222 on June 2, 2014, collateralized by: $32,952,800 par various United States Government Treasury Obligations valued at $38,760,048.	38,000,000

2	U.S. Treasury Money Market Fund

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Value $
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $110,000,000 dated May 30, 2014 at 0.070% to be repurchased at $110,000,642 on June 2, 2014, collateralized by: $114,213,726 par various United States Government Treasury Obligations valued at $112,200,001.	110,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $111,000,000 dated May 30, 2014 at 0.060% to be repurchased at $111,000,555 on June 2, 2014, collateralized by: $107,221,600 par various United States Government Treasury Obligations valued at $113,220,010.	111,000,000
Agreement with UBS Warburg and The Bank of New York Mellon Corp. (Tri-Party) of $175,000,000 dated May 30, 2014 at 0.060% to be repurchased at $175,000,875 on June 2, 2014, collateralized by: $175,728,400 par various United States Government Treasury Obligations valued at $178,500,074.	175,000,000

Total Treasury Repurchase Agreements (identified cost $3,303,000,000)	3,303,000,000

Total Investments and Repurchase Agreements - 92.5% (b) (cost $8,554,328,807) (c)	8,554,328,807

Other Assets and Liabilities, Net - 7.5%	692,581,380

Net Assets - 100.0%	9,246,910,187

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Variable rate security — Rate shown is rate in effect at May 31, 2014. Maturity date shown is the final maturity.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Quarterly Report).
(c)	The identified cost for Federal income tax purposes.

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

Categories	% of Net Assets
Treasury Debt	56.8
Repurchase Agreements	35.7

Total Investments and Repurchase Agreements	92.5
Other Assets and Liabilities, Net	7.5

100.0

See accompanying notes which are an integral part of the quarterly report.

U.S. Treasury Money Market Fund	3

SSgA

Prime Money Market Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 7.3%
Collateralized Commercial Paper Co. LLC (a)	100,000,000	0.244	06/05/14	99,997,333
Collateralized Commercial Paper Co. LLC	85,000,000	0.240	06/06/14	84,997,167
Northern Pines Funding LLC (a)	100,000,000	0.270	07/25/14	99,959,500
Northern Pines Funding LLC (a)	100,000,000	0.290	08/29/14	99,928,306

Total Asset Backed Commercial Paper (amortized cost $384,882,306)				384,882,306

Certificates of Deposit - 38.7%
Bank of Montreal (next reset date 06/18/14) (b)	100,000,000	0.251	11/14/14	100,000,000
Bank of Nova Scotia	50,000,000	0.180	08/29/14	50,000,000
Bank of Nova Scotia (next reset date 06/09/14) (b)	130,000,000	0.262	11/04/14	130,000,000
Bank of Nova Scotia (next reset date 06/10/14) (b)	50,000,000	0.220	02/05/15	50,000,000
Bank of Tokyo - Mitsubishi	75,000,000	0.210	07/14/14	75,000,000
Bank of Tokyo - Mitsubishi	100,000,000	0.210	08/25/14	100,000,000
Barclays Bank (next reset date 06/09/14) (b)	100,000,000	0.372	09/09/14	100,000,000
Barclays Bank (next reset date 06/09/14) (b)	50,000,000	0.371	10/03/14	50,000,000
BNP Paribas	60,000,000	0.250	08/08/14	60,000,000
Branch Bank & Trust	75,000,000	0.170	07/29/14	75,000,000
Canadian Imperial Bank of Commerce (next reset date 06/05/14) (b)	75,000,000	0.271	10/31/14	75,000,000
Credit Suisse	50,000,000	0.210	09/02/14	50,000,000
DnB Bank ASA	60,000,000	0.205	10/06/14	60,000,000
ING Bank NV	110,000,000	0.240	08/15/14	110,000,000
ING Bank NV	80,000,000	0.240	08/21/14	80,000,000
Rabobank Nederland NV	100,000,000	0.246	06/02/14	100,000,000
Skandinaviska Enskilda Banken AB (next reset date 06/03/14) (b)	100,000,000	0.251	10/03/14	100,000,000
Societe Generale	175,000,000	0.220	08/01/14	175,000,000
Sumitomo Mitsui Banking Corp.	40,000,000	0.220	08/25/14	40,000,000
Svenska Handelsbanken AB	45,000,000	0.170	08/12/14	45,000,450
Swedbank AB (next reset date 06/06/14) (b)	101,000,000	0.251	08/06/14	101,000,000
UBS AG	90,000,000	0.220	07/31/14	90,000,000
UBS AG (next reset date 06/10/14) (b)	90,000,000	0.250	10/14/14	90,000,000
Wells Fargo Bank NA (next reset date 07/08/14) (b)	28,000,000	0.230	04/08/15	28,000,000
Wells Fargo Bank NA (next reset date 07/22/14) (b)	50,000,000	0.228	04/22/15	50,000,000
Westpac Banking Corp. (next reset date 06/16/14) (b)	45,000,000	0.221	01/16/15	45,000,000
Westpac Banking Corp. (next reset date 07/24/14) (b)	20,000,000	0.239	04/24/15	20,000,000

Total Certificates of Deposit (amortized cost $2,049,000,450)				2,049,000,450

Financial Company Commercial Paper - 11.0%
Caisse des Depots et Consignations (a)	50,000,000	0.165	08/28/14	49,979,833
Caisse des Depots et Consignations (a)	45,000,000	0.170	09/22/14	44,975,987
Commonwealth Bank of Australia (a)	64,000,000	0.258	07/03/14	64,000,000
DnB Bank ASA (a)	60,000,000	0.215	08/18/14	59,972,050
General Electric Capital Corp.	20,000,000	0.200	10/09/14	19,985,556
Nordea Bank AB (a)	75,000,000	0.200	08/20/14	74,966,667
Nordea Bank AB (a)	100,000,000	0.180	09/02/14	99,953,500
Nordea Bank AB (a)	50,000,000	0.220	10/15/14	49,958,444
Skandinaviska Enskilda Banken AB (a)	50,000,000	0.230	10/16/14	49,956,236
Westpac Banking Corp. (next reset date 06/04/14) (a)(b)	30,000,000	0.221	03/04/15	29,999,227
Westpac Banking Corp. (next reset date 06/13/14) (a)(b)	40,000,000	0.222	01/13/15	40,000,000

Total Financial Company Commercial Paper (amortized cost $583,747,500)				583,747,500

4	Prime Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Other Notes - 17.1%
Bank of America NA	75,000,000	0.200	09/04/14	75,000,000
Credit Agricole Corporate & Investment Bank	85,440,000	0.080	06/02/14	85,440,000
JPMorgan Chase Bank NA (next reset date 06/09/14) (b)	60,000,000	0.354	06/05/15	60,000,000
JPMorgan Chase Bank NA (next reset date 07/22/14) (b)	35,000,000	0.348	06/22/15	35,000,000
Lloyds Bank PLC	200,000,000	0.060	06/02/14	200,000,000
Natixis	180,000,000	0.090	06/02/14	180,000,000
Northern Trust Co.	100,000,000	0.020	06/02/14	100,000,000
Royal Bank of Canada (next reset date 07/07/14) (a)(b)	35,000,000	0.280	06/05/15	35,000,000
Svenska Handelsbanken AB (next reset date 06/27/14) (a)(b)	40,000,000	0.280	11/26/14	40,000,000
Wells Fargo Bank NA (next reset date 06/10/14) (b)	35,000,000	0.285	06/10/15	35,000,000
Wells Fargo Bank NA (next reset date 06/20/14) (b)	58,000,000	0.319	06/19/15	58,000,000

Total Other Notes (amortized cost $903,440,000)				903,440,000

Total Investments - 74.1% (amortized cost $3,921,070,256)				3,921,070,256

Repurchase Agreements - 25.9%
Government Agency Repurchase Agreements - 1.9%
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 30, 2014 at 0.050% to be repurchased at $100,000,694 on June 4, 2014, collateralized by: $107,703,377 par various United States Government Mortgage Agency Obligations valued at $102,000,000. (identified cost $100,000,000)				100,000,000

Treasury Repurchase Agreements - 20.3%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $75,000,000 dated May 30, 2014 at 0.050% to be repurchased at $75,000,625 on June 5, 2014, collateralized by: $63,908,700 par various United States Government Treasury Obligations valued at $76,500,003.				75,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated May 30, 2014 at 0.070% to be repurchased at $25,000,146 on June 2, 2014, collateralized by: $30,230,477 par various United States Government Treasury Obligations valued at $25,500,093.				25,000,000
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $975,000,000 dated May 30, 2014 at 0.050% to be repurchased at $975,004,063 on June 2, 2014, collateralized by: $1,026,279,800 par various United States Government Treasury Obligations valued at $975,004,156.				975,000,000

Total Treasury Repurchase Agreements (identified cost $1,075,000,000)				1,075,000,000

Other Repurchase Agreements - 3.7%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $125,000,000 dated May 30, 2014 at 0.320% to be repurchased at $125,004,444 on June 3, 2014, collateralized by: $4,532,286 par various Common Stocks or ETFs valued at $135,008,588.				125,000,000

Prime Money Market Fund	5

SSgA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Value $
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $45,000,000 dated May 30, 2014 at 0.480% to be repurchased at $45,027,000 on July 14, 2014, collateralized by: $46,023,916 par various Corporate Bonds valued at $49,501,203.	45,000,000
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 dated May 30, 2014 at 0.352% to be repurchased at $25,001,711 on June 6, 2014, collateralized by: $459,310,013 par various Asset Backed Securities and Corporate Bonds valued at $26,929,442.	25,000,000

Total Other Repurchase Agreements (identified cost $195,000,000)	195,000,000

Total Repurchase Agreements (identified cost $1,370,000,000)	1,370,000,000

Total Investments and Repurchase Agreements - 100.0% (c) (cost $5,291,070,256) (d)	5,291,070,256

Other Assets and Liabilities, Net - 0.0% (e)	908,294

Net Assets - 100.0%	5,291,978,550

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Variable rate security - Rate shown is rate in effect at May 31, 2014. Maturity date shown is the final maturity.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Quarterly Report).
(d)	The identified cost for Federal income tax purposes
(e)	Less than 0.05% of net assets

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

Categories	% of Net Assets
Asset Backed Commercial Paper	7.3
Certificates of Deposit	38.7
Financial Company Commercial Paper	11.0
Other Notes	17.1
Repurchase Agreements	25.9

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

6	Prime Money Market Fund

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — May 31, 2014 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 12 investment portfolios that were in operation as of May 31, 2014. This Quarterly Report reports on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund (each a “Fund” and collectively referred to as the “Funds”), each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method which approximates fair market value. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report	7

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for each respective Fund.

As of the period ended May 31, 2014, there were no transfers between levels.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities or (for SSgA Prime Money Market Fund only) Government Agency securities, but the underlying securities on the SSgA Prime Money Market Fund may consist of other securities such as Corporate Bonds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its

8	Notes to Quarterly Report

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

Contractual Obligation/Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund. As of May 31, 2014, $10,408,302 represents the investments of other Investment Company funds not presented herein.

4.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

Notes to Quarterly Report	9

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — May 31, 2014 (Unaudited)

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling (800) 647-7327 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at ww.sec.gov, and on the Funds’ website at www.sssgafunds.com.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

10	Shareholder Requests for Additional Information

MONEY MARKET FUNDS

Money Market Fund

U.S. Government Money Market Fund

Quarterly Report

May 31, 2014

SSgA Funds

Money Market Funds

Quarterly Report

May 31, 2014 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA

Money Market Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Asset Backed Commercial Paper - 3.2%
Collateralized Commercial Paper Co. LLC	40,000,000	0.244	06/05/14	39,998,933
Gemini Securitization Corp. LLC (a)	30,000,000	0.240	08/25/14	29,983,000
Kells Funding LLC (a)	50,000,000	0.220	09/08/14	49,969,750

Total Asset Backed Commercial Paper (amortized cost $119,951,683)				119,951,683

Certificates of Deposit - 47.4%
Bank of Montreal (next reset date 06/18/14) (b)	40,000,000	0.251	11/14/14	40,000,000
Bank of Nova Scotia	50,000,000	0.200	07/14/14	50,000,000
Bank of Nova Scotia (next reset date 06/09/14) (b)	55,000,000	0.262	11/04/14	55,000,000
Bank of Nova Scotia (next reset date 06/10/14) (b)	35,000,000	0.220	02/05/15	35,000,000
Bank of Tokyo - Mitsubishi	100,000,000	0.210	06/27/14	100,000,000
Bank of Tokyo - Mitsubishi	35,000,000	0.210	07/01/14	35,000,000
Barclays Bank (next reset date 06/09/14) (b)	100,000,000	0.372	09/09/14	100,000,000
Barclays Bank (next reset date 06/09/14) (b)	55,000,000	0.371	10/03/14	55,000,000
BNP Paribas	50,000,000	0.250	08/08/14	50,000,000
Branch Bank & Trust	30,000,000	0.170	07/28/14	30,000,000
Citibank NA	75,000,000	0.210	08/25/14	75,000,000
Commonwealth Bank of Australia	50,000,000	0.210	11/14/14	50,000,000
Credit Suisse	70,000,000	0.210	08/01/14	70,000,000
Credit Suisse	45,000,000	0.240	09/02/14	45,000,000
Credit Suisse	25,000,000	0.250	10/10/14	25,000,000
Deutsche Bank AG	75,000,000	0.300	08/22/14	75,000,000
Deutsche Bank AG	50,000,000	0.300	09/23/14	50,000,000
ING Bank NV	75,000,000	0.240	07/15/14	75,000,000
Rabobank Nederland NV	50,000,000	0.246	06/02/14	50,000,000
Rabobank Nederland NV	50,000,000	0.240	07/07/14	50,000,000
Rabobank Nederland NV	60,000,000	0.210	09/11/14	60,000,000
Royal Bank of Canada (next reset date 06/20/14) (b)	11,000,000	0.219	05/20/15	11,000,000
Skandinaviska Enskilda Banken AB (next reset date 06/03/14) (b)	61,000,000	0.251	10/03/14	61,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.220	07/07/14	50,000,000
Sumitomo Mitsui Banking Corp.	45,000,000	0.220	08/25/14	45,000,000
Sumitomo Mitsui Banking Corp.	25,000,000	0.220	08/29/14	25,000,000
Swedbank AB (next reset date 06/06/14) (b)	48,000,000	0.251	08/06/14	48,000,000
Toronto Dominion Bank	50,000,000	0.150	09/02/14	50,000,000
UBS AG	55,000,000	0.220	07/31/14	55,000,000
UBS AG (next reset date 06/10/14) (b)	105,000,000	0.250	10/14/14	105,000,000
Wells Fargo Bank NA	100,000,000	0.210	09/03/14	100,000,000
Westpac Banking Corp. (next reset date 06/16/14) (b)	10,000,000	0.221	01/16/15	10,000,000
Westpac Banking Corp. (next reset date 07/24/14) (b)	15,000,000	0.239	04/24/15	15,000,000

Total Certificates of Deposit (amortized cost $1,750,000,000)				1,750,000,000

Financial Company Commercial Paper - 10.0%
BNP Paribas	50,000,000	0.220	06/10/14	49,997,250
Caisse des Depots et Consignations (a)	50,000,000	0.170	09/17/14	49,974,500
Caisse des Depots et Consignations (a)	50,000,000	0.175	09/25/14	49,971,806
Commonwealth Bank of Australia (a)	49,000,000	0.258	07/03/14	49,000,000
DnB Bank ASA (a)	50,000,000	0.215	08/15/14	49,977,604
DnB Bank ASA (a)	50,000,000	0.215	08/18/14	49,976,708

Money Market Fund	1

SSgA

Money Market Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Nordea Bank AB (a)	50,000,000	0.190	09/17/14	49,971,500
Westpac Banking Corp. (next reset date 06/13/14) (a)(b)	20,000,000	0.222	01/13/15	20,000,000

Total Financial Company Commercial Paper (amortized cost $368,869,368)				368,869,368

Other Notes - 13.9%
Bank of America NA	32,000,000	0.190	08/26/14	32,000,000
Bank of America NA	32,000,000	0.200	09/16/14	32,000,000
JPMorgan Chase Bank NA (next reset date 06/09/14) (b)	44,500,000	0.354	06/05/15	44,500,000
JPMorgan Chase Bank NA (next reset date 07/22/14) (b)	30,000,000	0.348	06/22/15	30,000,000
Lloyds Bank PLC	150,000,000	0.060	06/02/14	150,000,000
Natixis	117,000,000	0.090	06/02/14	117,000,000
Royal Bank of Canada (next reset date 07/07/14) (a)(b)	25,000,000	0.280	06/05/15	25,000,000
Svenska Handelsbanken AB (next reset date 06/27/14) (a)(b)	25,000,000	0.280	11/26/14	25,000,000
Wells Fargo Bank NA (next reset date 06/10/14) (b)	25,000,000	0.285	06/10/15	25,000,000
Wells Fargo Bank NA (next reset date 06/20/14) (b)	33,000,000	0.319	06/19/15	33,000,000

Total Other Notes (amortized cost $513,500,000)				513,500,000

Total Investments - 74.5% (amortized cost $2,752,321,051)				2,752,321,051

Repurchase Agreements - 25.5%
Government Agency Repurchase Agreements - 2.7%
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 30, 2014 at 0.050% to be repurchased at $100,000,972 on June 6, 2014, collateralized by: $100,268,085 par various United States Government Mortgage Agency Obligations valued at $102,000,331. (identified cost $100,000,000)				100,000,000

Treasury Repurchase Agreements - 20.6%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated May 30, 2014 at 0.050% to be repurchased at $50,000,417 on June 5, 2014, collateralized by: $49,801,400 par various United States Government Treasury Obligations valued at $51,000,072.				50,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $10,000,000 dated May 30, 2014 at 0.660% to be repurchased at $10,000,550 on June 2, 2014, collateralized by: $9,729,490 par various United States Government Treasury Obligations valued at $10,200,000.				10,000,000
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $700,000,000 dated May 30, 2014 at 0.050% to be repurchased at $700,002,917 on June 2, 2014, collateralized by: $620,651,617 par various United States Government Treasury Obligations valued at $700,002,917.				700,000,000

Total Treasury Repurchase Agreements (identified cost $760,000,000)				760,000,000

2	Money Market Fund

SSgA

Money Market Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Value $
Other Repurchase Agreements - 2.2%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated May 30, 2014 at 0.660% to be repurchased at $25,001,375 on June 2, 2014, collateralized by: $46,734,254 par various United States Government Treasury Obligations and Corporate Bonds valued at $25,683,505.	25,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $20,000,000 dated May 30, 2014 at 0.320% to be repurchased at $20,000,711 on June 3, 2014, collateralized by: $674,375 par various Common Stocks or ETF’s valued at $21,601,393.	20,000,000
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 dated May 30, 2014 at 0.352% to be repurchased at $25,001,711 on June 6, 2014, collateralized by: $25,800,114 par various Corporate Bonds and Medium Term Notes valued at $27,004,871.	25,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $10,000,000 dated May 30, 2014 at 0.330% to be repurchased at $10,000,275 on June 2, 2014, collateralized by: $11,573,504 par various Asset Backed Securities, Certificates of Deposit, Corporate Bonds, Collateralized Mortgage Obligations and Commercial Paper valued at $10,678,740.	10,000,000

Total Other Repurchase Agreements (amortized cost $80,000,000)	80,000,000

Total Repurchase Agreement (identified cost $940,000,000)	940,000,000

Total Investments and Repurchase Agreements - 100.0% (c) (cost $3,692,321,051) (d)	3,692,321,051

Other Assets and Liabilities, Net - 0.0% (e)	(772,717)

Net Assets - 100.0%	3,691,548,334

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
(d)	The identified cost for Federal income tax purposes
(e)	Less than 0.05% of net assets

See accompanying notes which are an integral part of the quarterly report.

Money Market Fund	3

SSgA

Money Market Fund

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

Categories	% of Net Assets

Asset Backed Commercial Paper	3.2
Certificates of Deposit	47.4
Financial Company Commercial Paper	10.0
Other Notes	13.9
Repurchase Agreements	25.5

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

4	Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Government Agency Debt - 54.1%
Federal Farm Credit Bank	15,000,000	0.100	08/22/14	14,996,583
Federal Farm Credit Bank	3,000,000	0.080	10/28/14	2,999,007
Federal Farm Credit Bank (next reset date 06/04/14) (a)	38,750,000	0.096	03/04/15	38,748,399
Federal Home Loan Bank	68,500,000	0.080	06/18/14	68,497,412
Federal Home Loan Bank	47,000,000	0.128	07/07/14	46,994,007
Federal Home Loan Bank	17,000,000	0.130	07/07/14	16,997,790
Federal Home Loan Bank	56,000,000	0.061	07/16/14	55,995,730
Federal Home Loan Bank	29,000,000	0.100	07/16/14	28,996,375
Federal Home Loan Bank	10,000,000	0.115	07/23/14	9,998,339
Federal Home Loan Bank	25,000,000	0.115	07/25/14	24,995,688
Federal Home Loan Bank	27,000,000	0.111	07/29/14	26,999,541
Federal Home Loan Bank	22,000,000	0.111	07/29/14	21,999,626
Federal Home Loan Bank	10,000,000	0.115	07/30/14	9,998,115
Federal Home Loan Bank	11,000,000	0.120	07/30/14	10,997,837
Federal Home Loan Bank	47,000,000	0.055	08/01/14	46,995,620
Federal Home Loan Bank	27,000,000	0.120	08/06/14	26,994,060
Federal Home Loan Bank	14,000,000	0.131	08/08/14	13,996,536
Federal Home Loan Bank	69,000,000	0.115	08/13/14	68,983,910
Federal Home Loan Bank	4,000,000	0.111	08/14/14	4,000,117
Federal Home Loan Bank	10,000,000	0.100	08/15/14	9,997,917
Federal Home Loan Bank	55,000,000	0.062	08/22/14	54,992,233
Federal Home Loan Bank	7,000,000	0.111	08/22/14	7,000,941
Federal Home Loan Bank	13,000,000	0.115	08/25/14	12,999,542
Federal Home Loan Bank	50,000,000	0.062	08/27/14	49,992,508
Federal Home Loan Bank	55,000,000	0.098	09/05/14	54,985,627
Federal Home Loan Bank	20,000,000	0.090	09/26/14	19,994,150
Federal Home Loan Bank	3,000,000	0.080	10/15/14	2,999,093
Federal Home Loan Bank	17,000,000	0.080	10/17/14	16,994,787
Federal Home Loan Bank	71,000,000	0.080	10/24/14	70,977,122
Federal Home Loan Bank	14,000,000	0.086	10/28/14	13,999,636
Federal Home Loan Bank	24,000,000	0.086	10/30/14	23,998,375
Federal Home Loan Bank (next reset date 06/18/14) (a)	57,000,000	0.120	03/18/15	57,001,169
Federal Home Loan Bank (next reset date 06/20/14) (a)	59,000,000	0.094	01/20/15	59,000,000
Federal Home Loan Bank (next reset date 06/20/14) (a)	83,000,000	0.094	01/20/15	82,997,385
Federal Home Loan Mortgage Corp.	25,000,000	0.124	06/30/14	24,997,503
Federal Home Loan Mortgage Corp.	60,000,000	0.115	07/07/14	59,993,100
Federal Home Loan Mortgage Corp.	135,000,000	0.070	08/06/14	134,982,675
Federal Home Loan Mortgage Corp.	10,000,000	0.120	08/11/14	9,997,633
Federal Home Loan Mortgage Corp.	27,775,000	0.050	08/19/14	27,771,952
Federal Home Loan Mortgage Corp.	34,000,000	0.060	09/11/14	33,994,220
Federal Home Loan Mortgage Corp.	49,000,000	0.100	10/03/14	48,983,122
Federal Home Loan Mortgage Corp.	8,900,000	0.078	10/14/14	8,897,413
Federal National Mortgage Assoc.	85,000,000	0.112	07/02/14	84,991,949
Federal National Mortgage Assoc.	5,000,000	0.112	07/02/14	4,999,526
Federal National Mortgage Assoc.	56,000,000	0.080	07/14/14	55,994,649
Federal National Mortgage Assoc.	81,000,000	0.060	07/24/14	80,992,845
Federal National Mortgage Assoc.	34,000,000	0.055	08/01/14	33,996,831
Federal National Mortgage Assoc.	36,700,000	0.045	08/13/14	36,696,651
Federal National Mortgage Assoc.	61,000,000	0.065	09/02/14	60,989,757
Federal National Mortgage Assoc.	46,000,000	0.060	09/04/14	45,992,717

U.S. Government Money Market Fund	5

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Federal National Mortgage Assoc. (next reset date 06/11/14) (a)	17,000,000	0.130	09/11/14	17,001,978
Federal National Mortgage Assoc.	40,000,000	0.090	09/17/14	39,989,200
Federal National Mortgage Assoc.	53,000,000	0.065	09/22/14	52,989,187
Federal National Mortgage Assoc.	32,500,000	0.060	10/01/14	32,493,392
Federal National Mortgage Assoc.	60,000,000	0.060	10/06/14	59,987,300
Federal National Mortgage Assoc.	11,000,000	0.080	11/26/14	10,995,649
Federal National Mortgage Assoc. (next reset date 06/27/14) (a)	10,000,000	0.120	02/27/15	10,001,885

Total Government Agency Debt (amortized cost $2,055,846,311)				2,055,846,311

Treasury Debt - 2.9%
U.S. Treasury Note	15,000,000	0.080	07/31/14	15,063,237
U.S. Treasury Note	17,000,000	0.502	07/31/14	17,072,529
U.S. Treasury Note	15,000,000	0.075	06/30/14	15,002,097
U.S. Treasury Note	43,000,000	0.502	06/30/14	43,088,670
U.S. Treasury Note (next reset date 06/02/14) (a)	19,000,000	0.075	01/31/16	18,991,975

Total Treasury Debt (amortized cost $109,218,508)				109,218,508

Total Investments - 57.0% (amortized cost $2,165,064,819)				2,165,064,819

Repurchase Agreements - 18.4%
Government Agency Repurchase Agreements - 2.1%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $30,000,000 dated May 30, 2014 at 0.080% to be repurchased at $30,000,200 on June 2, 2014, collateralized by: $29,423,558 par various United States Government Mortgage Agency Obligations valued at $30,600,056.				30,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated May 30, 2014 at 0.050% to be repurchased at $50,000,486 on June 6, 2014, collateralized by: $50,124,000 par various United States Government Mortgage Agency Obligations valued at $51,007,604.				50,000,000

Total Government Agency Repurchase Agreements (identified cost $80,000,000)				80,000,000

Treasury Repurchase Agreements - 16.3%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $54,000,000 dated May 30, 2014 at 0.070% to be repurchased at $54,000,315 on June 2, 2014, collateralized by: $39,640,300 par various United States Government Treasury Obligations valued at $55,080,031.				54,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $30,000,000 dated May 30, 2014 at 0.070% to be repurchased at $30,000,175 on June 2, 2014, collateralized by: $23,994,900 par various United States Government Treasury Obligations valued at $30,600,077.				30,000,000

6	U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Value $
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated May 30, 2014 at 0.040% to be repurchased at $50,000,222 on June 3, 2014, collateralized by: $54,084,510 par various United States Government Treasury Obligations valued at $51,080,595.	50,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $76,000,000 dated May 30, 2014 at 0.060% to be repurchased at $76,000,380 on June 2, 2014, collateralized by: $62,914,200 par various United States Government Treasury Obligations valued at $77,608,721.	76,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $30,000,000 dated May 30, 2014 at 0.070% to be repurchased at $30,000,175 on June 2, 2014, collateralized by: $27,840,900 par various United States Government Treasury Obligations valued at $30,600,035.	30,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated May 30, 2014 at 0.070% to be repurchased at $25,000,146 on June 2, 2014, collateralized by: $25,505,800 par various United States Government Treasury Obligations valued at $25,500,087.	25,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $250,000,000 dated May 30, 2014 at 0.050% to be repurchased at $250,002,083 on June 5, 2014, collateralized by: $277,942,862 par various United States Government Treasury Obligations valued at $255,002,583.	250,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000,000 dated May 30, 2014 at 0.070% to be repurchased at $50,000,292 on June 2, 2014, collateralized by: $50,810,000 par various United States Government Treasury Obligations valued at $51,002,910.	50,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated May 30, 2014 at 0.070% to be repurchased at $25,000,146 on June 2, 2014, collateralized by: $24,921,000 par various United States Government Treasury Obligations valued at $25,500,027.	25,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $30,000,000 dated May 30, 2014 at 0.060% to be repurchased at $30,000,150 on June 2, 2014, collateralized by: $27,801,900 par various United States Government Treasury Obligations valued at $30,600,007.	30,000,000

Total Treasury Repurchase Agreements (identified cost $620,000,000)	620,000,000

Total Repurchase Agreement (identified cost $700,000,000)	700,000,000

Total Investments and Repurchase Agreements - 75.4% (b) (cost $2,865,064,819) (c)	2,865,064,819

Other Assets and Liabilities, Net - 24.6%	933,068,037

Net Assets - 100.0%	3,798,132,856

U.S. Government Money Market Fund	7

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2014 (Unaudited)

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
(c)	The identified cost for Federal income tax purposes

Presentation of Portfolio Holdings — May 31, 2014 (Unaudited)

Categories	% of Net Assets

Government Agency Debt	54.1
Treasury Debt	2.9
Repurchase Agreements	18.4

Total Investments and Repurchase Agreements	75.4
Other Assets and Liabilities, Net	24.6

100.0

See accompanying notes which are an integral part of the quarterly report.

8	U.S. Government Money Market Fund

SSgA

Money Market Funds

Notes to Quarterly Report — May 31, 2014 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 12 investment portfolios that were in operation as of May 31, 2014. This Quarterly Report reports on two funds: the SSgA Money Market Fund and SSgA U.S. Government Money Market Fund (each a “Fund” and collectively referred to as the “Funds”), each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method which approximates fair market value. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

Notes to Quarterly Report	9

SSgA

Money Market Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for each respective Fund.

As of the period ended May 31, 2014, there were no transfers between levels.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities or Government Agency securities, but the underlying securities on the SSgA Money Market Fund may consist of other securities such as Corporate Bonds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

10	Notes to Quarterly Report

SSgA

Money Market Funds

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

Contractual Obligation/ Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

Notes to Quarterly Report	11

SSgA

Money Market Funds

Shareholder Requests for Additional Information — May 31, 2014 (Unaudited)

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling (800) 647-7327 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at ww.sec.gov, and on the Funds’ website at www.sssgafunds.com.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

12	Shareholder Requests for Additional Information

S&P 500 Index Fund

Quarterly Report

May 31, 2014

SSgA Funds

S&P 500 Index Fund

Quarterly Report

May 31, 2014 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — May 31, 2014 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 12 investment portfolios that were in operation as of May 31, 2014. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests substantially all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio and investment policies that are substantially similar to those of the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 49.49% at May 31, 2014). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The Fund’s portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its Quarterly Report.

Security Valuation

The Fund records its investments in the Master Portfolio for the period ended May 31, 2014 using Level 1 inputs. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Notes to Quarterly Report	1

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Fund and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for the Fund.

The level associated with valuing the Fund’s investments for the period ended May 31, 2014 was Level 1 for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

2	Notes to Quarterly Report

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — May 31, 2014 (Unaudited)

Contractual Obligation/Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Fund enters into contracts that contain a variety of representations and obligations including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Notes to Quarterly Report	3

SSgA

S&P 500 Index Fund

Shareholder Requests for Additional Information — May 31, 2014 (Unaudited)

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling (800) 647-7327 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at ww.sec.gov, and on the Funds’ website at www.sssgafunds.com.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

4	Shareholder Requests for Additional Information

State Street Equity 500 Index Portfolio

Portfolio of Investments — May 31, 2014 (Unaudited)

	Shares	Market Value

Common Stocks - 97.4%
Consumer Discretionary - 12.3%
Amazon.com, Inc. (a)	60,492	$18,906,775
AutoNation, Inc. (a)	10,363	592,453
AutoZone, Inc. (a)	5,764	3,069,330
Bed Bath & Beyond, Inc. (a)	36,545	2,223,763
Best Buy Co., Inc.	42,119	1,165,012
BorgWarner, Inc.	37,000	2,326,930
Cablevision Systems Corp.	35,600	627,628
CarMax, Inc. (a)	37,200	1,648,332
Carnival Corp.	70,650	2,828,119
CBS Corp. Class B	91,203	5,436,611
Chipotle Mexican Grill, Inc. (a)	5,100	2,790,159
Coach, Inc.	44,828	1,824,948
Comcast Corp. Class A	426,248	22,250,146
D.R. Horton, Inc.	46,076	1,091,080
Darden Restaurants, Inc.	20,588	1,031,871
Delphi Automotive PLC	45,500	3,142,230
DIRECTV (a)	79,577	6,560,328
Discovery Communications, Inc. Class A (a)	37,200	2,862,912
Dollar General Corp. (a)	48,200	2,592,196
Dollar Tree, Inc. (a)	31,200	1,654,536
eBay, Inc. (a)	188,903	9,583,049
Expedia, Inc.	17,357	1,272,268
Family Dollar Stores, Inc.	15,558	911,699
Ford Motor Co.	644,398	10,593,903
Fossil Group, Inc. (a)	8,800	921,888
GameStop Corp. Class A	19,500	738,075
Gannett Co., Inc.	39,574	1,099,761
Gap, Inc.	44,098	1,818,161
Garmin Ltd.	22,600	1,331,366
General Motors Co.	211,500	7,313,670
Genuine Parts Co.	25,209	2,176,293
Goodyear Tire & Rubber Co.	39,357	1,037,844
Graham Holdings Co. Class B	660	446,780
H&R Block, Inc.	43,615	1,298,855
Harley-Davidson, Inc.	35,801	2,550,463
Harman International Industries, Inc.	12,021	1,262,566
Hasbro, Inc.	17,825	957,202
Home Depot, Inc.	227,812	18,277,357
Host Hotels & Resorts, Inc.	118,721	2,620,172
International Game Technology	39,819	499,728
Interpublic Group of Cos., Inc.	71,894	1,374,613
Johnson Controls, Inc.	107,886	5,217,367
Kohl’s Corp.	34,533	1,879,977
L Brands, Inc.	39,567	2,270,750
Lennar Corp. Class A	25,931	1,060,578
Lowe’s Cos., Inc.	171,762	8,086,555
Macy’s, Inc.	61,423	3,678,623
Marriott International, Inc. Class A	39,050	2,406,261
Mattel, Inc.	55,276	2,146,367

	Shares	Market Value
McDonald’s Corp.	161,125	$16,342,909
McGraw Hill Financial, Inc.	44,366	3,627,808
Michael Kors Holdings, Ltd. (a)	29,100	2,746,458
Mohawk Industries, Inc. (a)	9,900	1,343,034
Netflix, Inc. (a)	9,500	3,969,385
Newell Rubbermaid, Inc.	47,893	1,402,307
News Corp. Class A (a)	80,202	1,368,246
NIKE, Inc. Class B	121,604	9,352,564
Nordstrom, Inc.	23,633	1,608,462
O’Reilly Automotive, Inc. (a)	17,700	2,618,715
Omnicom Group, Inc.	41,741	2,969,872
PetSmart, Inc.	17,300	994,231
PulteGroup, Inc.	54,705	1,070,030
PVH Corp.	13,000	1,711,190
Ralph Lauren Corp.	9,515	1,460,362
Ross Stores, Inc.	35,900	2,457,355
Scripps Networks Interactive, Inc. Class A	17,635	1,348,372
Snap-on, Inc.	9,212	1,080,291
Stanley Black & Decker, Inc.	25,707	2,246,792
Staples, Inc.	110,033	1,237,871
Starbucks Corp.	123,161	9,020,312
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,495,073
Target Corp.	102,816	5,835,836
The Priceline Group, Inc. (a)	8,390	10,727,706
Tiffany & Co.	16,380	1,628,336
Time Warner Cable, Inc.	46,071	6,503,382
Time Warner, Inc.	144,091	10,061,875
TJX Cos., Inc.	117,012	6,371,303
Tractor Supply Co.	22,500	1,462,950
TripAdvisor, Inc. (a)	18,157	1,764,316
Twenty-First Century Fox, Inc.	315,909	11,186,338
Under Armour, Inc. Class A (a)	26,200	1,330,698
Urban Outfitters, Inc. (a)	18,300	613,416
V.F. Corp.	57,572	3,628,187
Viacom, Inc. Class B	64,522	5,505,662
Walt Disney Co.	264,445	22,216,024
Whirlpool Corp.	12,661	1,817,487
Wyndham Worldwide Corp.	22,699	1,678,137
Wynn Resorts, Ltd.	12,700	2,730,119
Yum! Brands, Inc.	72,292	5,588,894

		352,579,855

Consumer Staples - 9.4%
Altria Group, Inc.	326,499	13,569,298
Archer-Daniels-Midland Co.	107,024	4,809,659
Avon Products, Inc.	67,660	966,861
Brown-Forman Corp. Class B	26,182	2,426,286
Campbell Soup Co.	28,865	1,324,904
Clorox Co.	20,543	1,841,064
Coca-Cola Co.	615,722	25,189,187
Coca-Cola Enterprises, Inc.	40,801	1,862,158
Colgate-Palmolive Co.	143,202	9,795,017
ConAgra Foods, Inc.	68,575	2,214,972

State Street Equity 500 Index Portfolio	5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2014 (Unaudited)

	Shares	Market Value

Constellation Brands, Inc. Class A (a)	26,926	$2,265,284
Costco Wholesale Corp.	71,489	8,294,154
CVS Caremark Corp.	192,032	15,039,946
Dr Pepper Snapple Group, Inc.	32,700	1,886,790
Estee Lauder Cos., Inc. Class A	41,204	3,157,050
General Mills, Inc.	103,664	5,694,264
Hormel Foods Corp.	21,200	1,043,252
Kellogg Co.	41,835	2,885,778
Keurig Green Mountain, Inc.	20,900	2,357,102
Kimberly-Clark Corp.	61,800	6,943,230
Kraft Foods Group, Inc.	96,669	5,747,939
Kroger Co.	84,176	4,018,562
Lorillard, Inc.	61,383	3,816,181
McCormick & Co., Inc.	20,753	1,500,649
Molson Coors Brewing Co. Class B	25,162	1,653,898
Mondelez International, Inc. Class A	281,909	10,605,417
Monster Beverage Corp. (a)	22,700	1,574,926
PepsiCo, Inc.	249,054	21,998,940
Philip Morris International, Inc.	259,499	22,976,041
Procter & Gamble Co.	440,619	35,597,609
Reynolds American, Inc.	52,074	3,105,173
Safeway, Inc.	37,164	1,276,212
Sysco Corp.	95,709	3,591,959
The Hershey Co.	24,282	2,363,610
The J.M. Smucker Co.	17,160	1,760,616
Tyson Foods, Inc. Class A	44,235	1,878,218
Wal-Mart Stores, Inc.	262,902	20,182,987
Walgreen Co.	141,018	10,140,604
Whole Foods Market, Inc.	60,066	2,296,924

		269,652,721

Energy - 10.1%
Anadarko Petroleum Corp.	81,626	8,396,050
Apache Corp.	65,125	6,070,953
Baker Hughes, Inc.	71,973	5,075,536
Cabot Oil & Gas Corp.	67,500	2,446,200
Cameron International Corp. (a)	35,200	2,251,040
Chesapeake Energy Corp.	83,182	2,388,987
Chevron Corp. (b)	311,846	38,291,570
ConocoPhillips	198,530	15,870,488
Consol Energy, Inc.	37,173	1,641,932
Denbury Resources, Inc.	61,500	1,038,735
Devon Energy Corp.	63,951	4,725,979
Diamond Offshore Drilling, Inc.	11,500	587,190
Ensco PLC Class A	38,000	2,001,080
EOG Resources, Inc.	89,834	9,504,437
EQT Corp.	24,100	2,575,808
ExxonMobil Corp. (b)	703,447	70,717,527
FMC Technologies, Inc. (a)	38,600	2,241,116
Halliburton Co.	138,434	8,948,374
Helmerich & Payne, Inc.	17,300	1,902,135

	Shares	Market Value
Hess Corp.	44,301	$4,044,681
Kinder Morgan, Inc.	108,526	3,623,683
Marathon Oil Corp.	115,177	4,222,389
Marathon Petroleum Corp.	47,488	4,244,952
Murphy Oil Corp.	28,841	1,778,625
Nabors Industries, Ltd.	48,204	1,264,391
National Oilwell Varco, Inc.	70,757	5,792,876
Newfield Exploration Co. (a)	20,600	751,488
Noble Corp. PLC	39,400	1,239,524
Noble Energy, Inc.	57,920	4,174,294
Occidental Petroleum Corp.	128,644	12,824,520
Peabody Energy Corp.	44,124	713,044
Phillips 66	94,965	8,052,082
Pioneer Natural Resources Co.	23,600	4,959,776
QEP Resources, Inc.	27,068	864,552
Range Resources Corp.	26,600	2,472,470
Rowan Cos. PLC Class A	19,620	607,435
Schlumberger, Ltd.	213,058	22,166,554
Southwestern Energy Co. (a)	56,300	2,559,961
Spectra Energy Corp.	107,798	4,374,443
Tesoro Corp.	23,165	1,301,873
Transocean, Ltd.	55,100	2,341,199
Valero Energy Corp.	87,909	4,927,300
Williams Cos., Inc. (The)	110,968	5,211,057

		291,188,306

Financials - 16.2%
ACE, Ltd.	53,600	5,558,856
AFLAC, Inc.	75,490	4,622,253
Allstate Corp.	70,906	4,130,984
American Express Co.	149,664	13,694,256
American International Group, Inc.	239,833	12,967,770
American Tower Corp. REIT	64,100	5,745,283
Ameriprise Financial, Inc.	32,307	3,638,091
Aon PLC	49,547	4,456,257
Apartment Investment & Management Co. Class A	22,952	722,529
Assurant, Inc.	12,531	849,727
AvalonBay Communities, Inc.	19,298	2,737,228
Bank of America Corp.	1,729,471	26,184,191
BB&T Corp.	114,470	4,340,702
Berkshire Hathaway, Inc. Class B (a)	292,503	37,539,835
BlackRock, Inc.	20,434	6,230,327
Boston Properties, Inc.	24,767	2,988,882
Capital One Financial Corp.	94,163	7,428,519
CBRE Group, Inc. (a)	49,575	1,479,318
Charles Schwab Corp.	186,393	4,698,968
Chubb Corp.	41,475	3,843,074
Cincinnati Financial Corp.	23,114	1,133,048
Citigroup, Inc.	496,520	23,619,456
CME Group, Inc.	50,655	3,647,160
Comerica, Inc.	29,944	1,436,414

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2014 (Unaudited)

	Shares	Market Value

Discover Financial Services	79,005	$4,671,566
E*TRADE Financial Corp. (a)	44,931	915,244
Equity Residential	54,057	3,340,723
Essex Property Trust, Inc.	10,000	1,809,600
Fifth Third Bancorp	141,716	2,932,104
Franklin Resources, Inc.	66,840	3,690,236
General Growth Properties, Inc. REIT	90,400	2,154,232
Genworth Financial, Inc. Class A (a)	82,251	1,397,444
Goldman Sachs Group, Inc.	67,934	10,856,533
Hartford Financial Services Group, Inc.	74,097	2,567,461
HCP, Inc.	73,400	3,064,450
Health Care REIT, Inc.	46,100	2,914,903
Hudson City Bancorp, Inc.	76,692	749,281
Huntington Bancshares, Inc.	141,956	1,315,932
IntercontinentalExchange Group, Inc.	18,862	3,704,497
Invesco Ltd.	72,200	2,649,740
J.P. Morgan Chase & Co.	615,315	34,193,055
KeyCorp	148,675	2,035,361
Kimco Realty Corp.	66,569	1,525,761
Legg Mason, Inc.	18,042	881,171
Leucadia National Corp.	55,236	1,416,803
Lincoln National Corp.	42,992	2,061,896
Loews Corp.	49,231	2,123,333
M&T Bank Corp.	20,937	2,541,124
Marsh & McLennan Cos., Inc.	88,553	4,451,559
Mastercard, Inc. Class A	167,700	12,820,665
MetLife, Inc.	183,696	9,355,637
Moody’s Corp.	31,466	2,691,602
Morgan Stanley	224,130	6,916,652
NASDAQ OMX Group, Inc.	18,400	697,360
Navient Corp. (a)	69,254	1,094,213
Northern Trust Corp.	36,406	2,198,922
Paychex, Inc.	52,838	2,172,170
People’s United Financial, Inc.	57,000	819,090
PNC Financial Services Group, Inc.	85,717	7,309,089
Principal Financial Group, Inc.	43,391	2,029,397
Progressive Corp.	88,101	2,205,168
ProLogis, Inc.	81,099	3,366,420
Prudential Financial, Inc.	75,539	6,206,284
Public Storage, Inc.	23,087	3,979,737
Regions Financial Corp.	226,389	2,306,904
Simon Property Group, Inc.	50,815	8,458,665
State Street Corp. (c)	72,725	4,746,761
SunTrust Banks, Inc.	86,518	3,315,370
T. Rowe Price Group, Inc.	42,275	3,446,681
The Bank of New York Mellon Corp.	187,085	6,465,658
The Macerich Co. REIT	21,800	1,439,672
Torchmark Corp.	14,931	1,208,366

	Shares	Market Value
Total System Services, Inc.	26,575	$804,160
Travelers Cos., Inc.	57,304	5,355,059
U.S. Bancorp	295,952	12,486,215
Unum Group	40,929	1,387,902
Ventas, Inc.	46,600	3,112,880
Visa, Inc. Class A	82,400	17,701,992
Vornado Realty Trust	28,014	2,999,739
Washington Prime Group, Inc. (a)	2,608	51,863
Wells Fargo & Co.	782,249	39,722,604
Western Union Co.	86,585	1,400,079
XL Group PLC	44,968	1,459,661
Zions Bancorp.	30,453	870,651

		466,260,425

Health Care - 12.6%
Abbott Laboratories	252,406	10,098,764
AbbVie, Inc.	257,506	13,990,301
Actavis PLC (a)	27,946	5,911,697
Aetna, Inc.	60,559	4,696,350
Alexion Pharmaceuticals, Inc. (a)	32,400	5,388,768
Allergan, Inc.	49,192	8,237,692
AmerisourceBergen Corp.	36,686	2,684,681
Amgen, Inc.	122,345	14,190,797
Baxter International, Inc.	88,461	6,582,383
Becton Dickinson and Co.	31,397	3,695,427
Biogen Idec, Inc. (a)	38,231	12,209,834
Boston Scientific Corp. (a)	219,034	2,810,206
Bristol-Myers Squibb Co.	267,316	13,296,298
C.R. Bard, Inc.	12,897	1,907,595
Cardinal Health, Inc.	53,957	3,810,983
CareFusion Corp. (a)	33,878	1,454,383
Celgene Corp. (a)	66,818	10,225,159
Cerner Corp. (a)	50,100	2,707,905
CIGNA Corp.	45,996	4,129,521
Covidien PLC	75,000	5,483,250
DaVita, Inc. (a)	30,700	2,167,113
Dentsply International, Inc.	23,300	1,101,857
Edwards Lifesciences Corp. (a)	19,000	1,542,800
Eli Lilly & Co.	160,675	9,618,005
Express Scripts Holding Co. (a)	126,114	9,013,368
Forest Laboratories, Inc. (a)	37,402	3,544,962
Gilead Sciences, Inc. (a)	251,598	20,432,274
Hospira, Inc. (a)	25,303	1,244,148
Humana, Inc.	25,207	3,137,263
Intuitive Surgical, Inc. (a)	6,300	2,329,362
Johnson & Johnson	462,049	46,879,492
Laboratory Corp. of America Holdings (a)	15,422	1,581,989
McKesson Corp.	37,255	7,065,038
Mead Johnson Nutrition Co.	32,618	2,918,332
Medtronic, Inc.	161,978	9,885,517
Merck & Co., Inc.	477,870	27,649,558
Mylan, Inc. (a)	63,209	3,150,337
Patterson Cos., Inc.	12,894	504,929

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2014 (Unaudited)

	Shares	Market Value

Perrigo Co. PLC	20,800	$2,874,560
Pfizer, Inc.	1,037,181	30,731,673
Quest Diagnostics, Inc.	25,600	1,533,184
Regeneron Pharmaceuticals, Inc. (a)	12,600	3,867,696
St. Jude Medical, Inc.	46,626	3,026,027
Stryker Corp.	48,289	4,079,938
Tenet Healthcare Corp. (a)	15,542	730,474
UnitedHealth Group, Inc.	160,696	12,796,222
Varian Medical Systems, Inc. (a)	18,060	1,489,047
Vertex Pharmaceuticals, Inc. (a)	37,500	2,709,750
WellPoint, Inc.	46,238	5,010,350
Zimmer Holdings, Inc.	26,952	2,812,441
Zoetis, Inc.	79,448	2,439,054

		361,378,754

Industrials - 10.7%
3M Co.	102,272	14,578,874
ADT Corp.	28,950	932,190
Allegion PLC	14,833	777,101
AMETEK, Inc.	39,400	2,091,352
Amphenol Corp. Class A	26,100	2,500,380
Avery Dennison Corp.	15,388	780,172
Boeing Co.	110,588	14,957,027
Caterpillar, Inc.	103,179	10,547,989
CH Robinson Worldwide, Inc.	25,861	1,548,039
Cintas Corp.	17,588	1,092,567
CSX Corp.	166,214	4,886,692
Cummins, Inc.	28,358	4,336,789
Danaher Corp.	97,472	7,644,729
Deere & Co.	62,337	5,683,264
Delta Air Lines, Inc.	139,300	5,559,463
Dover Corp.	27,895	2,431,886
Eaton Corp. PLC	78,324	5,771,695
Emerson Electric Co.	112,748	7,523,674
Equifax, Inc.	19,983	1,414,597
Expeditors International of Washington, Inc.	34,020	1,548,250
Fastenal Co.	44,300	2,159,625
FedEx Corp.	45,200	6,516,032
First Solar, Inc. (a)	10,570	653,015
Flir Systems, Inc.	23,500	820,385
Flowserve Corp.	21,900	1,614,906
Fluor Corp.	26,060	1,956,585
General Dynamics Corp.	54,061	6,385,685
General Electric Co.	1,638,833	43,904,336
Honeywell International, Inc.	127,181	11,846,910
Illinois Tool Works, Inc.	66,271	5,735,755
Ingersoll-Rand PLC	44,500	2,661,990
Iron Mountain, Inc.	26,910	837,977
Jacobs Engineering Group, Inc. (a)	20,400	1,123,428
Joy Global, Inc.	17,200	982,980

	Shares	Market Value
Kansas City Southern	17,500	$1,881,600
L-3 Communications Holdings, Inc.	14,403	1,745,211
Leggett & Platt, Inc.	24,198	820,796
Lockheed Martin Corp.	43,552	7,127,285
Masco Corp.	57,123	1,216,720
Nielsen NV	47,500	2,292,350
Norfolk Southern Corp.	50,055	5,043,041
Northrop Grumman Corp.	35,011	4,255,587
PACCAR, Inc.	56,774	3,597,201
Pall Corp.	18,609	1,576,927
Parker Hannifin Corp.	23,903	2,993,373
Pentair, Ltd.	33,495	2,500,067
Pitney Bowes, Inc.	29,727	821,357
Precision Castparts Corp.	24,007	6,073,291
Quanta Services, Inc. (a)	35,000	1,188,250
Raytheon Co.	52,382	5,110,912
Republic Services, Inc.	47,503	1,681,606
Robert Half International, Inc.	23,540	1,073,189
Rockwell Automation, Inc.	22,505	2,724,905
Rockwell Collins, Inc.	22,531	1,780,850
Roper Industries, Inc.	16,100	2,281,048
Ryder System, Inc.	7,921	687,464
Southwest Airlines Co.	114,186	3,020,220
Stericycle, Inc. (a)	14,100	1,612,617
Textron, Inc.	44,839	1,758,586
Thermo Fisher Scientific, Inc.	64,024	7,485,046
Tyco International, Ltd.	74,300	3,242,452
Union Pacific Corp.	74,568	14,859,165
United Parcel Service, Inc. Class B	116,446	12,096,410
United Technologies Corp.	136,678	15,884,717
W.W. Grainger, Inc.	10,069	2,601,527
Waste Management, Inc.	73,139	3,267,850
Xylem, Inc.	28,692	1,070,212

		309,178,171

Information Technology - 16.9%
Accenture PLC Class A	101,900	8,299,755
Adobe Systems, Inc. (a)	75,257	4,857,087
Agilent Technologies, Inc.	54,968	3,129,878
Akamai Technologies, Inc. (a)	28,924	1,571,730
Alliance Data Systems Corp. (a)	8,900	2,278,845
Altera Corp.	50,554	1,674,854
Analog Devices, Inc.	50,069	2,622,614
Apple, Inc.	145,284	91,964,772
Applied Materials, Inc.	194,207	3,921,039
Autodesk, Inc. (a)	36,476	1,910,248
Automatic Data Processing, Inc.	78,417	6,248,267
Avago Technologies, Ltd.	38,900	2,749,063
Broadcom Corp. Class A	88,659	2,825,562
CA, Inc.	53,099	1,523,410
Cisco Systems, Inc.	837,019	20,607,408
Citrix Systems, Inc. (a)	29,667	1,838,464

8	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2014 (Unaudited)

	Shares	Market Value

Cognizant Technology Solutions Corp. Class A (a)	97,968	$4,762,225
Computer Sciences Corp.	23,144	1,455,526
Corning, Inc.	234,476	4,994,339
Dun & Bradstreet Corp.	7,100	733,075
Electronic Arts, Inc. (a)	50,400	1,770,552
EMC Corp.	334,084	8,873,271
F5 Networks, Inc. (a)	12,200	1,324,310
Facebook, Inc. Class A (a)	277,600	17,572,080
Fidelity National Information Services, Inc.	46,777	2,532,975
Fiserv, Inc. (a)	42,104	2,530,871
Google, Inc. Class A (a)	45,890	26,233,019
Google, Inc. Class C (a)	45,890	25,743,372
Harris Corp.	18,600	1,436,850
Hewlett-Packard Co.	313,416	10,499,436
Intel Corp.	807,956	22,073,358
International Business Machines Corp.	159,042	29,320,983
Intuit, Inc.	47,863	3,795,057
Jabil Circuit, Inc.	27,551	518,510
Juniper Networks, Inc. (a)	84,393	2,064,253
KLA-Tencor Corp.	27,005	1,769,368
Lam Research Corp. (a)	25,858	1,604,230
Linear Technology Corp.	37,363	1,724,676
Microchip Technology, Inc.	32,589	1,551,236
Micron Technology, Inc. (a)	174,862	4,999,305
Microsoft Corp. (b)	1,233,635	50,505,017
Motorola Solutions, Inc.	38,152	2,572,208
NetApp, Inc.	57,357	2,122,783
NVIDIA Corp.	99,956	1,899,164
Oracle Corp.	568,162	23,874,167
PerkinElmer, Inc.	19,218	864,234
QUALCOMM, Inc.	276,611	22,253,355
Red Hat, Inc. (a)	29,800	1,493,576
Salesforce.com, Inc. (a)	89,700	4,720,911
SanDisk Corp.	38,367	3,707,403
Seagate Technology PLC	51,800	2,783,214
Symantec Corp.	113,463	2,495,051
TE Connectivity, Ltd.	67,300	4,001,658
Teradata Corp. (a)	25,320	1,063,187
Texas Instruments, Inc.	173,599	8,155,681
VeriSign, Inc. (a)	18,721	937,548
Waters Corp. (a)	13,765	1,378,702
Western Digital Corp.	34,600	3,039,610
Xerox Corp.	186,701	2,305,757
Xilinx, Inc.	42,502	1,995,894
Yahoo!, Inc. (a)	154,519	5,354,083

		485,429,076

Materials - 3.6%
Air Products & Chemicals, Inc.	34,009	4,080,060
Airgas, Inc.	11,600	1,233,312
Alcoa, Inc.	195,249	2,657,339

	Shares	Market Value
Allegheny Technologies, Inc.	17,228	$707,554
Ball Corp.	25,024	1,510,449
Bemis Co., Inc.	17,462	723,101
CF Industries Holdings, Inc.	9,250	2,250,617
Dow Chemical Co.	197,728	10,305,583
E.I. du Pont de Nemours & Co.	150,612	10,438,918
Eastman Chemical Co.	24,808	2,189,554
Ecolab, Inc.	43,766	4,778,809
FMC Corp.	21,400	1,638,384
Freeport-McMoRan Copper & Gold, Inc. Class B	171,004	5,822,686
International Flavors & Fragrances, Inc.	13,031	1,293,457
International Paper Co.	71,411	3,401,306
LyondellBasell Industries NV	72,200	7,188,954
MeadWestvaco Corp.	28,820	1,169,516
Monsanto Co.	84,555	10,303,027
Mosaic Co.	54,900	2,744,451
Newmont Mining Corp.	78,406	1,794,713
Nucor Corp.	51,654	2,615,242
Owens-Illinois, Inc. (a)	26,300	873,949
Plum Creek Timber Co., Inc.	31,411	1,416,636
PPG Industries, Inc.	23,271	4,691,666
Praxair, Inc.	48,411	6,401,871
Sealed Air Corp.	31,392	1,033,739
Sherwin-Williams Co.	14,196	2,904,644
Sigma-Aldrich Corp.	19,134	1,885,273
United States Steel Corp.	21,478	494,853
Vulcan Materials Co.	21,361	1,302,380
Weyerhaeuser Co.	94,874	2,980,941

		102,832,984

Telecommunication Services - 2.6%
AT&T, Inc.	851,450	30,200,931
CenturyLink, Inc.	99,565	3,750,614
Crown Castle International Corp.	53,500	4,105,055
Frontier Communications Corp.	165,844	960,237
Verizon Communications, Inc.	672,866	33,616,385
Windstream Holdings, Inc.	99,213	949,468

		73,582,690

Utilities - 3.0%
AES Corp.	103,195	1,455,049
AGL Resources, Inc.	18,100	966,178
Ameren Corp.	37,560	1,477,986
American Electric Power Co., Inc.	81,852	4,366,804
CenterPoint Energy, Inc.	69,711	1,681,429
CMS Energy Corp.	42,056	1,251,166
Consolidated Edison, Inc.	47,252	2,599,332
Dominion Resources, Inc.	94,562	6,520,995
DTE Energy Co.	27,484	2,092,082
Duke Energy Corp.	115,383	8,201,424
Edison International	52,219	2,879,356

State Street Equity 500 Index Portfolio	9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2014 (Unaudited)

	Shares	Market Value
Entergy Corp.	28,998	$2,187,029
Exelon Corp.	140,043	5,157,784
FirstEnergy Corp.	67,022	2,266,684
Integrys Energy Group, Inc.	12,916	748,999
NextEra Energy, Inc.	71,621	6,973,021
NiSource, Inc.	50,582	1,890,249
Northeast Utilities	50,060	2,272,724
NRG Energy, Inc.	51,700	1,842,588
Oneok, Inc.	32,200	2,076,578
Pepco Holdings, Inc.	41,200	1,141,240
PG&E Corp.	75,926	3,482,726
Pinnacle West Capital Corp.	17,860	989,801
PPL Corp.	100,475	3,525,668
Public Service Enterprise Group, Inc.	80,924	3,152,799
SCANA Corp.	22,300	1,159,600
Sempra Energy	36,886	3,701,510
Southern Co.	144,343	6,319,337
TECO Energy, Inc.	34,951	603,604
Wisconsin Energy Corp.	38,100	1,734,312
Xcel Energy, Inc.	79,051	2,431,609

		87,149,663

Total Common Stocks (Cost: $ 1,264,719,815)		2,799,232,645

	Par Amount
U.S. Government Securities - 0.1%
U.S. Treasury Bill (b)(d)(e) 0.03% due 07/17/2014	$400,000	399,987
U.S. Treasury Bill (b)(d)(e) 0.01% due 08/07/2014	3,760,000	3,759,930

Total U.S. Government Securities (Cost: $ 4,159,917)		4,159,917

	Shares
Money Market Fund - 2.3%
State Street Institutional Liquid Reserves Fund 0.07% (c)(f)	65,574,032	65,574,032

Total Money Market Fund (Cost: $ 65,574,032)		65,574,032

Total Investments (g)† - 99.8% (Cost $1,334,453,764 (h))		2,868,966,594

Other Assets in Excess of Liabilities - 0.2%		6,054,125

Net Assets - 100.0%		$2,875,020,719

(a)	Non-income producing security
(b)	All or part of this security has been designated as collateral for futures contracts
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments).
(d)	Rate represents annualized yield at date of purchase
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments).
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2014 was $1,545,468,620 and $10,955,790, respectively, resulting in net unrealized appreciation of investments of $1,534,512,830.
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying notes which are an integral part of the financial statements.

10	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2014 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments:
Common Stocks	$2,799,232,645	$—	$—	$2,799,232,645
U.S. Government Securities	—	4,159,917	—	4,159,917
Money Market Fund	65,574,032	—	—	65,574,032

Total Investments	2,864,806,677	4,159,917	—	2,868,966,594

Other Assets:
Futures contracts	2,706,332	—	—	2,706,332

Total	$2,867,513,009	$4,159,917	$—	$2,871,672,926

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the five months ended May 31, 2014, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation $

S&P 500 Financial Futures Contracts (long) Expiration Date 06/2014	736	$70,711,200	2,706,332

Total Unrealized Appreciation on Open Futures Contracts Purchased			2,706,332

See accompanying notes which are an integral part of the financial statements.

State Street Equity 500 Index Portfolio	11

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2014 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at May 31, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total

Futures Contracts	$2,706,332	$2,706,332

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

The average notional value of futures outstanding during the period ended May 31, 2014, was $53,460,759.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending May 31, 2014 were as follows:

Security Description	Number of Shares Held at 12/31/13	Shares Purchased for the Five Months Ended 05/31/14	Shares Sold for the Five Months Ended 05/31/14	Number of Shares Held at 05/31/14	Value at 05/31/14	Income Earned for the Five Months Ended 05/31/14	Realized Gain/Loss on Shares Sold

State Street Corp.	72,725	—	—	72,725	$4,746,761	$18,908	$—
State Street Institutional Liquid Reserves Fund	41,178,491	149,596,907	125,201,366	65,574,032	65,574,032	13,807	—

See accompanying notes which are an integral part of the financial statements.

12	State Street Equity 500 Index Portfolio

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and
Principal Executive Officer

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and
Principal Executive Officer

Date:	July 28, 2014

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer and
Principal Financial Officer

Date:	July 28, 2014